NATIONWIDE

VL SEPARATE

ACCOUNT-G

Annual Report

to

Contract Owners

December 31, 2016

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life and Annuity Insurance Company and subsidiary and

Contract Owners of Nationwide VL Separate Account-G:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VL Separate Account-G (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)), as of December 31, 2016, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2016, by correspondence with the transfer agents of the underlying mutual funds or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2016, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/    KPMG LLP

Columbus, Ohio

March 21, 2017

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2016

Assets:
Investments at fair value:
VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)
10,113 shares (cost $114,141)	$117,613
VP Inflation Protection Fund - Class I (ACVIP1)
762,103 shares (cost $8,067,320)	7,720,101
Global Allocation V.I. Fund - Class I (BRVGA1)
673,260 shares (cost $11,058,459)	10,442,268
Global Allocation V.I. Fund - Class II (MLVGA2)
143,661 shares (cost $2,321,036)	2,221,002
VIP Small Cap Value Series: Service Class (DWVSVS)
45,385 shares (cost $1,585,405)	1,800,416
VA Global Bond Portfolio (DFVGB)
878,189 shares (cost $9,527,252)	9,308,805
VA Inflation-Protected Securities Portfolio (DFVIPS)
6,330 shares (cost $63,346)	62,733
VA International Small Portfolio (DFVIS)
1,005,761 shares (cost $11,661,189)	11,455,623
VA International Value Portfolio (DFVIV)
1,026,347 shares (cost $11,923,815)	11,454,034
VA Short-Term Fixed Portfolio (DFVSTF)
943,937 shares (cost $9,642,204)	9,609,276
VA U.S. Large Value Portfolio (DFVULV)
656,483 shares (cost $14,538,090)	15,722,756
VA U.S. Targeted Value Portfolio (DFVUTV)
590,254 shares (cost $10,327,051)	11,409,607
Stock Index Fund, Inc. - Initial Shares (DSIF)
292,307 shares (cost $11,194,207)	13,405,210
Global Income Builder VIP - Class A (DSGIBA)
1,636 shares (cost $38,715)	38,439
Franklin Income Securities Fund - Class 2 (FTVIS2)
46,302 shares (cost $696,536)	712,118
Rising Dividends Securities Fund - Class 1 (FTVRDI)
2,414 shares (cost $61,754)	61,580
Small Cap Value Securities Fund - Class 1 (FTVSVI)
141,250 shares (cost $2,806,791)	2,815,119
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)
42,385 shares (cost $367,552)	311,956
Templeton Foreign Securities Fund - Class 2 (TIF2)
32,223 shares (cost $532,649)	438,559
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
80,047 shares (cost $1,452,652)	1,300,769
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
189,478 shares (cost $1,371,730)	1,341,507
VIP Trust - Franklin Income VIP Fund: Class 1 (FTVIS1)
173,403 shares (cost $2,761,398)	2,753,635
VIP Trust - Franklin Founding Funds Allocation VIP Fund: Class 1 (FTVFA1)
82,684 shares (cost $593,863)	589,538
VIP Trust - Templeton Global Bond VIP Fund: Class 1 (FTVGB1)
240,799 shares (cost $4,346,325)	4,057,463
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)
32,429 shares (cost $160,280)	158,577
Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)
230,941 shares (cost $2,598,003)	2,618,869
Forty Portfolio: Service Shares (JACAS)
106,480 shares (cost $3,725,084)	3,278,516

Global Technology Portfolio: Service Shares (JAGTS)
428,468 shares (cost $3,412,990)	3,637,692
Overseas Portfolio: Service Shares (JAIGS)
95,540 shares (cost $3,112,324)	2,280,547
Series Fund, Inc. - Total Return Portfolio - Class VC (LOVTRC)
452 shares (cost $7,764)	7,429
M Large Cap Value Fund (MFBOV)
161,503 shares (cost $2,100,971)	2,081,774
M Capital Appreciation Fund (MFFCA)
55,067 shares (cost $1,571,316)	1,612,360
M International Equity Fund (MFBIE)
121,826 shares (cost $1,487,326)	1,354,702
M Large Cap Growth Fund (MFTCG)
96,484 shares (cost $2,243,597)	1,926,785
Var Insurance Trust II - MFS Investors Growth Stock Portfolio: Initial Class (MV2IGI)
577 shares (cost $10,070)	8,878
Variable Insurance Trust II - MFS International Value Portfolio - Initial Class (MVIVIC)
386,787 shares (cost $8,625,074)	8,729,793
Variable Insurance Trust - MFS New Discovery Series - Intital Class (MNDIC)
77,828 shares (cost $1,291,183)	1,259,252
Value Series - Initial Class (MVFIC)
576,990 shares (cost $10,467,164)	10,905,107
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
4,322 shares (cost $74,335)	96,086
Core Plus Fixed Income Portfolio - Class I (MSVFI)
10,785 shares (cost $114,374)	115,081
NVIT Investor Destinations Managed Growth and Income Class I (IDPGI)
54,081 shares (cost $565,498)	566,231
NVIT Investor Destinations Managed Growth Class I (IDPG)
143,627 shares (cost $1,526,807)	1,515,265
NVIT Cardinal Managed Growth and Income Class I (NCPGI)
128,766 shares (cost $1,295,650)	1,304,397
NVIT Cardinal Managed Growth Class I (NCPG)
205,097 shares (cost $2,112,844)	2,081,733
NVIT Bond Index Fund Class I (NVBX)
93,545 shares (cost $990,313)	967,260
NVIT International Index Fund Class I (NVIX)
135,410 shares (cost $1,220,868)	1,156,400
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
308,889 shares (cost $5,284,555)	5,056,518
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
808,196 shares (cost $18,131,589)	19,138,092
American Funds NVIT Bond Fund - Class II (GVABD2)
62,467 shares (cost $722,564)	706,496
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
146,293 shares (cost $4,150,126)	3,862,137
American Funds NVIT Growth Fund - Class II (GVAGR2)
63,837 shares (cost $4,890,807)	4,751,389
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
43,908 shares (cost $2,099,409)	2,268,733
Federated NVIT High Income Bond Fund - Class I (HIBF)
530,978 shares (cost $3,505,158)	3,467,289
NVIT Emerging Markets Fund - Class I (GEM)
939,498 shares (cost $10,022,060)	9,197,683
NVIT International Equity Fund - Class I (GIG)
84,581 shares (cost $886,200)	796,753
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)
14,934 shares (cost $130,859)	139,632

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
72,843 shares (cost $742,764)	707,304
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
109,395 shares (cost $1,497,782)	1,438,545
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)
1,301,549 shares (cost $13,065,465)	12,065,361
NVIT Cardinal Balanced Fund - Class I (NVCRB1)
684,334 shares (cost $7,766,493)	7,411,333
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)
1,426,742 shares (cost $15,666,914)	14,738,249
NVIT Cardinal Conservative Fund - Class I (NVCCN1)
221,013 shares (cost $2,344,827)	2,203,495
NVIT Cardinal Moderate Fund - Class I (NVCMD1)
1,967,187 shares (cost $21,722,268)	20,694,808
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
3,416,289 shares (cost $35,071,237)	31,259,048
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)
240,853 shares (cost $2,685,236)	2,533,775
NVIT Core Bond Fund - Class I (NVCBD1)
139,423 shares (cost $1,538,635)	1,486,253
NVIT Core Plus Bond Fund - Class I (NVLCP1)
264,718 shares (cost $3,035,244)	2,943,660
NVIT Nationwide Fund - Class I (TRF)
77,628 shares (cost $959,356)	1,242,817
NVIT Government Bond Fund - Class I (GBF)
202,399 shares (cost $2,246,286)	2,169,720
NVIT International Index Fund - Class II (GVIX2)
234,983 shares (cost $2,205,311)	2,006,754
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
218,279 shares (cost $2,270,640)	2,741,584
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
48,219 shares (cost $660,060)	729,074
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
93,865 shares (cost $1,412,626)	1,601,342
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
85,218 shares (cost $881,033)	846,212
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
384,170 shares (cost $4,343,897)	4,790,604
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
703,535 shares (cost $7,830,939)	9,230,373
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
48,088 shares (cost $539,032)	532,334
NVIT Mid Cap Index Fund - Class I (MCIF)
286,178 shares (cost $6,995,616)	6,936,962
NVIT Money Market Fund - Class I (SAM)
1,996,414 shares (cost $1,996,414)	1,996,414
NVIT Money Market Fund - Class V (SAM5)
20,539,640 shares (cost $20,539,640)	20,539,640
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
170,819 shares (cost $1,958,783)	1,653,529
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
137,295 shares (cost $1,424,966)	1,323,525
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
260,136 shares (cost $3,143,272)	2,845,891
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
193,299 shares (cost $2,089,190)	1,967,782
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
326,953 shares (cost $3,770,100)	3,315,301

NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)
474,369 shares (cost $5,053,111)	5,033,055
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
42,482 shares (cost $459,827)	452,428
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
90,345 shares (cost $1,627,499)	1,407,577
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
235,005 shares (cost $3,314,385)	3,496,877
NVIT Multi-Manager Small Company Fund - Class I (SCF)
95,349 shares (cost $2,079,535)	2,047,146
NVIT Multi-Sector Bond Fund - Class I (MSBF)
130,022 shares (cost $1,183,289)	1,187,105
NVIT Short Term Bond Fund - Class I (NVSTB1)
31,660 shares (cost $329,307)	325,467
NVIT Short Term Bond Fund - Class II (NVSTB2)
6,121 shares (cost $63,499)	62,678
NVIT Large Cap Growth Fund - Class I (NVOLG1)
561,286 shares (cost $10,705,469)	8,930,058
NVIT Investor Destinations Aggressive Fund - Class P (NVIDAP)
964,859 shares (cost $12,075,101)	12,051,093
NVIT Investor Destinations Balanced Fund - Class P (NVDBLP)
342,386 shares (cost $5,197,323)	5,163,177
NVIT Investor Destinations Capital Appreciation Fund - Class P (NVDCAP)
316,569 shares (cost $5,417,588)	5,381,673
NVIT Investor Destinations Conservative Fund - Class P (NVIDCP)
230,991 shares (cost $2,405,839)	2,284,501
NVIT Investor Destinations Moderate Fund - Class P (NVIDMP)
1,285,831 shares (cost $16,490,457)	15,970,018
NVIT Investor Destinations Moderately Aggressive Fund - Class P (NVDMAP)
3,037,162 shares (cost $40,047,881)	39,604,597
NVIT Investor Destinations Moderately Conservative Fund - Class P (NVDMCP)
139,693 shares (cost $1,607,036)	1,538,016
Templeton NVIT International Value Fund - Class III (NVTIV3)
82,167 shares (cost $970,129)	872,617
Invesco NVIT Comstock Value Fund - Class I (EIF)
112,303 shares (cost $1,585,301)	1,973,169
NVIT Real Estate Fund - Class I (NVRE1)
1,821,954 shares (cost $13,944,762)	11,478,310
Loring Ward NVIT Capital Appreciation Fund - Class P (NVLCAP)
21,728 shares (cost $249,698)	244,440
Loring Ward NVIT Moderate Fund - Class P (NVLMP)
73,104 shares (cost $844,701)	841,433
NVIT Small Cap Index Fund Class II (NVSIX2)
448,825 shares (cost $5,632,032)	5,587,875
NVIT S&P 500 Index Fund Class I (GVEX1)
1,451,521 shares (cost $20,895,109)	21,845,387
Short Duration Bond Portfolio - I Class Shares (AMTB)
55,081 shares (cost $591,579)	579,448
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)
1,087 shares (cost $23,911)	22,966
Socially Responsive Portfolio - I Class Shares (AMSRS)
5,924 shares (cost $106,181)	133,694
TOPS Managed Risk Balanced ETF Portfolio - Class 3 (NOTB3)
139,160 shares (cost $1,524,891)	1,565,548
TOPS Managed Risk Growth ETF Portfolio - Class 3 (NOTG3)
190,287 shares (cost $2,144,041)	2,062,714
TOPS Managed Risk Moderate Growth ETF Portfolio - Class 3 (NOTMG3)
160,192 shares (cost $1,738,971)	1,805,363

VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
214,459 shares (cost $4,267,647)	4,351,381
VP Inflation Protection Fund - Class II (ACVIP2)
45,858 shares (cost $522,244)	463,623
VP Mid Cap Value Fund - Class I (ACVMV1)
215,528 shares (cost $3,771,097)	4,549,795
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
323,630 shares (cost $5,143,238)	6,110,135
Appreciation Portfolio - Initial Shares (DCAP)
33,845 shares (cost $1,484,809)	1,387,972
Quality Bond Fund II - Primary Shares (FQB)
26,362 shares (cost $292,325)	289,451
VIP Energy Portfolio - Service Class 2 (FNRS2)
422,210 shares (cost $8,431,613)	8,705,968
VIP Equity-Income Portfolio - Service Class (FEIS)
290,162 shares (cost $6,275,453)	6,342,933
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
135,320 shares (cost $1,606,654)	1,663,081
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
209,240 shares (cost $2,580,688)	2,621,783
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
523,730 shares (cost $5,979,546)	6,667,088
VIP Growth Portfolio - Service Class (FGS)
164,086 shares (cost $9,672,052)	9,697,459
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
396,980 shares (cost $5,030,539)	4,962,244
VIP Mid Cap Portfolio - Service Class (FMCS)
275,056 shares (cost $9,049,664)	9,269,403
VIP Overseas Portfolio - Service Class (FOS)
171,659 shares (cost $3,384,584)	3,045,227
VIP Value Strategies Portfolio - Service Class (FVSS)
567 shares (cost $7,322)	8,917
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
6,439 shares (cost $73,654)	72,894
Global Securities Fund/VA - Non-Service Shares (OVGS)
94,710 shares (cost $3,614,667)	3,316,753
International Growth Fund/VA - Non-Service Shares (OVIG)
454,075 shares (cost $987,873)	944,476
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
78,022 shares (cost $2,282,153)	2,216,608
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
84,400 shares (cost $2,000,032)	2,032,355
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
90,791 shares (cost $479,898)	448,510
All Asset Portfolio - Administrative Class (PMVAAA)
60,586 shares (cost $632,930)	606,461
CommodityRealReturn(R) Strategy Portfolio - Administrative Class (PMVRSA)
221,100 shares (cost $1,750,804)	1,740,061
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)
75,722 shares (cost $811,271)	740,560
Low Duration Portfolio - Administrative Class (PMVLDA)
372,755 shares (cost $3,914,120)	3,817,013
Total Return Portfolio - Administrative Class (PMVTRA)
555,179 shares (cost $6,119,722)	5,907,108
VI American Franchise Fund - Series I Shares (ACEG)
436 shares (cost $19,485)	23,346
VI Mid Cap Core Equity Fund: Series I Shares (AVMCCI)
18,360 shares (cost $248,875)	236,299

Variable Fund - Multi-Hedge Strategies (RVARS)
18,345 shares (cost $431,091)	439,367
T. Rowe Price Health Sciences Portfolio (TRHSP)
292,491 shares (cost $10,524,295)	10,131,876
Health Sciences Portfolio - II (TRHS2)
33,791 shares (cost $1,212,101)	1,127,950
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
114,429 shares (cost $2,829,432)	2,762,309
Ivy Funds VIP - Pathfinder Moderately Aggressive - Managed Volatility (WRPMAV)
36,227 shares (cost $185,791)	183,206
Ivy Funds VIP - Pathfinder Moderate - Managed Volatility (WRPMMV)
32,612 shares (cost $174,362)	171,111
Variable Insurance Portfolios - Asset Strategy (WRASP)
1,250,484 shares (cost $12,661,902)	10,058,897
Variable Insurance Portfolios - Balanced (WRBP)
58,690 shares (cost $511,253)	438,636
Variable Insurance Portfolios - Bond (WRBDP)
143,004 shares (cost $794,498)	753,058
Variable Insurance Portfolios - Core Equity (WRCEP)
74,537 shares (cost $898,955)	795,246
Variable Insurance Portfolios - Dividend Opportunities (WRDIV)
83,174 shares (cost $649,967)	647,643
Variable Insurance Portfolios - Energy (WRENG)
54,119 shares (cost $340,152)	366,523
Variable Insurance Portfolios - Global Bond (WRGBP)
14,508 shares (cost $72,624)	70,921
Variable Insurance Portfolios - Global Natural Resources (WRGNR)
135,016 shares (cost $679,990)	608,097
Variable Insurance Portfolios - Growth (WRGP)
74,337 shares (cost $834,356)	765,931
Variable Insurance Portfolios - High Income (WRHIP)
922,599 shares (cost $3,496,641)	3,328,643
Variable Insurance Portfolios - International Growth (WRIP)
60,840 shares (cost $524,176)	495,532
Variable Insurance Portfolios - International Core Equity (WRI2P)
28,739 shares (cost $484,122)	439,725
Variable Insurance Portfolios - Limited-Term Bond (WRLTBP)
6,476 shares (cost $31,856)	31,666
Variable Insurance Portfolios - Micro Cap Growth (WRMIC)
13,890 shares (cost $329,108)	287,012
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
191,512 shares (cost $1,950,039)	1,807,436
Variable Insurance Portfolios - Money Market (WRMMP)
216,347 shares (cost $216,347)	216,347
Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)
257,527 shares (cost $1,317,360)	1,204,890
Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)
75,559 shares (cost $401,439)	370,490
Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)
706,715 shares (cost $3,764,597)	3,544,316
Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)
972,436 shares (cost $5,346,309)	4,995,698
Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)
82,197 shares (cost $444,137)	410,237
Variable Insurance Portfolios - Real Estate Securities (WRRESP)
28,710 shares (cost $248,056)	241,026
Variable Insurance Portfolios - Science and Technology (WRSTP)
61,256 shares (cost $1,285,676)	1,368,427

Variable Insurance Portfolios - Small Cap Growth (WRSCP)
47,737 shares (cost $526,499)	462,454
Variable Insurance Portfolios - Small Cap Value (WRSCV)
16,158 shares (cost $268,497)	296,402
Variable Insurance Portfolios - Value (WRVP)
53,774 shares (cost $341,201)	318,677
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
119,029 shares (cost $1,133,408)	991,512

Total Investments	$676,467,867

Other Accounts Receivable	1,910
Accounts Receivable - Core Plus Fixed Income Portfolio - Class I (MSVFI)	216
Accounts Receivable - Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)	557
Accounts Receivable - NVIT Nationwide Fund - Class I (TRF)	596
Accounts Receivable - NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	364
Accounts Receivable - NVIT Large Cap Growth Fund - Class I (NVOLG1)	8,839
Accounts Receivable - Short Duration Bond Portfolio - I Class Shares (AMTB)	424
Accounts Receivable - VIP Value Strategies Portfolio - Service Class (FVSS)	4
Accounts Payable - Series Fund, Inc. - Total Return Portfolio - Class VC (LOVTRC)	(4)
Accounts Payable - NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	(985)

$676,479,788

Contract Owners' Equity:
Accumulation units	676,479,788

Total Contract Owners' Equity (note 8)	$676,479,788

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF OPERATIONS

Year Ended December 31, 2016

Investment Activity:	Total	ALVDAA	ACVIP1	BRVGA1	MLVGA2	DWVSVS	DFVGB	DFVIPS
Reinvested dividends	$10,817,872	1,426	144,340	132,896	24,893	9,176	154,625	474

Net investment income (loss)	10,817,872	1,426	144,340	132,896	24,893	9,176	154,625	474

Realized gain (loss) on investments	1,587,358	(2,742)	(30,341)	(47,314)	(6,259)	(22,660)	1,345	2
Change in unrealized gain (loss) on investments	6,801,944	6,661	117,322	315,411	67,808	309,544	(113,944)	(612)

Net gain (loss) on investments	8,389,302	3,919	86,981	268,097	61,549	286,884	(112,599)	(610)

Reinvested capital gains	30,065,867	39	45,789	-	-	114,241	49,080	25

Net increase (decrease) in contract owners’ equity resulting from operations	$49,273,041	5,384	277,110	400,993	86,442	410,301	91,106	(111)

Investment Activity:	DFVIS	DFVIV	DFVSTF	DFVULV	DFVUTV	DSIF	DSGIBA	FTVIS2
Reinvested dividends	$258,248	347,246	64,486	281,008	107,675	251,882	-	34,670

Net investment income (loss)	258,248	347,246	64,486	281,008	107,675	251,882	-	34,670

Realized gain (loss) on investments	16,109	(14,637)	271	8,580	64,247	263,660	(1,251)	(755)
Change in unrealized gain (loss) on investments	280,593	717,424	(7,163)	2,018,630	1,884,013	506,018	(276)	57,819

Net gain (loss) on investments	296,702	702,787	(6,892)	2,027,210	1,948,260	769,678	(1,527)	57,064

Reinvested capital gains	89,840	-	-	107,545	382,272	407,501	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$644,790	1,050,033	57,594	2,415,763	2,438,207	1,429,061	(1,527)	91,734

Investment Activity:	FTVRDI	FTVSVI	FTVDM2	TIF2	FTVGI2	FTVFA2	FTVIS1	FTVFA1
Reinvested dividends	$1,092	24,726	3,058	8,257	-	48,074	118,871	21,925

Net investment income (loss)	1,092	24,726	3,058	8,257	-	48,074	118,871	21,925

Realized gain (loss) on investments	3,515	34,795	(39,501)	(13,081)	(81,525)	(8,093)	(10,358)	(38,930)
Change in unrealized gain (loss) on investments	(2,764)	255,331	100,701	28,079	109,756	75,386	221,288	68,796

Net gain (loss) on investments	751	290,126	61,200	14,998	28,231	67,293	210,930	29,866

Reinvested capital gains	7,939	342,464	-	7,396	1,273	40,695	-	17,302

Net increase (decrease) in contract owners’ equity resulting from operations	$9,782	657,316	64,258	30,651	29,504	156,062	329,801	69,093

Investment Activity:	FTVGB1	IVKMG1	IVBRA1	JACAS	JAGTS	LOVTRC	MFBOV	MFFCA
Reinvested dividends	$-	-	9,774	24,803	2,613	195	37,179	-

Net investment income (loss)	-	-	9,774	24,803	2,613	195	37,179	-

Realized gain (loss) on investments	(63,661)	5,779	(11,026)	(68,925)	52,320	(9)	(11,833)	22,084
Change in unrealized gain (loss) on investments	191,236	(21,913)	178,105	(271,389)	226,008	(335)	181,179	194,986

Net gain (loss) on investments	127,575	(16,134)	167,079	(340,314)	278,328	(344)	169,346	217,070

Reinvested capital gains	2,934	17,635	-	369,019	100,942	28	-	61,140

Net increase (decrease) in contract owners’ equity resulting from operations	$130,509	1,501	176,853	53,508	381,883	(121)	206,525	278,210

Investment Activity:	MFBIE	MFTCG	MV2IGI	MVIVIC	MNDIC	MVFIC	MVIVSC	MSVFI
Reinvested dividends	$16,080	-	53	103,384	-	204,878	1,103	2,523

Net investment income (loss)	16,080	-	53	103,384	-	204,878	1,103	2,523

Realized gain (loss) on investments	17,008	15,959	(37)	22,392	(66,996)	209,204	2,498	465
Change in unrealized gain (loss) on investments	(25,484)	(155,988)	(511)	(30,405)	138,256	80,304	(2,289)	4,694

Net gain (loss) on investments	(8,476)	(140,029)	(548)	(8,013)	71,260	289,508	209	5,159

Reinvested capital gains	-	108,651	1,019	174,546	54,827	791,367	2,230	-

Net increase (decrease) in contract owners’ equity resulting from operations	$7,604	(31,378)	524	269,917	126,087	1,285,753	3,542	7,682

Investment Activity:	IDPGI	IDPG	NCPGI	NCPG	NVBX	NVIX	NVAMV1	GVAAA2
Reinvested dividends	$11,319	28,213	30,292	49,834	21,265	30,837	107,644	328,356

Net investment income (loss)	11,319	28,213	30,292	49,834	21,265	30,837	107,644	328,356

Realized gain (loss) on investments	(8,710)	(3,212)	(2,631)	(6,676)	(1,146)	(6,215)	(49,260)	208,214
Change in unrealized gain (loss) on investments	30,034	47,219	35,596	72,343	(18,535)	(5,519)	182,927	(134,459)

Net gain (loss) on investments	21,324	44,007	32,965	65,667	(19,681)	(11,734)	133,667	73,755

Reinvested capital gains	-	-	2,360	-	1,833	-	433,272	1,040,017

Net increase (decrease) in contract owners’ equity resulting from operations	$32,643	72,220	65,617	115,501	3,417	19,103	674,583	1,442,128

Investment Activity:	GVABD2	GVAGG2	GVAGR2	GVAGI2	HIBF	GEM	GIG	NVIE6
Reinvested dividends	$18,338	57,211	10,563	23,742	187,076	73,362	18,563	2,714

Net investment income (loss)	18,338	57,211	10,563	23,742	187,076	73,362	18,563	2,714

Realized gain (loss) on investments	2,997	139,762	189,836	62,025	(75,614)	(93,067)	(22,510)	1,995
Change in unrealized gain (loss) on investments	(5,894)	(526,379)	(786,070)	(140,073)	343,125	695,836	12,577	(4,564)

Net gain (loss) on investments	(2,897)	(386,617)	(596,234)	(78,048)	267,511	602,769	(9,933)	(2,569)

Reinvested capital gains	2,532	365,267	985,529	282,436	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$17,973	35,861	399,858	228,130	454,587	676,131	8,630	145

Investment Activity:	NVNMO1	NVNSR2	NVCRA1	NVCRB1	NVCCA1	NVCCN1	NVCMD1	NVCMA1
Reinvested dividends	$5,318	9,299	274,089	194,960	400,047	55,826	549,855	788,457

Net investment income (loss)	5,318	9,299	274,089	194,960	400,047	55,826	549,855	788,457

Realized gain (loss) on investments	(1,066)	(8,351)	62,621	30,819	61,646	(26,343)	70,301	(3,394)
Change in unrealized gain (loss) on investments	48,981	(28,596)	(309,614)	(138,471)	(489,479)	3,325	(606,531)	(978,317)

Net gain (loss) on investments	47,915	(36,947)	(246,993)	(107,652)	(427,833)	(23,018)	(536,230)	(981,711)

Reinvested capital gains	31,691	125,320	898,681	324,268	1,070,968	56,746	1,258,774	2,329,624

Net increase (decrease) in contract owners’ equity resulting from operations	$84,924	97,672	925,777	411,576	1,043,182	89,554	1,272,399	2,136,370

Investment Activity:	NVCMC1	NVCBD1	NVLCP1	TRF	GBF	GVIX2	GVIDA	NVDBL2
Reinvested dividends	$66,278	45,478	89,978	16,290	43,393	49,580	43,513	13,720

Net investment income (loss)	66,278	45,478	89,978	16,290	43,393	49,580	43,513	13,720

Realized gain (loss) on investments	(14,133)	(419)	(230)	42,125	1,499	(34,127)	72,280	14,105
Change in unrealized gain (loss) on investments	(40,265)	24,721	(4,215)	40,229	(37,820)	3,897	(77,457)	526

Net gain (loss) on investments	(54,398)	24,302	(4,445)	82,354	(36,321)	(30,230)	(5,177)	14,631

Reinvested capital gains	91,956	2,496	11,234	-	-	-	199,834	16,953

Net increase (decrease) in contract owners’ equity resulting from operations	$103,836	72,276	96,767	98,644	7,072	19,350	238,170	45,304

Investment Activity:	NVDCA2	GVIDC	GVIDM	GVDMA	GVDMC	MCIF	SAM	SAM5
Reinvested dividends	$28,384	16,805	89,528	160,426	10,376	77,025	124	4,870

Net investment income (loss)	28,384	16,805	89,528	160,426	10,376	77,025	124	4,870

Realized gain (loss) on investments	141,791	(712)	205,969	431,704	14,205	(5,300)	-	-
Change in unrealized gain (loss) on investments	(101,294)	2,269	(230,672)	(514,517)	(15,788)	344,358	-	-

Net gain (loss) on investments	40,497	1,557	(24,703)	(82,813)	(1,583)	339,058	-	-

Reinvested capital gains	61,654	17,517	262,357	669,135	19,637	526,047	37	250

Net increase (decrease) in contract owners’ equity resulting from operations	$130,535	35,879	327,182	746,748	28,430	942,130	161	5,120

Investment Activity:	NVMIG1	GVDIVI	NVMLG1	NVMLV1	NVMMG1	NVMMV1	NVMMV2	SCGF
Reinvested dividends	$24,536	36,943	24,077	32,109	-	65,455	5,897	-

Net investment income (loss)	24,536	36,943	24,077	32,109	-	65,455	5,897	-

Realized gain (loss) on investments	(19,472)	(23,504)	39,157	(15,433)	50,517	(52,037)	(85,166)	(154,043)
Change in unrealized gain (loss) on investments	(76,733)	56,232	(409,688)	69,767	(218,679)	193,011	100,840	(39,031)

Net gain (loss) on investments	(96,205)	32,728	(370,531)	54,334	(168,162)	140,974	15,674	(193,074)

Reinvested capital gains	36,964	-	406,896	164,321	373,601	271,445	37,382	303,015

Net increase (decrease) in contract owners’ equity resulting from operations	$(34,705)	69,671	60,442	250,764	205,439	477,874	58,953	109,941

Investment Activity:	SCVF	SCF	MSBF	NVSTB1	NVSTB2	NVOLG1	NVIDAP	NVDBLP
Reinvested dividends	$19,012	5,952	35,245	6,264	1,041	65,219	200,517	105,348

Net investment income (loss)	19,012	5,952	35,245	6,264	1,041	65,219	200,517	105,348

Realized gain (loss) on investments	34,421	20,543	(129)	(1,767)	(366)	149,335	71,359	14,097
Change in unrealized gain (loss) on investments	274,317	62,427	56,718	2,735	854	(1,804,465)	(99,327)	59,196

Net gain (loss) on investments	308,738	82,970	56,589	968	488	(1,655,130)	(27,968)	73,293

Reinvested capital gains	247,055	262,439	-	-	-	1,909,884	793,575	108,622

Net increase (decrease) in contract owners’ equity resulting from operations	$574,805	351,361	91,834	7,232	1,529	319,973	966,124	287,263

Investment Activity:	NVDCAP	NVIDCP	NVIDMP	NVDMAP	NVDMCP	NVTIV3	EIF	NVRE1
Reinvested dividends	$103,954	48,719	324,740	746,083	32,515	17,513	47,038	228,259

Net investment income (loss)	103,954	48,719	324,740	746,083	32,515	17,513	47,038	228,259

Realized gain (loss) on investments	50,205	(8,364)	94,159	254,232	(12,003)	(13,161)	47,313	(196,037)
Change in unrealized gain (loss) on investments	42,610	3,064	(325,313)	(662,005)	(1,858)	(6,101)	205,547	(118,632)

Net gain (loss) on investments	92,815	(5,300)	(231,154)	(407,773)	(13,861)	(19,262)	252,860	(314,669)

Reinvested capital gains	194,979	45,570	814,554	2,585,511	54,495	12,138	-	799,789

Net increase (decrease) in contract owners’ equity resulting from operations	$391,748	88,989	908,140	2,923,821	73,149	10,389	299,898	713,379

Investment Activity:	NVLCAP	NVLMP	NVSIX2	GVEX1	AMTB	AMMCGS	AMSRS	NOTB3
Reinvested dividends	$3,811	11,658	52,906	386,933	6,833	-	922	19,948

Net investment income (loss)	3,811	11,658	52,906	386,933	6,833	-	922	19,948

Realized gain (loss) on investments	(1,155)	(7,411)	(28,324)	232,121	(587)	(4,041)	7,486	(1,910)
Change in unrealized gain (loss) on investments	13,565	52,586	243,189	1,105,995	351	1,399	(1,023)	92,249

Net gain (loss) on investments	12,410	45,175	214,865	1,338,116	(236)	(2,642)	6,463	90,339

Reinvested capital gains	2,150	10,529	560,434	319,424	-	1,106	4,733	-

Net increase (decrease) in contract owners’ equity resulting from operations	$18,371	67,362	828,205	2,044,473	6,597	(1,536)	12,118	110,287

Investment Activity:	NOTG3	NOTMG3	ALVSVA	ACVIP2	ACVMV1	DVSCS	DCAP	FQB
Reinvested dividends	$30,415	25,722	21,398	9,065	64,897	44,019	22,679	9,857

Net investment income (loss)	30,415	25,722	21,398	9,065	64,897	44,019	22,679	9,857

Realized gain (loss) on investments	(15,252)	(4,422)	37,187	(15,486)	77,100	146,215	4,072	(2,369)
Change in unrealized gain (loss) on investments	85,289	120,501	566,993	24,214	486,048	603,242	(119,573)	2,814

Net gain (loss) on investments	70,037	116,079	604,180	8,728	563,148	749,457	(115,501)	445

Reinvested capital gains	-	-	201,040	3,766	167,984	417,285	202,387	-

Net increase (decrease) in contract owners’ equity resulting from operations	$100,452	141,801	826,618	21,559	796,029	1,210,761	109,565	10,302

Investment Activity:	FNRS2	FEIS	FF10S	FF20S	FF30S	FGS	FIGBS	FMCS
Reinvested dividends	$36,911	131,656	23,460	37,494	89,308	-	115,257	37,391

Net investment income (loss)	36,911	131,656	23,460	37,494	89,308	-	115,257	37,391

Realized gain (loss) on investments	(168,210)	17,787	13,646	123,222	42,437	520,362	(1,670)	(44,741)
Change in unrealized gain (loss) on investments	2,405,535	463,291	9,737	(71,915)	46,283	(1,275,432)	78,258	576,634

Net gain (loss) on investments	2,237,325	481,078	23,383	51,307	88,720	(755,070)	76,588	531,893

Reinvested capital gains	-	343,555	32,016	90,934	231,194	847,768	2,072	467,554

Net increase (decrease) in contract owners’ equity resulting from operations	$2,274,236	956,289	78,859	179,735	409,222	92,698	193,917	1,036,838

Investment Activity:	FOS	FVSS	GVGMNS	OVGS	OVIG	OVGI	OVSC	OVSB
Reinvested dividends	$42,545	89	203	36,900	8,398	19,632	8,881	22,964

Net investment income (loss)	42,545	89	203	36,900	8,398	19,632	8,881	22,964

Realized gain (loss) on investments	(34,728)	3,511	(743)	(165,084)	(7,026)	(40,320)	(24,453)	(5,764)
Change in unrealized gain (loss) on investments	(172,719)	(2,367)	3,743	(96,534)	(26,553)	23,843	257,425	11,121

Net gain (loss) on investments	(207,447)	1,144	3,000	(261,618)	(33,579)	(16,477)	232,972	5,357

Reinvested capital gains	5,381	-	-	233,896	17,864	208,677	65,843	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(159,521)	1,233	3,203	9,178	(7,317)	211,832	307,696	28,321

Investment Activity:	PMVAAA	PMVRSA	PMVFBA	PMVLDA	PMVTRA	ACEG	AVMCCI	RVARS
Reinvested dividends	$15,337	15,498	9,250	57,407	116,560	-	168	385

Net investment income (loss)	15,337	15,498	9,250	57,407	116,560	-	168	385

Realized gain (loss) on investments	(10,380)	(23,688)	(24,909)	(43,368)	(29,697)	2,218	363	1,513
Change in unrealized gain (loss) on investments	61,465	196,369	37,085	37,754	51,550	(3,982)	12,650	(3,217)

Net gain (loss) on investments	51,085	172,681	12,176	(5,614)	21,853	(1,764)	13,013	(1,704)

Reinvested capital gains	-	-	-	-	-	2,030	14,314	-

Net increase (decrease) in contract owners’ equity resulting from operations	$66,422	188,179	21,426	51,793	138,413	266	27,495	(1,319)

Investment Activity:	TRHSP	TRHS2	VWHA	WRPMAV	WRPMMV	WRASP	WRBP	WRBDP
Reinvested dividends	$-	-	9,066	1,352	846	61,427	4,850	17,858

Net investment income (loss)	-	-	9,066	1,352	846	61,427	4,850	17,858

Realized gain (loss) on investments	188,645	272,484	(196,712)	(867)	(1,070)	(421,286)	(6,959)	(3,431)
Change in unrealized gain (loss) on investments	(1,339,578)	(460,062)	1,076,423	(2,835)	(896)	83,683	(41,450)	13,345

Net gain (loss) on investments	(1,150,933)	(187,578)	879,711	(3,702)	(1,966)	(337,603)	(48,409)	9,914

Reinvested capital gains	72,949	8,576	-	7,414	4,953	-	52,388	2,009

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,077,984)	(179,002)	888,777	5,064	3,833	(276,176)	8,829	29,781

Investment Activity:	WRCEP	WRDIV	WRENG	WRGBP	WRGNR	WRGP	WRHIP	WRIP
Reinvested dividends	$3,242	7,799	421	1,919	3,772	184	243,514	1,098

Net investment income (loss)	3,242	7,799	421	1,919	3,772	184	243,514	1,098

Realized gain (loss) on investments	(10,126)	5,206	(4,713)	(140)	(28,092)	1,933	(84,925)	(4,157)
Change in unrealized gain (loss) on investments	(53,242)	(6,944)	101,631	2,013	143,835	(74,777)	335,206	(28,700)

Net gain (loss) on investments	(63,368)	(1,738)	96,918	1,873	115,743	(72,844)	250,281	(32,857)

Reinvested capital gains	86,781	35,014	-	-	-	80,230	-	15,019

Net increase (decrease) in contract owners’ equity resulting from operations	$26,655	41,075	97,339	3,792	119,515	7,570	493,795	(16,740)

Investment Activity:	WRI2P	WRLTBP	WRMIC	WRMCG	WRMMP	WRPAP	WRPCP	WRPMP
Reinvested dividends	$5,699	377	-	-	275	17,505	4,285	41,997

Net investment income (loss)	5,699	377	-	-	275	17,505	4,285	41,997

Realized gain (loss) on investments	(3,811)	(10)	(9,000)	(4,010)	-	(19,740)	(2,748)	10,262
Change in unrealized gain (loss) on investments	(2,272)	78	19,059	14,479	-	(54,877)	(13,560)	(183,677)

Net gain (loss) on investments	(6,083)	68	10,059	10,469	-	(74,617)	(16,308)	(173,415)

Reinvested capital gains	4,601	-	27,553	90,779	8	114,737	23,052	253,690

Net increase (decrease) in contract owners’ equity resulting from operations	$4,217	445	37,612	101,248	283	57,625	11,029	122,272

Investment Activity:	WRPMAP	WRPMCP	WRRESP	WRSTP	WRSCP	WRSCV	WRVP	WFVSCG
Reinvested dividends	$70,757	4,976	2,384	-	-	1,070	3,340	-

Net investment income (loss)	70,757	4,976	2,384	-	-	1,070	3,340	-

Realized gain (loss) on investments	(1,426)	(4,116)	305	19,159	(13,317)	5,666	(1,479)	(3,449)
Change in unrealized gain (loss) on investments	(242,591)	(17,385)	(13,719)	(35,764)	(21,335)	39,113	(4,341)	(12,266)

Net gain (loss) on investments	(244,017)	(21,501)	(13,414)	(16,605)	(34,652)	44,779	(5,820)	(15,715)

Reinvested capital gains	387,395	27,891	20,146	49,127	44,442	22,795	32,331	83,046

Net increase (decrease) in contract owners’ equity resulting from operations	$214,135	11,366	9,116	32,522	9,790	68,644	29,851	67,331

Investment Activity:	JAIGS	CAF
Reinvested dividends	$117,333	2,752

Net investment income (loss)	117,333	2,752

Realized gain (loss) on investments	(231,896)	(217,257)
Change in unrealized gain (loss) on investments	(114,137)	38,429

Net gain (loss) on investments	(346,033)	(178,828)

Reinvested capital gains	66,478	190,128

Net increase (decrease) in contract owners’ equity resulting from operations	$(162,222)	14,052

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2016 and 2015

	Total		ALVDAA		ACVIP1		BRVGA1
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$10,817,872	9,209,548	1,426	770	144,340	111,671	132,896	98,356
Realized gain (loss) on investments	1,587,358	9,453,447	(2,742)	(193)	(30,341)	(34,047)	(47,314)	11,831
Change in unrealized gain (loss) on investments	6,801,944	(53,566,638)	6,661	(3,188)	117,322	(212,160)	315,411	(649,579)
Reinvested capital gains	30,065,867	26,130,494	39	1,546	45,789	-	-	478,688

Net increase (decrease) in contract owners’ equity resulting from operations	49,273,041	(8,773,149)	5,384	(1,065)	277,110	(134,536)	400,993	(60,704)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	163,691,814	159,303,166	22,603	22,269	2,323,630	2,100,146	1,361,773	1,521,439
Transfers between funds	-	-	(52,836)	77,865	145,794	200,780	(64,024)	3,313,124
Surrenders (note 6)	(15,539,166)	(16,029,364)	-	-	(93,389)	(95,346)	(146,438)	(105,060)
Death benefits (note 4)	(1,729,864)	(404,565)	-	-	-	(7,366)	-	-
Net policy repayments (loans) (note 5)	(5,370,728)	(4,773,816)	(1,159)	8	(14,383)	(54,105)	(39,258)	(15,631)
Deductions for surrender charges (note 2d)	(2,584,227)	(2,686,781)	-	(1,534)	(69,807)	(37,450)	(39,550)	(34,399)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(43,981,064)	(38,494,693)	(11,107)	(10,201)	(542,308)	(472,708)	(559,481)	(460,368)
Asset charges (note 3)	(1,942,854)	(1,626,884)	(114)	(156)	(3,990)	(3,676)	(30,602)	(11,728)
Adjustments to maintain reserves	11,162	5,821	(3)	(2)	3	-	14	(5)

Net equity transactions	92,555,073	95,292,884	(42,616)	88,249	1,745,550	1,630,275	482,434	4,207,372

Net change in contract owners’ equity	141,828,114	86,519,735	(37,232)	87,184	2,022,660	1,495,739	883,427	4,146,668
Contract owners’ equity beginning of period	534,651,674	448,131,939	154,846	67,662	5,697,440	4,201,701	9,558,850	5,412,182

Contract owners’ equity end of period	$676,479,788	534,651,674	117,614	154,846	7,720,100	5,697,440	10,442,277	9,558,850

CHANGES IN UNITS:
Beginning units	37,804,568	30,074,365	13,015	5,625	586,893	422,946	797,102	448,110
Units purchased	16,190,434	15,472,778	2,562	9,597	250,938	225,164	128,403	425,678
Units redeemed	(9,520,185)	(7,742,575)	(6,034)	(2,207)	(78,323)	(61,217)	(89,145)	(76,686)

Ending units	44,474,817	37,804,568	9,543	13,015	759,508	586,893	836,360	797,102

	MLVGA2		DWVSVS		DFVGB		DFVIPS
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$24,893	27,492	9,176	2,723	154,625	99,208	474	-
Realized gain (loss) on investments	(6,259)	3,428	(22,660)	(3,696)	1,345	(1,746)	2	-
Change in unrealized gain (loss) on investments	67,808	(199,148)	309,544	(103,789)	(113,944)	(60,945)	(612)	-
Reinvested capital gains	-	145,059	114,241	61,098	49,080	26,392	25	-

Net increase (decrease) in contract owners’ equity resulting from operations	86,442	(23,169)	410,301	(43,664)	91,106	62,909	(111)	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	10,032	14,459	233,576	170,052	3,190,923	2,840,876	18,466	-
Transfers between funds	(169,301)	(20,690)	591,779	118,000	422,323	614,672	47,367	-
Surrenders (note 6)	(139,226)	(36,634)	(50,038)	(15,481)	(103,509)	(7,349)	-	-
Death benefits (note 4)	-	-	-	-	-	(11,223)	-	-
Net policy repayments (loans) (note 5)	(129,083)	(23,095)	(160)	(476)	(26,381)	(46,315)	-	-
Deductions for surrender charges (note 2d)	(7,448)	(9,020)	(100)	(2,060)	(51,224)	(20,483)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(106,134)	(123,422)	(71,750)	(45,908)	(713,301)	(577,746)	(2,988)	-
Asset charges (note 3)	(5,097)	(6,243)	(4,052)	(1,934)	(2,400)	(1,363)	-	-
Adjustments to maintain reserves	(12)	(2)	3	-	(5)	3	(2)	-

Net equity transactions	(546,269)	(204,647)	699,258	222,193	2,716,426	2,791,072	62,843	-

Net change in contract owners’ equity	(459,827)	(227,816)	1,109,559	178,529	2,807,532	2,853,981	62,732	-
Contract owners’ equity beginning of period	2,680,815	2,908,631	690,859	512,330	6,501,268	3,647,287	-	-

Contract owners’ equity end of period	$2,220,988	2,680,815	1,800,418	690,859	9,308,800	6,501,268	62,732	-

CHANGES IN UNITS:
Beginning units	162,940	175,251	56,660	39,303	607,216	345,929	-	-
Units purchased	744	7,359	66,477	22,049	331,983	308,444	6,582	-
Units redeemed	(33,831)	(19,670)	(10,493)	(4,692)	(84,509)	(47,157)	(297)	-

Ending units	129,853	162,940	112,644	56,660	854,690	607,216	6,285	-

	DFVIS		DFVIV		DFVSTF		DFVULV
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$258,248	166,410	347,246	242,049	64,486	19,698	281,008	208,547
Realized gain (loss) on investments	16,109	13,024	(14,637)	4,447	271	(165)	8,580	33,460
Change in unrealized gain (loss) on investments	280,593	(164,496)	717,424	(848,218)	(7,163)	(13,625)	2,018,630	(1,020,655)
Reinvested capital gains	89,840	257,424	-	-	-	6,021	107,545	463,700

Net increase (decrease) in contract owners’ equity resulting from operations	644,790	272,362	1,050,033	(601,722)	57,594	11,929	2,415,763	(314,948)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	3,561,973	3,408,628	3,723,459	3,377,675	3,242,899	2,859,698	3,946,717	3,198,057
Transfers between funds	188,580	677,933	179,794	1,144,058	599,531	613,271	485,925	1,775,708
Surrenders (note 6)	(89,051)	(9,811)	(87,951)	(8,872)	(96,040)	(7,968)	(86,852)	(26,620)
Death benefits (note 4)	-	(7,670)	-	(7,504)	-	(11,274)	(4,950)	(6,051)
Net policy repayments (loans) (note 5)	(146,066)	(44,989)	(133,393)	(46,201)	(26,058)	(48,452)	(131,540)	(21,094)
Deductions for surrender charges (note 2d)	(76,334)	(23,668)	(77,161)	(26,339)	(54,701)	(24,511)	(61,506)	(94,298)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(809,325)	(651,270)	(797,870)	(644,620)	(730,154)	(597,484)	(865,136)	(631,364)
Asset charges (note 3)	(4,488)	(3,417)	(3,103)	(2,582)	(1,146)	(666)	(13,711)	(7,645)
Adjustments to maintain reserves	(8)	(2)	(3)	2	(2)	8	6	3

Net equity transactions	2,625,281	3,345,734	2,803,772	3,785,617	2,934,329	2,782,622	3,268,953	4,186,696

Net change in contract owners’ equity	3,270,071	3,618,096	3,853,805	3,183,895	2,991,923	2,794,551	5,684,716	3,871,748
Contract owners’ equity beginning of period	8,185,530	4,567,434	7,600,222	4,416,327	6,617,353	3,822,802	10,038,049	6,166,301

Contract owners’ equity end of period	$11,455,601	8,185,530	11,454,027	7,600,222	9,609,276	6,617,353	15,722,765	10,038,049

CHANGES IN UNITS:
Beginning units	614,629	362,894	665,525	359,804	654,808	379,421	620,641	368,268
Units purchased	286,156	298,143	357,116	348,677	381,809	326,473	285,018	291,528
Units redeemed	(91,073)	(46,408)	(103,374)	(42,956)	(93,183)	(51,086)	(87,882)	(39,155)

Ending units	809,712	614,629	919,267	665,525	943,434	654,808	817,777	620,641

	DFVUTV		DSIF		DSGIBA		FTVIS2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$107,675	89,889	251,882	204,718	-	-	34,670	36,111
Realized gain (loss) on investments	64,247	49,809	263,660	411,722	(1,251)	-	(755)	9,807
Change in unrealized gain (loss) on investments	1,884,013	(978,144)	506,018	(817,575)	(276)	-	57,819	(98,788)
Reinvested capital gains	382,272	466,396	407,501	309,183	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,438,207	(372,050)	1,429,061	108,048	(1,527)	-	91,734	(52,870)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	3,453,526	2,936,825	1,029,684	1,184,943	29,200	-	44,392	15,710
Transfers between funds	(288,828)	585,744	514,893	(664,309)	13,289	-	(12,208)	(33,289)
Surrenders (note 6)	(78,323)	(25,543)	(82,651)	(105,410)	-	-	(59,590)	(5,485)
Death benefits (note 4)	-	(6,169)	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(123,684)	(50,932)	(46,051)	(61,568)	-	-	(190)	(25,311)
Deductions for surrender charges (note 2d)	(68,138)	(21,974)	(19,775)	(32,553)	-	-	(3,470)	(906)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(730,349)	(581,057)	(515,509)	(508,253)	(2,478)	-	(37,332)	(42,401)
Asset charges (note 3)	(5,672)	(3,810)	(35,032)	(32,963)	(44)	-	(2,103)	(2,291)
Adjustments to maintain reserves	(7)	(5)	9	(16)	(5)	-	(14)	8

Net equity transactions	2,158,525	2,833,079	845,568	(220,129)	39,962	-	(70,515)	(93,965)

Net change in contract owners’ equity	4,596,732	2,461,029	2,274,629	(112,081)	38,435	-	21,219	(146,835)
Contract owners’ equity beginning of period	6,812,864	4,351,835	11,130,581	11,242,662	-	-	690,891	837,726

Contract owners’ equity end of period	$11,409,596	6,812,864	13,405,210	11,130,581	38,435	-	712,110	690,891

CHANGES IN UNITS:
Beginning units	441,322	267,161	530,391	541,663	-	-	43,229	48,719
Units purchased	231,768	212,842	80,543	64,023	3,937	-	2,592	1,229
Units redeemed	(93,368)	(38,681)	(39,095)	(75,295)	(244)	-	(6,744)	(6,719)

Ending units	579,722	441,322	571,839	530,391	3,693	-	39,077	43,229

	FTVRDI		FTVSVI		FTVDM2		TIF2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$1,092	1,304	24,726	26,532	3,058	8,976	8,257	16,662
Realized gain (loss) on investments	3,515	7,940	34,795	187,726	(39,501)	(32,129)	(13,081)	(38,803)
Change in unrealized gain (loss) on investments	(2,764)	(19,455)	255,331	(825,077)	100,701	(120,018)	28,079	(23,646)
Reinvested capital gains	7,939	8,117	342,464	420,943	-	57,157	7,396	17,018

Net increase (decrease) in contract owners’ equity resulting from operations	9,782	(2,094)	657,316	(189,876)	64,258	(86,014)	30,651	(28,769)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	2,114	2,409	273,048	287,756	39,047	49,034	36,222	36,088
Transfers between funds	(10,705)	257	(125,584)	(557,266)	1,880	(56,654)	(23,359)	(15,338)
Surrenders (note 6)	(801)	-	(71,171)	(87,433)	(105,973)	(11,279)	(5,016)	(147,198)
Death benefits (note 4)	-	-	(7,049)	(1,616)	-	-	-	-
Net policy repayments (loans) (note 5)	544	(13,699)	4,534	(38,244)	5,756	(20,035)	3,506	2,842
Deductions for surrender charges (note 2d)	(83)	-	(8,727)	(46,674)	(2,032)	(1,548)	(241)	(1,186)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(3,122)	(3,676)	(150,773)	(172,544)	(17,986)	(21,423)	(23,877)	(26,420)
Asset charges (note 3)	(173)	(283)	(6,880)	(7,626)	(1,209)	(1,550)	(1,239)	(1,631)
Adjustments to maintain reserves	(15)	5	26	(33)	(3)	-	(4)	2

Net equity transactions	(12,241)	(14,987)	(92,576)	(623,680)	(80,520)	(63,455)	(14,008)	(152,841)

Net change in contract owners’ equity	(2,459)	(17,081)	564,740	(813,556)	(16,262)	(149,469)	16,643	(181,610)
Contract owners’ equity beginning of period	64,030	81,111	2,250,365	3,063,921	328,218	477,687	421,911	603,521

Contract owners’ equity end of period	$61,571	64,030	2,815,105	2,250,365	311,956	328,218	438,554	421,911

CHANGES IN UNITS:
Beginning units	3,132	3,832	107,498	135,847	43,295	50,660	51,655	69,093
Units purchased	113	130	14,799	18,280	6,363	5,855	5,089	8,334
Units redeemed	(656)	(830)	(19,279)	(46,629)	(14,619)	(13,220)	(6,646)	(25,772)

Ending units	2,589	3,132	103,018	107,498	35,039	43,295	50,098	51,655

	FTVGI2		FTVFA2		FTVIS1		FTVFA1
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$-	142,705	48,074	40,032	118,871	102,809	21,925	19,410
Realized gain (loss) on investments	(81,525)	(43,603)	(8,093)	(3,515)	(10,358)	25,789	(38,930)	(2,996)
Change in unrealized gain (loss) on investments	109,756	(183,547)	75,386	(119,206)	221,288	(282,935)	68,796	(54,529)
Reinvested capital gains	1,273	9,269	40,695	2,189	-	-	17,302	973

Net increase (decrease) in contract owners’ equity resulting from operations	29,504	(75,176)	156,062	(80,500)	329,801	(154,337)	69,093	(37,142)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	29,157	40,647	12,983	13,136	471,526	526,868	114,630	121,600
Transfers between funds	(138,886)	(81,904)	-	(39,177)	20,169	(229,919)	(114,483)	(2,876)
Surrenders (note 6)	(182,928)	(49,259)	(10,602)	(118)	(52,280)	(13,797)	(12,907)	(793)
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(529)	(53,640)	(447)	(20,102)	41,733	(15,163)	(14,024)	(16,694)
Deductions for surrender charges (note 2d)	(4,811)	(8,131)	(2,001)	(354)	(12,977)	(11,984)	(2,779)	(2,118)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(63,964)	(78,467)	(36,063)	(39,490)	(155,526)	(146,967)	(39,616)	(42,860)
Asset charges (note 3)	(5,414)	(7,145)	(1,659)	(1,737)	(4,725)	(3,817)	(627)	(530)
Adjustments to maintain reserves	4	(2)	7	3	(2)	-	35	(27)

Net equity transactions	(367,371)	(237,901)	(37,782)	(87,839)	307,918	105,221	(69,771)	55,702

Net change in contract owners’ equity	(337,867)	(313,077)	118,280	(168,339)	637,719	(49,116)	(678)	18,560
Contract owners’ equity beginning of period	1,638,642	1,951,719	1,223,234	1,391,573	2,115,917	2,165,033	590,222	571,662

Contract owners’ equity end of period	$1,300,775	1,638,642	1,341,514	1,223,234	2,753,636	2,115,917	589,544	590,222

CHANGES IN UNITS:
Beginning units	169,779	193,513	94,396	100,715	177,624	169,320	45,600	41,549
Units purchased	3,216	4,440	987	934	53,234	44,232	9,633	9,793
Units redeemed	(42,069)	(28,174)	(3,915)	(7,253)	(28,681)	(35,928)	(15,077)	(5,742)

Ending units	130,926	169,779	91,468	94,396	202,177	177,624	40,156	45,600

	FTVGB1		IVKMG1		IVBRA1		JACAS
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$-	263,937	-	-	9,774	39,110	24,803	37,131
Realized gain (loss) on investments	(63,661)	(54,615)	5,779	9,082	(11,026)	(19,042)	(68,925)	48,520
Change in unrealized gain (loss) on investments	191,236	(369,118)	(21,913)	(17,639)	178,105	(141,180)	(271,389)	(329,561)
Reinvested capital gains	2,934	16,616	17,635	11,059	-	81,414	369,019	581,274

Net increase (decrease) in contract owners’ equity resulting from operations	130,509	(143,180)	1,501	2,502	176,853	(39,698)	53,508	337,364

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	681,244	753,739	27,153	24,268	1,094,731	535,773	345,165	243,472
Transfers between funds	58,803	(69,439)	(2,073)	19,689	567,925	221,388	213,359	(182,604)
Surrenders (note 6)	(33,555)	(64,141)	(11,482)	(1,755)	(41,694)	3	(44,627)	(53,785)
Death benefits (note 4)	(3,880)	-	-	-	-	-	(17,676)	(9,376)
Net policy repayments (loans) (note 5)	97,627	(25,021)	(8,812)	(17,212)	247	(85)	(68)	(57,244)
Deductions for surrender charges (note 2d)	(9,530)	(29,948)	(941)	(1,304)	(4,594)	(108)	(8,674)	(9,969)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(257,267)	(258,390)	(9,851)	(10,700)	(261,657)	(92,614)	(154,357)	(162,113)
Asset charges (note 3)	(10,732)	(9,848)	(461)	(453)	(10,655)	(4,044)	(9,767)	(9,874)
Adjustments to maintain reserves	(3)	(1)	2	(8)	(5)	17	(14)	7

Net equity transactions	522,707	296,951	(6,465)	12,525	1,344,298	660,330	323,341	(241,486)

Net change in contract owners’ equity	653,216	153,771	(4,964)	15,027	1,521,151	620,632	376,849	95,878
Contract owners’ equity beginning of period	3,404,244	3,250,473	163,542	148,515	1,097,736	477,104	2,901,653	2,805,775

Contract owners’ equity end of period	$4,057,460	3,404,244	158,578	163,542	2,618,887	1,097,736	3,278,502	2,901,653

CHANGES IN UNITS:
Beginning units	315,893	289,255	11,108	10,209	110,977	46,256	126,651	137,085
Units purchased	87,719	80,932	1,966	3,197	156,826	79,439	28,313	18,505
Units redeemed	(38,809)	(54,294)	(2,384)	(2,298)	(30,647)	(14,718)	(14,591)	(28,939)

Ending units	364,803	315,893	10,690	11,108	237,156	110,977	140,373	126,651

	JAGTS		LOVTRC		MFBOV		MFFCA
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$2,613	9,209	195	-	37,179	21,615	-	-
Realized gain (loss) on investments	52,320	22,304	(9)	-	(11,833)	46,623	22,084	34,191
Change in unrealized gain (loss) on investments	226,008	(122,206)	(335)	-	181,179	(212,132)	194,986	(230,275)
Reinvested capital gains	100,942	151,681	28	-	-	126,627	61,140	129,946

Net increase (decrease) in contract owners’ equity resulting from operations	381,883	60,988	(121)	-	206,525	(17,267)	278,210	(66,138)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	741,701	471,669	4,846	-	259,861	374,075	242,178	293,130
Transfers between funds	452,403	1,212,357	3,103	-	199,691	220,943	22,996	111,250
Surrenders (note 6)	(120,311)	(10,878)	-	-	(6,955)	(9,696)	(3,717)	(1,369)
Death benefits (note 4)	-	-	-	-	(12,382)	-	(13,514)	-
Net policy repayments (loans) (note 5)	(28,428)	(20,669)	-	-	(22,835)	5,571	(13,716)	2,613
Deductions for surrender charges (note 2d)	(7,401)	(10,602)	-	-	(2,337)	(393)	(2,134)	(416)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(293,922)	(155,259)	(397)	-	(94,868)	(70,533)	(81,719)	(60,004)
Asset charges (note 3)	(15,697)	(7,596)	(3)	-	(4,972)	(3,651)	(4,139)	(3,068)
Adjustments to maintain reserves	11	130	(3)	-	(5)	(6)	(1)	(10)

Net equity transactions	728,356	1,479,152	7,546	-	315,198	516,310	146,234	342,126

Net change in contract owners’ equity	1,110,239	1,540,140	7,425	-	521,723	499,043	424,444	275,988
Contract owners’ equity beginning of period	2,527,537	987,397	-	-	1,560,048	1,061,005	1,187,900	911,912

Contract owners’ equity end of period	$3,637,776	2,527,537	7,425	-	2,081,771	1,560,048	1,612,344	1,187,900

CHANGES IN UNITS:
Beginning units	162,354	66,371	-	-	109,452	73,950	68,853	49,378
Units purchased	73,747	108,723	778	-	38,863	45,352	18,226	24,842
Units redeemed	(30,859)	(12,740)	(40)	-	(15,100)	(9,850)	(9,882)	(5,367)

Ending units	205,242	162,354	738	-	133,215	109,452	77,197	68,853

	MFBIE		MFTCG		MV2IGI		MVIVIC
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$16,080	22,733	-	322	53	45	103,384	103,905
Realized gain (loss) on investments	17,008	21,331	15,959	64,663	(37)	(13)	22,392	135,787
Change in unrealized gain (loss) on investments	(25,484)	(121,039)	(155,988)	(254,397)	(511)	(681)	(30,405)	33,276
Reinvested capital gains	-	-	108,651	273,306	1,019	525	174,546	53,190

Net increase (decrease) in contract owners’ equity resulting from operations	7,604	(76,975)	(31,378)	83,894	524	(124)	269,917	326,158

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	144,714	265,009	262,085	406,595	-	-	1,697,137	1,483,347
Transfers between funds	(3,641)	394,790	61,378	253,659	-	9,270	883,441	205,315
Surrenders (note 6)	(2,230)	(4,442)	(3,752)	(2,507)	-	-	(37,835)	(19,706)
Death benefits (note 4)	-	-	(12,175)	-	-	-	(1,268)	-
Net policy repayments (loans) (note 5)	(13,368)	3,449	(24,503)	(3,766)	-	-	(39,642)	(26,249)
Deductions for surrender charges (note 2d)	(1,848)	(251)	(2,319)	(558)	-	-	(6,943)	(9,358)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(61,694)	(49,809)	(94,293)	(70,825)	(378)	(365)	(412,171)	(321,692)
Asset charges (note 3)	(3,792)	(3,048)	(4,907)	(3,677)	(21)	(27)	(25,569)	(20,629)
Adjustments to maintain reserves	(3)	(1)	(12)	7	(1)	1	(5)	5

Net equity transactions	58,138	605,697	181,502	578,928	(400)	8,879	2,057,145	1,291,033

Net change in contract owners’ equity	65,742	528,722	150,124	662,822	124	8,755	2,327,062	1,617,191
Contract owners’ equity beginning of period	1,288,958	760,236	1,776,658	1,113,836	8,755	-	6,402,734	4,785,543

Contract owners’ equity end of period	$1,354,700	1,288,958	1,926,782	1,776,658	8,879	8,755	8,729,796	6,402,734

CHANGES IN UNITS:
Beginning units	145,339	82,343	100,368	67,771	888	-	433,708	345,728
Units purchased	30,094	71,102	24,852	41,572	-	927	176,464	162,410
Units redeemed	(22,602)	(8,106)	(13,783)	(8,975)	(39)	(39)	(41,852)	(74,430)

Ending units	152,831	145,339	111,437	100,368	849	888	568,320	433,708

	MNDIC		MVFIC		MVIVSC		MSVFI
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$-	-	204,878	177,618	1,103	1,763	2,523	4,279
Realized gain (loss) on investments	(66,996)	(23,561)	209,204	385,239	2,498	3,201	465	1,189
Change in unrealized gain (loss) on investments	138,256	(29,057)	80,304	(1,087,177)	(2,289)	271	4,694	(6,085)
Reinvested capital gains	54,827	28,391	791,367	445,747	2,230	1,009	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	126,087	(24,227)	1,285,753	(78,573)	3,542	6,244	7,682	(617)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	195,452	190,311	1,258,368	1,315,471	2,057	2,074	26,372	28,800
Transfers between funds	94,753	121,716	907,384	908,044	(1,438)	(656)	(20,750)	(51,528)
Surrenders (note 6)	(16,887)	(8,330)	(447,218)	(522,827)	-	(1,275)	(641)	(2,400)
Death benefits (note 4)	(1,629)	-	-	(13,229)	-	-	(16,740)	-
Net policy repayments (loans) (note 5)	(13,301)	(7,670)	33,394	(70,294)	(28)	(364)	1,166	(3,094)
Deductions for surrender charges (note 2d)	(1,827)	(2,474)	(17,566)	(12,237)	-	(91)	(90)	(658)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(69,702)	(59,221)	(435,496)	(353,705)	(5,890)	(6,403)	(7,836)	(8,056)
Asset charges (note 3)	(2,802)	(1,447)	(25,324)	(20,274)	(303)	(324)	(499)	(502)
Adjustments to maintain reserves	(1)	5	27	(3)	5	(1)	7	8

Net equity transactions	184,056	232,890	1,273,569	1,230,946	(5,597)	(7,040)	(19,011)	(37,430)

Net change in contract owners’ equity	310,143	208,663	2,559,322	1,152,373	(2,055)	(796)	(11,329)	(38,047)
Contract owners’ equity beginning of period	949,107	740,444	8,346,157	7,193,784	98,146	98,942	126,626	164,673

Contract owners’ equity end of period	$1,259,250	949,107	10,905,479	8,346,157	96,091	98,146	115,297	126,626

CHANGES IN UNITS:
Beginning units	71,308	54,582	373,926	319,923	5,792	6,208	8,541	11,035
Units purchased	33,701	24,180	94,544	85,890	116	121	1,784	1,948
Units redeemed	(18,252)	(7,454)	(40,217)	(31,887)	(447)	(537)	(2,996)	(4,442)

Ending units	86,757	71,308	428,253	373,926	5,461	5,792	7,329	8,541

	IDPGI		IDPG		NCPGI		NCPG
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$11,319	9,685	28,213	14,412	30,292	9,218	49,834	22,051
Realized gain (loss) on investments	(8,710)	(183)	(3,212)	(1,207)	(2,631)	(1,632)	(6,676)	(1,984)
Change in unrealized gain (loss) on investments	30,034	(26,788)	47,219	(55,988)	35,596	(24,844)	72,343	(74,756)
Reinvested capital gains	-	-	-	-	2,360	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	32,643	(17,286)	72,220	(42,783)	65,617	(17,258)	115,501	(54,689)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	137,494	213,993	777,507	513,438	334,150	590,045	354,482	1,105,266
Transfers between funds	(89,847)	93,391	11,331	160,450	361,111	78,314	57,832	106,826
Surrenders (note 6)	(92)	(132)	-	-	(1,316)	-	-	-
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	(5,567)	-	(24)	(2,555)	-	-
Deductions for surrender charges (note 2d)	-	-	-	-	(1,253)	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(67,410)	(29,829)	(100,539)	(54,699)	(114,021)	(48,771)	(124,829)	(64,307)
Asset charges (note 3)	(2,595)	(1,707)	(5,605)	(3,533)	(6,885)	(1,461)	(8,856)	(4,581)
Adjustments to maintain reserves	2	(2)	5	(4)	-	(3)	4	3

Net equity transactions	(22,448)	275,714	677,132	615,652	571,762	615,569	278,633	1,143,207

Net change in contract owners’ equity	10,195	258,428	749,352	572,869	637,379	598,311	394,134	1,088,518
Contract owners’ equity beginning of period	556,037	297,609	765,918	193,049	667,014	68,703	1,687,602	599,084

Contract owners’ equity end of period	$566,232	556,037	1,515,270	765,918	1,304,393	667,014	2,081,736	1,687,602

CHANGES IN UNITS:
Beginning units	56,277	29,188	78,407	19,029	68,405	6,762	175,464	59,412
Units purchased	25,538	29,282	78,507	65,012	70,565	61,856	41,540	120,835
Units redeemed	(27,719)	(2,193)	(12,251)	(5,634)	(12,465)	(213)	(13,580)	(4,783)

Ending units	54,096	56,277	144,663	78,407	126,505	68,405	203,424	175,464

	NVBX		NVIX		NVAMV1		GVAAA2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$21,265	2,533	30,837	16,845	107,644	64,818	328,356	181,750
Realized gain (loss) on investments	(1,146)	(305)	(6,215)	(5,847)	(49,260)	60,114	208,214	245,985
Change in unrealized gain (loss) on investments	(18,535)	(3,663)	(5,519)	(45,283)	182,927	(560,427)	(134,459)	(862,021)
Reinvested capital gains	1,833	1,219	-	-	433,272	317,939	1,040,017	564,033

Net increase (decrease) in contract owners’ equity resulting from operations	3,417	(216)	19,103	(34,285)	674,583	(117,556)	1,442,128	129,747

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	148,519	68,983	368,208	234,490	860,286	394,442	5,435,090	2,692,079
Transfers between funds	734,523	(21,301)	108,816	432,380	1,182,459	323,023	153,170	914,276
Surrenders (note 6)	(2,661)	-	(16,310)	(16)	(99,728)	(63,263)	(78,781)	(22,305)
Death benefits (note 4)	-	-	-	-	(38,995)	-	-	-
Net policy repayments (loans) (note 5)	-	-	(1,953)	(11)	2,765	(37,617)	(20,422)	(167,972)
Deductions for surrender charges (note 2d)	(571)	-	(28,685)	(5)	(4,641)	(9,971)	(23,180)	(23,403)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(41,282)	(9,629)	(52,092)	(29,905)	(193,890)	(137,076)	(1,499,130)	(1,194,788)
Asset charges (note 3)	(3,858)	(262)	(3,828)	(1,669)	(10,509)	(8,810)	(93,525)	(69,109)
Adjustments to maintain reserves	(2)	-	1	4	(75)	5,165	(1)	38

Net equity transactions	834,668	37,791	374,157	635,268	1,697,672	465,893	3,873,221	2,128,816

Net change in contract owners’ equity	838,085	37,575	393,260	600,983	2,372,255	348,337	5,315,349	2,258,563
Contract owners’ equity beginning of period	129,172	91,597	763,142	162,159	2,683,929	2,335,592	13,822,773	11,564,210

Contract owners’ equity end of period	$967,257	129,172	1,156,402	763,142	5,056,184	2,683,929	19,138,122	13,822,773

CHANGES IN UNITS:
Beginning units	12,550	8,912	83,763	17,628	114,223	95,149	832,357	703,208
Units purchased	89,212	8,089	55,554	65,374	81,566	33,299	331,446	218,928
Units redeemed	(9,864)	(4,451)	(13,550)	761	(17,123)	(14,225)	(106,523)	(89,779)

Ending units	91,898	12,550	125,767	83,763	178,666	114,223	1,057,280	832,357

	GVABD2		GVAGG2		GVAGR2		GVAGI2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$18,338	9,229	57,211	21,388	10,563	33,198	23,742	17,097
Realized gain (loss) on investments	2,997	2,818	139,762	174,290	189,836	634,641	62,025	141,406
Change in unrealized gain (loss) on investments	(5,894)	(13,954)	(526,379)	(306,780)	(786,070)	(495,506)	(140,073)	(279,830)
Reinvested capital gains	2,532	283	365,267	296,866	985,529	122,139	282,436	138,017

Net increase (decrease) in contract owners’ equity resulting from operations	17,973	(1,624)	35,861	185,764	399,858	294,472	228,130	16,690

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	71,132	85,731	877,773	652,044	389,800	480,633	255,301	251,096
Transfers between funds	14,598	(35,766)	(109,706)	184,651	(169,602)	(1,111,287)	174,631	(94,273)
Surrenders (note 6)	(24,096)	(12,448)	(119,945)	(33,081)	(299,829)	(15,826)	(115,155)	(115,605)
Death benefits (note 4)	-	-	-	-	(16,081)	(55,400)	-	-
Net policy repayments (loans) (note 5)	4,979	(624)	3,317	(29,935)	(73,877)	(69,891)	1,213	(14,329)
Deductions for surrender charges (note 2d)	(1,110)	(1,537)	(8,762)	(71,672)	(13,419)	(9,700)	(1,244)	(5,948)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(43,916)	(44,488)	(251,216)	(231,653)	(241,257)	(273,323)	(139,183)	(137,727)
Asset charges (note 3)	(1,987)	(2,008)	(12,877)	(10,801)	(11,839)	(12,889)	(5,763)	(5,314)
Adjustments to maintain reserves	(4)	(1)	(4)	(14)	2	(2)	9	(10)

Net equity transactions	19,596	(11,141)	378,580	459,539	(436,102)	(1,067,685)	169,809	(122,110)

Net change in contract owners’ equity	37,569	(12,765)	414,441	645,303	(36,244)	(773,213)	397,939	(105,420)
Contract owners’ equity beginning of period	668,921	681,686	3,447,687	2,802,384	4,787,684	5,560,897	1,870,796	1,976,216

Contract owners’ equity end of period	$706,490	668,921	3,862,128	3,447,687	4,751,440	4,787,684	2,268,735	1,870,796

CHANGES IN UNITS:
Beginning units	50,805	51,655	186,042	161,115	270,453	334,321	124,161	132,583
Units purchased	8,043	7,072	66,300	44,138	25,594	33,270	23,159	19,954
Units redeemed	(6,575)	(7,922)	(44,325)	(19,211)	(49,946)	(97,138)	(11,776)	(28,376)

Ending units	52,273	50,805	208,017	186,042	246,101	270,453	135,544	124,161

	HIBF		GEM		GIG		NVIE6
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$187,076	171,297	73,362	64,045	18,563	4,737	2,714	480
Realized gain (loss) on investments	(75,614)	(34,818)	(93,067)	(108,716)	(22,510)	563	1,995	6,189
Change in unrealized gain (loss) on investments	343,125	(238,924)	695,836	(1,219,516)	12,577	(75,732)	(4,564)	(18,467)
Reinvested capital gains	-	29,920	-	-	-	33,648	-	6,708

Net increase (decrease) in contract owners’ equity resulting from operations	454,587	(72,525)	676,131	(1,264,187)	8,630	(36,784)	145	(5,090)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	306,731	328,160	2,366,022	2,155,554	65,086	251,048	-	-
Transfers between funds	2,443	(110,989)	95,860	81,033	(96,146)	132,880	(3,347)	(3,452)
Surrenders (note 6)	(126,754)	(197,889)	(106,901)	(55,746)	(39,047)	(7,422)	(4,366)	(1,346)
Death benefits (note 4)	(16,063)	-	(4,509)	(8,911)	-	-	-	-
Net policy repayments (loans) (note 5)	6,653	(32,303)	(84,854)	(52,555)	28,802	(23,095)	(3,652)	(11,826)
Deductions for surrender charges (note 2d)	(4,905)	(21,808)	(47,100)	(63,675)	(1,872)	(4,623)	(220)	(493)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(160,394)	(155,635)	(605,317)	(553,185)	(34,443)	(36,574)	(8,637)	(9,873)
Asset charges (note 3)	(10,898)	(11,359)	(13,621)	(14,585)	(2,217)	(2,434)	(366)	(511)
Adjustments to maintain reserves	7	2	(8)	4	3	(9)	1	7

Net equity transactions	(3,180)	(201,821)	1,599,572	1,487,934	(79,834)	309,771	(20,587)	(27,494)

Net change in contract owners’ equity	451,407	(274,346)	2,275,703	223,747	(71,204)	272,987	(20,442)	(32,584)
Contract owners’ equity beginning of period	3,015,881	3,290,227	6,921,972	6,698,225	867,957	594,970	160,076	192,660

Contract owners’ equity end of period	$3,467,288	3,015,881	9,197,675	6,921,972	796,753	867,957	139,634	160,076

CHANGES IN UNITS:
Beginning units	169,848	180,468	845,611	687,395	91,636	60,895	16,960	19,755
Units purchased	27,424	40,994	362,170	292,862	12,034	42,355	-	-
Units redeemed	(26,216)	(51,614)	(164,650)	(134,646)	(20,276)	(11,614)	(2,259)	(2,795)

Ending units	171,056	169,848	1,043,131	845,611	83,394	91,636	14,701	16,960

	NVNMO1		NVNSR2		NVCRA1		NVCRB1
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$5,318	5,136	9,299	10,871	274,089	249,440	194,960	158,145
Realized gain (loss) on investments	(1,066)	15,985	(8,351)	188,950	62,621	237,559	30,819	162,902
Change in unrealized gain (loss) on investments	48,981	(83,468)	(28,596)	(437,680)	(309,614)	(1,374,256)	(138,471)	(610,958)
Reinvested capital gains	31,691	56,629	125,320	238,996	898,681	696,447	324,268	208,385

Net increase (decrease) in contract owners’ equity resulting from operations	84,924	(5,718)	97,672	1,137	925,777	(190,810)	411,576	(81,526)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	30,185	37,403	163,165	138,822	3,269,290	3,306,214	1,812,921	1,416,214
Transfers between funds	285	(42,861)	(175,368)	(13,723)	116,864	(257,663)	301,909	29,770
Surrenders (note 6)	(66)	(18,724)	(17,001)	(381,661)	(301,256)	(488,321)	(71,470)	(628,814)
Death benefits (note 4)	-	-	-	(3,243)	(7,007)	-	(37,319)	(2,029)
Net policy repayments (loans) (note 5)	(6,371)	(24,069)	72,611	(60,590)	(68,063)	(101,766)	(18,722)	14,739
Deductions for surrender charges (note 2d)	-	(11,666)	(2,772)	(4,924)	(23,466)	(20,949)	(67,199)	(55,171)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(27,822)	(30,976)	(73,736)	(77,637)	(998,472)	(813,284)	(609,092)	(563,110)
Asset charges (note 3)	(1,349)	(1,419)	(4,237)	(4,919)	(45,253)	(33,215)	(37,252)	(33,108)
Adjustments to maintain reserves	2	5	43	6	(4)	5	(5)	-

Net equity transactions	(5,136)	(92,307)	(37,295)	(407,869)	1,942,633	1,591,021	1,273,771	178,491

Net change in contract owners’ equity	79,788	(98,025)	60,377	(406,732)	2,868,410	1,400,211	1,685,347	96,965
Contract owners’ equity beginning of period	627,516	725,541	1,378,725	1,785,457	9,196,953	7,796,742	5,725,985	5,629,020

Contract owners’ equity end of period	$707,304	627,516	1,439,102	1,378,725	12,065,363	9,196,953	7,411,332	5,725,985

CHANGES IN UNITS:
Beginning units	43,686	49,965	83,771	108,030	663,184	553,360	414,917	403,592
Units purchased	2,404	5,491	17,510	10,042	262,225	240,306	154,360	107,600
Units redeemed	(2,745)	(11,770)	(21,869)	(34,301)	(122,251)	(130,482)	(63,992)	(96,275)

Ending units	43,345	43,686	79,412	83,771	803,158	663,184	505,285	414,917

	NVCCA1		NVCCN1		NVCMD1		NVCMA1
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$400,047	308,684	55,826	42,840	549,855	491,727	788,457	764,509
Realized gain (loss) on investments	61,646	103,142	(26,343)	16,558	70,301	202,881	(3,394)	228,644
Change in unrealized gain (loss) on investments	(489,479)	(1,192,796)	3,325	(129,144)	(606,531)	(1,811,749)	(978,317)	(3,727,847)
Reinvested capital gains	1,070,968	643,403	56,746	55,563	1,258,774	939,636	2,329,624	2,297,811

Net increase (decrease) in contract owners’ equity resulting from operations	1,043,182	(137,567)	89,554	(14,183)	1,272,399	(177,505)	2,136,370	(436,883)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	3,470,975	3,066,325	736,613	555,629	3,351,462	2,735,243	8,120,082	7,477,420
Transfers between funds	1,448,654	(281,299)	52,395	(58,854)	1,466,123	202,104	(611,693)	(649,594)
Surrenders (note 6)	(151,725)	(344,483)	(397,387)	(247,971)	(478,144)	(544,461)	(298,622)	(815,879)
Death benefits (note 4)	(18,350)	(7,727)	(19,145)	-	(224,400)	(12,583)	-	(21,834)
Net policy repayments (loans) (note 5)	(112,757)	(166,729)	(413)	5	2,099	(73,820)	(22,443)	12,281
Deductions for surrender charges (note 2d)	(52,617)	(47,071)	(6,633)	(7,943)	(34,659)	(37,773)	(116,328)	(118,629)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(942,686)	(781,271)	(241,601)	(215,396)	(1,208,561)	(1,112,421)	(2,423,097)	(2,211,003)
Asset charges (note 3)	(51,765)	(34,662)	(13,807)	(11,964)	(81,008)	(66,484)	(103,380)	(83,126)
Adjustments to maintain reserves	4	(1)	(1)	5	9	(3)	(9)	10

Net equity transactions	3,589,733	1,403,082	110,021	13,511	2,792,921	1,089,802	4,544,510	3,589,646

Net change in contract owners’ equity	4,632,915	1,265,515	199,575	(672)	4,065,320	912,297	6,680,880	3,152,763
Contract owners’ equity beginning of period	10,105,339	8,839,824	2,003,920	2,004,592	16,629,491	15,717,194	24,578,167	21,425,404

Contract owners’ equity end of period	$14,738,254	10,105,339	2,203,495	2,003,920	20,694,811	16,629,491	31,259,047	24,578,167

CHANGES IN UNITS:
Beginning units	720,719	623,239	153,734	152,786	1,193,350	1,116,884	1,765,490	1,517,067
Units purchased	367,673	160,605	61,266	49,192	359,469	193,298	651,877	531,833
Units redeemed	(108,928)	(63,125)	(53,720)	(48,244)	(162,542)	(116,832)	(332,274)	(283,410)

Ending units	979,464	720,719	161,280	153,734	1,390,277	1,193,350	2,085,093	1,765,490

	NVCMC1		NVCBD1		NVLCP1		TRF
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$66,278	63,723	45,478	42,140	89,978	50,265	16,290	9,673
Realized gain (loss) on investments	(14,133)	48,029	(419)	12,060	(230)	(4,213)	42,125	62,166
Change in unrealized gain (loss) on investments	(40,265)	(230,843)	24,721	(69,640)	(4,215)	(80,920)	40,229	(64,692)
Reinvested capital gains	91,956	95,329	2,496	6,790	11,234	20,001	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	103,836	(23,762)	72,276	(8,650)	96,767	(14,867)	98,644	7,147

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	578,853	374,079	141,432	147,079	470,281	606,913	442,656	88,025
Transfers between funds	(321,628)	(16,907)	2,493	(36,308)	(171,589)	920,964	25,566	2,649
Surrenders (note 6)	(56)	(254,290)	(5,513)	(172,581)	(2,382)	(67,838)	(18,968)	(25,002)
Death benefits (note 4)	-	-	(1,254)	(3,128)	-	-	-	(3,249)
Net policy repayments (loans) (note 5)	(1,854)	(894)	(3,440)	(16,061)	(48,604)	(49,838)	(7,621)	(43,494)
Deductions for surrender charges (note 2d)	(280)	(1,202)	(1,797)	(3,118)	(1,883)	(10,703)	(2,962)	(3,538)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(232,826)	(230,906)	(80,871)	(79,540)	(153,668)	(109,476)	(66,935)	(65,528)
Asset charges (note 3)	(13,113)	(14,941)	(3,077)	(3,477)	(8,919)	(8,330)	(4,516)	(4,082)
Adjustments to maintain reserves	(4)	(1)	3	3	2	1	60	7

Net equity transactions	9,092	(145,062)	47,976	(167,131)	83,238	1,281,693	367,280	(54,212)

Net change in contract owners’ equity	112,928	(168,824)	120,252	(175,781)	180,005	1,266,826	465,924	(47,065)
Contract owners’ equity beginning of period	2,420,843	2,589,667	1,366,006	1,541,787	2,763,662	1,496,836	777,489	824,554

Contract owners’ equity end of period	$2,533,771	2,420,843	1,486,258	1,366,006	2,943,667	2,763,662	1,243,413	777,489

CHANGES IN UNITS:
Beginning units	178,028	188,769	100,369	112,469	187,063	100,994	40,876	43,756
Units purchased	56,877	24,047	14,219	12,622	46,431	111,854	25,426	6,017
Units redeemed	(59,111)	(34,788)	(10,925)	(24,722)	(41,354)	(25,785)	(7,614)	(8,897)

Ending units	175,794	178,028	103,663	100,369	192,140	187,063	58,688	40,876

	GBF		GVIX2		GVIDA		NVDBL2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$43,393	31,165	49,580	42,984	43,513	39,175	13,720	12,993
Realized gain (loss) on investments	1,499	(23,541)	(34,127)	(81,445)	72,280	279,503	14,105	17,114
Change in unrealized gain (loss) on investments	(37,820)	(12,123)	3,897	53,716	(77,457)	(334,562)	526	(47,637)
Reinvested capital gains	-	-	-	-	199,834	-	16,953	17,198

Net increase (decrease) in contract owners’ equity resulting from operations	7,072	(4,499)	19,350	15,255	238,170	(15,884)	45,304	(332)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	528,126	450,663	365,903	508,329	92,477	99,546	9,537	4,959
Transfers between funds	111,289	123,739	57,313	(1,148,061)	(44,097)	(499,243)	(21,606)	(7,300)
Surrenders (note 6)	(4,872)	(44,349)	(54,516)	(131,552)	(59,989)	(133,232)	(6,952)	(19,809)
Death benefits (note 4)	(58,143)	(3,116)	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	410	(5,047)	(69,078)	(35,277)	22,466	3,679	(5,679)	(5,147)
Deductions for surrender charges (note 2d)	(1,260)	(8,050)	(25,711)	(41,002)	(7,350)	(18,788)	(1,254)	(7,857)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(135,386)	(111,114)	(148,076)	(205,038)	(132,544)	(161,061)	(44,620)	(55,210)
Asset charges (note 3)	(8,826)	(6,722)	(2,287)	(2,532)	(12,022)	(13,778)	(4,178)	(4,603)
Adjustments to maintain reserves	10	2	(7)	6	(985)	6	(26)	6

Net equity transactions	431,348	396,006	123,541	(1,055,127)	(142,044)	(722,871)	(74,778)	(94,961)

Net change in contract owners’ equity	438,420	391,507	142,891	(1,039,872)	96,126	(738,755)	(29,474)	(95,293)
Contract owners’ equity beginning of period	1,731,730	1,340,223	1,863,862	2,903,734	2,644,473	3,383,228	758,521	853,814

Contract owners’ equity end of period	$2,170,150	1,731,730	2,006,753	1,863,862	2,740,599	2,644,473	729,047	758,521

CHANGES IN UNITS:
Beginning units	118,355	91,498	202,246	311,118	142,983	181,101	45,409	51,025
Units purchased	65,430	67,409	54,201	58,371	4,942	5,278	598	313
Units redeemed	(36,558)	(40,552)	(40,319)	(167,243)	(12,560)	(43,396)	(4,950)	(5,929)

Ending units	147,227	118,355	216,128	202,246	135,365	142,983	41,057	45,409

	NVDCA2		GVIDC		GVIDM		GVDMA
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$28,384	33,971	16,805	15,256	89,528	94,197	160,426	158,302
Realized gain (loss) on investments	141,791	28,043	(712)	3,834	205,969	502,838	431,704	467,831
Change in unrealized gain (loss) on investments	(101,294)	(152,248)	2,269	(46,950)	(230,672)	(863,341)	(514,517)	(887,344)
Reinvested capital gains	61,654	79,731	17,517	31,112	262,357	281,738	669,135	203,789

Net increase (decrease) in contract owners’ equity resulting from operations	130,535	(10,503)	35,879	3,252	327,182	15,432	746,748	(57,422)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	3,141	3,141	3,129	5,699	77,333	303,356	346,069	473,249
Transfers between funds	(2,927)	(13,742)	(4)	(1)	(206,240)	(320,267)	(632,851)	(121,235)
Surrenders (note 6)	(1,931)	(14,606)	(21,416)	(62,891)	(338,757)	(1,511,378)	(1,041,641)	(664,071)
Death benefits (note 4)	(585,818)	-	-	-	(54,588)	-	-	(43,328)
Net policy repayments (loans) (note 5)	(6,451)	(1,018)	10,533	(1,614)	(327,003)	(363,766)	115,143	(121,459)
Deductions for surrender charges (note 2d)	(457)	(2,166)	(4,792)	(6,080)	(33,155)	(77,464)	(67,764)	(102,878)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(44,270)	(55,382)	(37,429)	(68,515)	(257,184)	(361,558)	(514,912)	(644,064)
Asset charges (note 3)	(8,077)	(10,197)	(5,186)	(5,717)	(22,084)	(27,684)	(31,467)	(38,690)
Adjustments to maintain reserves	8	8	(2)	(6)	9	(9)	4	(7)

Net equity transactions	(646,782)	(93,962)	(55,167)	(139,125)	(1,161,669)	(2,358,770)	(1,827,419)	(1,262,483)

Net change in contract owners’ equity	(516,247)	(104,465)	(19,288)	(135,873)	(834,487)	(2,343,338)	(1,080,671)	(1,319,905)
Contract owners’ equity beginning of period	2,117,598	2,222,063	865,497	1,001,370	5,625,098	7,968,436	10,311,049	11,630,954

Contract owners’ equity end of period	$1,601,351	2,117,598	846,209	865,497	4,790,611	5,625,098	9,230,378	10,311,049

CHANGES IN UNITS:
Beginning units	111,376	116,249	58,187	67,500	326,411	460,842	569,800	638,050
Units purchased	166	161	205	380	4,976	13,156	20,014	26,887
Units redeemed	(33,368)	(5,034)	(3,828)	(9,693)	(71,931)	(147,587)	(119,611)	(95,137)

Ending units	78,174	111,376	54,564	58,187	259,456	326,411	470,203	569,800

	GVDMC		MCIF		SAM		SAM5
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$10,376	13,190	77,025	46,062	124	-	4,870	-
Realized gain (loss) on investments	14,205	26,622	(5,300)	420,545	-	-	-	-
Change in unrealized gain (loss) on investments	(15,788)	(90,740)	344,358	(892,180)	-	-	-	-
Reinvested capital gains	19,637	52,294	526,047	277,390	37	-	250	-

Net increase (decrease) in contract owners’ equity resulting from operations	28,430	1,366	942,130	(148,183)	161	-	5,120	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	22,469	101,812	644,414	499,631	445,252	163,207	28,487,451	36,547,747
Transfers between funds	(54)	(67)	1,768,908	(897,674)	674,989	(156,390)	(26,284,831)	(17,744,739)
Surrenders (note 6)	(10,469)	(34,570)	(174,544)	(45,528)	(1,070,271)	(204,276)	(697,685)	(804,728)
Death benefits (note 4)	-	-	-	-	(121,772)	-	-	-
Net policy repayments (loans) (note 5)	(220,690)	(230,176)	(47,673)	(45,033)	16,043	178,855	(2,497,176)	(141,069)
Deductions for surrender charges (note 2d)	(179)	(2,204)	(10,636)	(11,522)	(14,607)	(14,656)	(13,338)	(63,304)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(46,300)	(49,627)	(234,411)	(232,989)	(165,273)	(198,794)	(1,662,675)	(1,558,484)
Asset charges (note 3)	(2,568)	(3,203)	(15,454)	(15,098)	(6,694)	(7,911)	(86,823)	(66,222)
Adjustments to maintain reserves	(11)	10	5	13	(39)	1	(233)	179

Net equity transactions	(257,802)	(218,025)	1,930,609	(748,200)	(242,372)	(239,964)	(2,755,310)	16,169,380

Net change in contract owners’ equity	(229,372)	(216,659)	2,872,739	(896,383)	(242,211)	(239,964)	(2,750,190)	16,169,380
Contract owners’ equity beginning of period	761,701	978,360	4,064,237	4,960,620	2,238,740	2,478,704	23,289,780	7,120,400

Contract owners’ equity end of period	$532,329	761,701	6,936,976	4,064,237	1,996,529	2,238,740	20,539,590	23,289,780

CHANGES IN UNITS:
Beginning units	46,837	60,141	167,843	199,670	194,977	215,876	2,328,978	712,040
Units purchased	1,856	6,300	90,823	51,123	77,410	31,650	2,887,079	3,781,687
Units redeemed	(17,726)	(19,604)	(20,505)	(82,950)	(98,518)	(52,549)	(3,162,731)	(2,164,749)

Ending units	30,967	46,837	238,161	167,843	173,869	194,977	2,053,326	2,328,978

	NVMIG1		GVDIVI		NVMLG1		NVMLV1
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$24,536	11,538	36,943	16,868	24,077	12,944	32,109	17,616
Realized gain (loss) on investments	(19,472)	(15,859)	(23,504)	(58,900)	39,157	106,450	(15,433)	52,762
Change in unrealized gain (loss) on investments	(76,733)	(110,408)	56,232	(24,795)	(409,688)	(254,921)	69,767	(266,190)
Reinvested capital gains	36,964	95,279	-	-	406,896	222,647	164,321	148,827

Net increase (decrease) in contract owners’ equity resulting from operations	(34,705)	(19,450)	69,671	(66,827)	60,442	87,120	250,764	(46,985)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	269,007	314,635	339,409	232,753	383,587	447,863	347,872	404,951
Transfers between funds	19,924	43,430	27,816	(279,676)	36,546	(4,154)	288,414	(91,113)
Surrenders (note 6)	(43,839)	(33,446)	(41,635)	(4,482)	(104,770)	(43,680)	(48,073)	(14,749)
Death benefits (note 4)	-	(2,385)	-	-	(17,655)	(1,221)	-	-
Net policy repayments (loans) (note 5)	6,666	(30,336)	594	(11,008)	(9,152)	(53,410)	(2,529)	(14,945)
Deductions for surrender charges (note 2d)	(5,950)	(3,207)	(1,318)	(1,402)	(24,075)	(6,812)	(19,359)	(8,662)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(104,120)	(103,683)	(94,059)	(61,227)	(192,587)	(192,118)	(205,562)	(108,201)
Asset charges (note 3)	(5,505)	(5,988)	(3,506)	(3,490)	(8,273)	(8,290)	(6,776)	(5,479)
Adjustments to maintain reserves	(1)	(16)	(3)	2	37	(41)	(12)	5

Net equity transactions	136,182	179,004	227,298	(128,530)	63,658	138,137	353,975	161,807

Net change in contract owners’ equity	101,477	159,554	296,969	(195,357)	124,100	225,257	604,739	114,822
Contract owners’ equity beginning of period	1,552,039	1,392,485	1,026,556	1,221,913	2,721,795	2,496,538	1,363,034	1,248,212

Contract owners’ equity end of period	$1,653,516	1,552,039	1,323,525	1,026,556	2,845,895	2,721,795	1,967,773	1,363,034

CHANGES IN UNITS:
Beginning units	159,225	142,155	118,791	134,160	164,069	155,659	92,428	81,975
Units purchased	31,763	26,717	47,373	19,934	28,725	28,730	43,598	18,676
Units redeemed	(17,675)	(9,647)	(20,614)	(35,303)	(24,920)	(20,320)	(21,341)	(8,223)

Ending units	173,313	159,225	145,550	118,791	167,874	164,069	114,685	92,428

	NVMMG1		NVMMV1		NVMMV2		SCGF
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$-	-	65,455	18,854	5,897	7,203	-	-
Realized gain (loss) on investments	50,517	94,136	(52,037)	(22,618)	(85,166)	12,180	(154,043)	135,549
Change in unrealized gain (loss) on investments	(218,679)	(549,441)	193,011	(173,732)	100,840	(104,974)	(39,031)	(253,710)
Reinvested capital gains	373,601	397,586	271,445	127,778	37,382	66,949	303,015	141,913

Net increase (decrease) in contract owners’ equity resulting from operations	205,439	(57,719)	477,874	(49,718)	58,953	(18,642)	109,941	23,752

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	523,024	390,458	939,740	373,499	44,568	48,315	391,372	205,446
Transfers between funds	(126,496)	744,070	2,645,177	592,162	(174,759)	(4,653)	(123,495)	(45,284)
Surrenders (note 6)	(51,751)	(36,817)	(157,471)	(3,855)	(13,206)	(25,594)	(9,731)	(21,636)
Death benefits (note 4)	(13,354)	(1,635)	-	-	-	(1,225)	-	-
Net policy repayments (loans) (note 5)	10,168	(24,331)	(17,763)	(12,956)	238	(10,416)	(6,906)	(1,110)
Deductions for surrender charges (note 2d)	(18,145)	(7,285)	(14,687)	(349)	(2,650)	(2,168)	(15,572)	(6,054)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(199,593)	(166,434)	(300,054)	(80,895)	(33,827)	(38,701)	(107,143)	(90,508)
Asset charges (note 3)	(9,548)	(9,149)	(8,448)	(2,110)	(1,883)	(2,444)	(3,545)	(4,205)
Adjustments to maintain reserves	30	(1)	4	2	46	(9)	(1)	(4)

Net equity transactions	114,335	888,876	3,086,498	865,498	(181,473)	(36,895)	124,979	36,645

Net change in contract owners’ equity	319,774	831,157	3,564,372	815,780	(122,520)	(55,537)	234,920	60,397
Contract owners’ equity beginning of period	2,995,787	2,164,630	1,468,684	652,904	575,312	630,849	1,172,651	1,112,254

Contract owners’ equity end of period	$3,315,561	2,995,787	5,033,056	1,468,684	452,792	575,312	1,407,571	1,172,651

CHANGES IN UNITS:
Beginning units	186,375	134,418	89,385	38,643	31,127	33,147	63,883	61,051
Units purchased	41,049	67,134	195,161	58,211	3,084	3,197	29,337	26,764
Units redeemed	(33,681)	(15,177)	(24,341)	(7,469)	(13,378)	(5,217)	(22,419)	(23,932)

Ending units	193,743	186,375	260,205	89,385	20,833	31,127	70,801	63,883

	SCVF		SCF		MSBF		NVSTB1
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$19,012	9,463	5,952	6,352	35,245	19,961	6,264	4,153
Realized gain (loss) on investments	34,421	43,977	20,543	40,985	(129)	4,515	(1,767)	(1,091)
Change in unrealized gain (loss) on investments	274,317	(250,368)	62,427	(242,664)	56,718	(54,476)	2,735	(2,966)
Reinvested capital gains	247,055	122,431	262,439	165,010	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	574,805	(74,497)	351,361	(30,317)	91,834	(30,000)	7,232	96

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	575,748	320,844	199,451	242,141	166,364	146,693	52,518	82,439
Transfers between funds	1,579,948	192,518	8,429	60,033	134,618	(32,503)	88,459	(154,846)
Surrenders (note 6)	(375,439)	(10,144)	(6,580)	(12,708)	(100,678)	(10,551)	(13,103)	(26,909)
Death benefits (note 4)	(1,647)	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	71,866	(51,893)	(4,191)	(6,872)	(3,417)	(13,311)	(77)	(2,696)
Deductions for surrender charges (note 2d)	(21,182)	(3,671)	(2,606)	(30,998)	(15,936)	(2,656)	(1,306)	(169)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(225,150)	(79,951)	(104,891)	(105,243)	(69,754)	(62,204)	(21,879)	(17,482)
Asset charges (note 3)	(5,777)	(3,210)	(5,446)	(5,255)	(3,078)	(2,462)	(1,548)	(888)
Adjustments to maintain reserves	10	(10)	1	(14)	(4)	(4)	6	(3)

Net equity transactions	1,598,377	364,483	84,167	141,084	108,115	23,002	103,070	(120,554)

Net change in contract owners’ equity	2,173,182	289,986	435,528	110,767	199,949	(6,998)	110,302	(120,458)
Contract owners’ equity beginning of period	1,323,698	1,033,712	1,611,608	1,500,841	987,153	994,151	215,168	335,626

Contract owners’ equity end of period	$3,496,880	1,323,698	2,047,136	1,611,608	1,187,102	987,153	325,470	215,168

CHANGES IN UNITS:
Beginning units	64,145	47,076	76,956	70,495	65,448	64,007	20,912	32,592
Units purchased	100,906	23,536	10,280	13,489	21,441	9,665	23,847	6,609
Units redeemed	(30,490)	(6,467)	(7,653)	(7,028)	(14,448)	(8,224)	(13,972)	(18,289)

Ending units	134,561	64,145	79,583	76,956	72,441	65,448	30,787	20,912

	NVSTB2		NVOLG1		NVIDAP		NVDBLP
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$1,041	1,098	65,219	38,922	200,517	126,176	105,348	71,224
Realized gain (loss) on investments	(366)	23	149,335	514,436	71,359	82,652	14,097	36,743
Change in unrealized gain (loss) on investments	854	(1,321)	(1,804,465)	(1,150,022)	(99,327)	(314,820)	59,196	(186,795)
Reinvested capital gains	-	-	1,909,884	869,890	793,575	-	108,622	74,337

Net increase (decrease) in contract owners’ equity resulting from operations	1,529	(200)	319,973	273,226	966,124	(105,992)	287,263	(4,491)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	35,684	1,102	840,553	689,910	3,411,315	2,798,543	1,682,179	1,376,255
Transfers between funds	(34,179)	(107)	2,339,735	(122,750)	628,495	307,768	(25,993)	121,990
Surrenders (note 6)	(3,359)	(1,289)	(131,705)	(104,878)	(165,209)	(16,011)	(59,359)	(31,089)
Death benefits (note 4)	-	-	(11,989)	(47,555)	-	-	-	-
Net policy repayments (loans) (note 5)	1,260	(1)	(44,581)	(104,953)	(9,585)	(12,149)	27,818	(78,947)
Deductions for surrender charges (note 2d)	(244)	(111)	(10,402)	(21,459)	(44,353)	(27,493)	(23,313)	(18,120)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(2,636)	(2,761)	(373,819)	(316,491)	(900,296)	(741,743)	(521,472)	(467,290)
Asset charges (note 3)	(178)	(177)	(23,682)	(21,614)	(45,473)	(32,827)	(24,353)	(19,248)
Adjustments to maintain reserves	12	(4)	336	(7)	347	23	27	18

Net equity transactions	(3,640)	(3,348)	2,584,446	(49,797)	2,875,241	2,276,111	1,055,534	883,569

Net change in contract owners’ equity	(2,111)	(3,548)	2,904,419	223,429	3,841,365	2,170,119	1,342,797	879,078
Contract owners’ equity beginning of period	64,795	68,343	6,034,478	5,811,049	8,210,097	6,039,978	3,820,416	2,941,338

Contract owners’ equity end of period	$62,684	64,795	8,938,897	6,034,478	12,051,462	8,210,097	5,163,213	3,820,416

CHANGES IN UNITS:
Beginning units	5,650	5,939	234,159	236,973	589,540	430,299	311,255	239,612
Units purchased	131	97	139,278	62,470	289,111	212,686	149,957	121,479
Units redeemed	(448)	(386)	(38,733)	(65,284)	(88,525)	(53,445)	(65,916)	(49,836)

Ending units	5,333	5,650	334,704	234,159	790,126	589,540	395,296	311,255

	NVDCAP		NVIDCP		NVIDMP		NVDMAP
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$103,954	74,500	48,719	37,971	324,740	208,286	746,083	510,212
Realized gain (loss) on investments	50,205	24,802	(8,364)	(2,237)	94,159	625,766	254,232	250,191
Change in unrealized gain (loss) on investments	42,610	(260,231)	3,064	(90,690)	(325,313)	(1,268,093)	(662,005)	(1,602,117)
Reinvested capital gains	194,979	137,245	45,570	61,966	814,554	451,184	2,585,511	521,967

Net increase (decrease) in contract owners’ equity resulting from operations	391,748	(23,684)	88,989	7,010	908,140	17,143	2,923,821	(319,747)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,525,741	1,447,411	540,888	630,388	3,106,353	2,912,295	11,060,277	10,868,259
Transfers between funds	(118,626)	159,303	(11,099)	(138,369)	1,907,500	47,048	238,338	146,192
Surrenders (note 6)	(57,421)	(14,050)	(25,803)	(17,715)	(148,668)	(2,321,046)	(619,196)	(292,690)
Death benefits (note 4)	-	-	-	-	(26,484)	-	(35,982)	(11,483)
Net policy repayments (loans) (note 5)	(2,970)	(24,218)	(2,200)	(1,177)	(99,255)	(36,430)	3,776	(59,924)
Deductions for surrender charges (note 2d)	(25,943)	(3,209)	(1,851)	(4,491)	(52,557)	(314,216)	(249,064)	(120,149)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(453,056)	(392,630)	(257,717)	(211,287)	(1,001,128)	(959,286)	(2,938,579)	(2,550,498)
Asset charges (note 3)	(19,751)	(16,122)	(15,081)	(12,970)	(68,674)	(60,762)	(126,395)	(94,233)
Adjustments to maintain reserves	5	17	(3)	(4)	(7)	4	6	17

Net equity transactions	847,979	1,156,502	227,134	244,375	3,617,080	(732,393)	7,333,181	7,885,491

Net change in contract owners’ equity	1,239,727	1,132,818	316,123	251,385	4,525,220	(715,250)	10,257,002	7,565,744
Contract owners’ equity beginning of period	4,141,966	3,009,148	1,968,377	1,716,992	11,444,797	12,160,047	29,347,626	21,781,882

Contract owners’ equity end of period	$5,381,693	4,141,966	2,284,500	1,968,377	15,970,017	11,444,797	39,604,628	29,347,626

CHANGES IN UNITS:
Beginning units	317,253	229,581	175,450	153,730	900,350	955,139	2,194,792	1,619,407
Units purchased	129,951	116,034	49,656	51,487	420,880	237,251	940,458	696,573
Units redeemed	(65,341)	(28,362)	(29,959)	(29,767)	(150,147)	(292,040)	(408,888)	(121,188)

Ending units	381,863	317,253	195,147	175,450	1,171,083	900,350	2,726,362	2,194,792

	NVDMCP		NVTIV3		EIF		NVRE1
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$32,515	19,989	17,513	15,592	47,038	26,466	228,259	242,777
Realized gain (loss) on investments	(12,003)	4,827	(13,161)	(3,483)	47,313	92,402	(196,037)	(141,525)
Change in unrealized gain (loss) on investments	(1,858)	(74,344)	(6,101)	(81,457)	205,547	(230,304)	(118,632)	(1,839,616)
Reinvested capital gains	54,495	49,540	12,138	38,275	-	-	799,789	1,290,603

Net increase (decrease) in contract owners’ equity resulting from operations	73,149	12	10,389	(31,073)	299,898	(111,436)	713,379	(447,761)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	455,619	342,390	127,302	121,997	252,742	177,079	2,843,942	2,600,169
Transfers between funds	147,706	(19,823)	33,850	(11,437)	(36,195)	52,423	471,857	(102,712)
Surrenders (note 6)	(16,908)	(10,196)	(32,670)	(17,255)	(32,229)	(32,248)	(240,115)	(387,977)
Death benefits (note 4)	-	-	-	(2,765)	-	(10,812)	-	(4,316)
Net policy repayments (loans) (note 5)	(1,445)	(431)	5,638	(6,045)	11,198	(4,339)	(70,606)	(94,430)
Deductions for surrender charges (note 2d)	(9,273)	(6,167)	(3,308)	(2,236)	(4,238)	(7,434)	(92,544)	(61,362)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(157,666)	(136,821)	(67,179)	(74,560)	(88,112)	(89,349)	(796,187)	(663,040)
Asset charges (note 3)	(6,860)	(5,507)	(3,116)	(3,387)	(4,774)	(4,748)	(16,359)	(14,689)
Adjustments to maintain reserves	1	3	34	(44)	27	1	1,129	38

Net equity transactions	411,174	163,448	60,551	4,268	98,419	80,573	2,101,117	1,271,681

Net change in contract owners’ equity	484,323	163,460	70,940	(26,805)	398,317	(30,863)	2,814,496	823,920
Contract owners’ equity beginning of period	1,053,702	890,242	801,675	828,480	1,575,057	1,605,920	8,663,805	7,839,885

Contract owners’ equity end of period	$1,538,025	1,053,702	872,615	801,675	1,973,374	1,575,057	11,478,301	8,663,805

CHANGES IN UNITS:
Beginning units	88,141	74,587	52,105	51,746	86,860	82,984	581,175	497,732
Units purchased	49,955	24,887	11,989	10,403	14,974	15,421	229,634	191,123
Units redeemed	(16,534)	(11,333)	(8,004)	(10,044)	(9,520)	(11,545)	(93,535)	(107,680)

Ending units	121,562	88,141	56,090	52,105	92,314	86,860	717,274	581,175

	NVLCAP		NVLMP		NVSIX2		GVEX1
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$3,811	3,529	11,658	13,979	52,906	27,121	386,933	195,950
Realized gain (loss) on investments	(1,155)	11	(7,411)	(2,628)	(28,324)	(347)	232,121	177,743
Change in unrealized gain (loss) on investments	13,565	(18,280)	52,586	(32,276)	243,189	(317,047)	1,105,995	(500,208)
Reinvested capital gains	2,150	6,753	10,529	8,651	560,434	161,192	319,424	120,266

Net increase (decrease) in contract owners’ equity resulting from operations	18,371	(7,987)	67,362	(12,274)	828,205	(129,081)	2,044,473	(6,249)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	109,833	18,571	129,440	107,961	1,338,225	1,056,437	5,985,590	3,994,746
Transfers between funds	(995)	100,571	14,078	124,778	1,285,142	614,730	4,066,959	2,791,693
Surrenders (note 6)	-	(1)	-	-	(65,664)	(5,206)	(99,585)	(107,517)
Death benefits (note 4)	-	-	-	-	-	(2,362)	(1,944)	(3,772)
Net policy repayments (loans) (note 5)	-	-	1,835	(123)	(4,637)	(10,118)	(48,577)	(5,795)
Deductions for surrender charges (note 2d)	-	(115)	-	(1,320)	(23,725)	(6,278)	(56,915)	(31,807)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(14,556)	(7,487)	(95,699)	(72,324)	(283,357)	(185,193)	(1,126,297)	(647,080)
Asset charges (note 3)	(211)	(49)	(3,714)	(3,446)	(7,376)	(3,460)	(42,062)	(19,131)
Adjustments to maintain reserves	6	-	(4)	2	2	(3)	(5)	(6)

Net equity transactions	94,077	111,490	45,936	155,528	2,238,610	1,458,547	8,677,164	5,971,331

Net change in contract owners’ equity	112,448	103,503	113,298	143,254	3,066,815	1,329,466	10,721,637	5,965,082
Contract owners’ equity beginning of period	131,996	28,493	728,131	584,877	2,521,066	1,191,600	11,123,741	5,158,659

Contract owners’ equity end of period	$244,444	131,996	841,429	728,131	5,587,881	2,521,066	21,845,378	11,123,741

CHANGES IN UNITS:
Beginning units	11,510	2,410	64,488	50,922	199,927	89,884	819,523	384,476
Units purchased	9,191	9,744	13,087	20,092	205,643	120,012	729,577	493,309
Units redeemed	(1,591)	(644)	(9,183)	(6,526)	(38,950)	(9,969)	(107,798)	(58,262)

Ending units	19,110	11,510	68,392	64,488	366,620	199,927	1,441,302	819,523

	AMTB		AMMCGS		AMSRS		NOTB3
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$6,833	7,330	-	-	922	785	19,948	8,048
Realized gain (loss) on investments	(587)	(2,265)	(4,041)	(3)	7,486	30,168	(1,910)	1,270
Change in unrealized gain (loss) on investments	351	(3,618)	1,399	(2,344)	(1,023)	(44,251)	92,249	(62,025)
Reinvested capital gains	-	-	1,106	-	4,733	12,416	-	16,078

Net increase (decrease) in contract owners’ equity resulting from operations	6,597	1,447	(1,536)	(2,347)	12,118	(882)	110,287	(36,629)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	73,682	114,158	3,088	595	7,950	7,896	174,763	285,587
Transfers between funds	35	(194,297)	(30,920)	55,742	(4,848)	(41,395)	688,169	56,769
Surrenders (note 6)	(3,675)	(10,421)	-	-	(2,023)	(3,813)	-	(64,683)
Death benefits (note 4)	-	(2,725)	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(90)	(8,447)	34	(13)	(203)	(1,415)	(381)	(399)
Deductions for surrender charges (note 2d)	(237)	(753)	-	-	(666)	(325)	(853)	(10,227)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(32,036)	(30,008)	(1,333)	(256)	(11,608)	(12,726)	(92,093)	(62,886)
Asset charges (note 3)	(1,889)	(1,937)	(69)	(21)	(502)	(687)	(8,194)	(3,458)
Adjustments to maintain reserves	6	(2)	3	1	(5)	13	2	(6)

Net equity transactions	35,796	(134,432)	(29,197)	56,048	(11,905)	(52,452)	761,413	200,697

Net change in contract owners’ equity	42,393	(132,985)	(30,733)	53,701	213	(53,334)	871,700	164,068
Contract owners’ equity beginning of period	537,479	670,464	53,701	-	133,483	186,817	693,845	529,777

Contract owners’ equity end of period	$579,872	537,479	22,968	53,701	133,696	133,483	1,565,545	693,845

CHANGES IN UNITS:
Beginning units	44,126	55,145	5,594	-	6,205	8,644	68,339	49,812
Units purchased	6,518	9,609	343	5,628	378	619	89,431	20,421
Units redeemed	(3,611)	(20,628)	(3,640)	(34)	(926)	(3,058)	(12,330)	(1,894)

Ending units	47,033	44,126	2,297	5,594	5,657	6,205	145,440	68,339

	NOTG3		NOTMG3		ALVSVA		ACVIP2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$30,415	17,482	25,722	6,004	21,398	23,342	9,065	11,622
Realized gain (loss) on investments	(15,252)	(2,806)	(4,422)	(1,706)	37,187	68,429	(15,486)	(17,842)
Change in unrealized gain (loss) on investments	85,289	(160,283)	120,501	(48,785)	566,993	(737,121)	24,214	(6,954)
Reinvested capital gains	-	5,843	-	10,435	201,040	474,444	3,766	-

Net increase (decrease) in contract owners’ equity resulting from operations	100,452	(139,764)	141,801	(34,052)	826,618	(170,906)	21,559	(13,174)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	715,561	554,166	169,009	141,518	769,890	647,504	24,129	8,383
Transfers between funds	19,063	520,862	1,089,308	(15,992)	90,956	(25,175)	(46,564)	(13,745)
Surrenders (note 6)	(15,824)	(450)	-	-	(92,521)	(129,120)	(16,358)	(59,207)
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(2)	(2)	-	109	(55,689)	(15,162)	(1,817)	(10,512)
Deductions for surrender charges (note 2d)	(32,719)	-	(144)	-	(16,649)	(17,200)	(1,232)	(1,037)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(213,378)	(157,985)	(69,685)	(39,656)	(241,858)	(201,264)	(18,590)	(23,202)
Asset charges (note 3)	(12,298)	(7,904)	(9,263)	(3,320)	(10,094)	(8,908)	(2,052)	(2,263)
Adjustments to maintain reserves	4	151	11	(1)	(6)	(9)	(3)	(3)

Net equity transactions	460,407	908,838	1,179,236	82,658	444,029	250,666	(62,487)	(101,586)

Net change in contract owners’ equity	560,859	769,074	1,321,037	48,606	1,270,647	79,760	(40,928)	(114,760)
Contract owners’ equity beginning of period	1,502,005	732,931	484,331	435,725	3,080,727	3,000,967	504,545	619,305

Contract owners’ equity end of period	$2,062,864	1,502,005	1,805,368	484,331	4,351,374	3,080,727	463,617	504,545

CHANGES IN UNITS:
Beginning units	149,849	66,382	47,282	39,788	175,052	161,166	35,402	42,382
Units purchased	74,260	101,639	126,629	10,366	50,966	41,703	552	603
Units redeemed	(29,048)	(18,172)	(7,867)	(2,872)	(28,356)	(27,817)	(4,791)	(7,583)

Ending units	195,061	149,849	166,044	47,282	197,662	175,052	31,163	35,402

	ACVMV1		DVSCS		DCAP		FQB
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$64,897	47,532	44,019	33,027	22,679	23,543	9,857	7,319
Realized gain (loss) on investments	77,100	145,785	146,215	165,506	4,072	57,149	(2,369)	(2,223)
Change in unrealized gain (loss) on investments	486,048	(369,889)	603,242	(612,343)	(119,573)	(178,018)	2,814	(5,778)
Reinvested capital gains	167,984	124,535	417,285	294,435	202,387	66,283	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	796,029	(52,037)	1,210,761	(119,375)	109,565	(31,043)	10,302	(682)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	242,919	296,432	503,886	574,054	180,397	162,354	115,008	72,064
Transfers between funds	667,263	494,355	9,293	159,264	(33,732)	(165,173)	9,613	(48,934)
Surrenders (note 6)	(146,414)	(184,883)	(102,272)	(45,938)	(13,814)	(25,777)	(4,516)	(2,564)
Death benefits (note 4)	-	(10,841)	-	(11,223)	-	-	-	-
Net policy repayments (loans) (note 5)	(29,666)	(16,975)	(52,752)	(45,948)	(71,559)	(34,773)	(640)	(286)
Deductions for surrender charges (note 2d)	(5,650)	(34,167)	(9,598)	(17,270)	(404)	(1,991)	(1,413)	(209)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(156,726)	(131,541)	(215,173)	(226,035)	(66,211)	(68,576)	(23,220)	(17,451)
Asset charges (note 3)	(9,483)	(7,776)	(12,026)	(12,462)	(2,401)	(2,091)	(641)	(551)
Adjustments to maintain reserves	11	(7)	12	(7)	2	1	1	15

Net equity transactions	562,254	404,597	121,370	374,435	(7,722)	(136,026)	94,192	2,084

Net change in contract owners’ equity	1,358,283	352,560	1,332,131	255,060	101,843	(167,069)	104,494	1,402
Contract owners’ equity beginning of period	3,191,525	2,838,965	4,778,006	4,522,946	1,286,124	1,453,193	184,964	183,562

Contract owners’ equity end of period	$4,549,808	3,191,525	6,110,137	4,778,006	1,387,967	1,286,124	289,458	184,964

CHANGES IN UNITS:
Beginning units	118,610	103,996	207,752	192,081	64,238	70,791	11,707	11,590
Units purchased	33,644	27,791	31,664	44,381	12,528	10,251	10,059	5,228
Units redeemed	(14,620)	(13,177)	(28,104)	(28,710)	(12,519)	(16,804)	(4,120)	(5,111)

Ending units	137,634	118,610	211,312	207,752	64,247	64,238	17,646	11,707

	FNRS2		FEIS		FF10S		FF20S
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$36,911	69,515	131,656	162,361	23,460	21,546	37,494	51,631
Realized gain (loss) on investments	(168,210)	75,809	17,787	106,136	13,646	26,439	123,222	23,058
Change in unrealized gain (loss) on investments	2,405,535	(1,870,576)	463,291	(948,565)	9,737	(52,003)	(71,915)	(102,319)
Reinvested capital gains	-	202,309	343,555	462,842	32,016	3,601	90,934	12,410

Net increase (decrease) in contract owners’ equity resulting from operations	2,274,236	(1,522,943)	956,289	(217,226)	78,859	(417)	179,735	(15,220)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,767,909	2,097,170	824,688	984,730	103,702	107,886	452,436	442,372
Transfers between funds	(647,878)	(114,100)	284,931	(266,083)	352,215	(113,946)	(172,903)	225,443
Surrenders (note 6)	(72,961)	(50,691)	(300,055)	(137,894)	(3,038)	(2,344)	(44,223)	(23,351)
Death benefits (note 4)	(8,038)	(3,512)	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(79,351)	(96,018)	(15,469)	(48,814)	(602)	(1,909)	(429,953)	297
Deductions for surrender charges (note 2d)	(23,085)	(28,827)	(66,530)	(31,586)	(2,771)	(874)	(8,635)	(8,908)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(700,493)	(658,303)	(320,615)	(327,904)	(86,594)	(83,816)	(185,923)	(192,660)
Asset charges (note 3)	(25,942)	(24,694)	(19,238)	(16,634)	(7,620)	(6,736)	(18,431)	(17,528)
Adjustments to maintain reserves	(3)	(15)	-	13	(7)	16	-	(10)

Net equity transactions	210,158	1,121,010	387,712	155,828	355,285	(101,723)	(407,632)	425,655

Net change in contract owners’ equity	2,484,394	(401,933)	1,344,001	(61,398)	434,144	(102,140)	(227,897)	410,435
Contract owners’ equity beginning of period	6,221,595	6,623,528	4,998,944	5,060,342	1,228,939	1,331,079	2,849,675	2,439,240

Contract owners’ equity end of period	$8,705,989	6,221,595	6,342,945	4,998,944	1,663,083	1,228,939	2,621,778	2,849,675

CHANGES IN UNITS:
Beginning units	396,711	334,708	283,135	274,895	69,215	74,734	154,944	132,142
Units purchased	108,011	148,790	59,737	68,606	25,314	5,987	24,426	37,633
Units redeemed	(88,921)	(86,787)	(38,164)	(60,366)	(5,558)	(11,506)	(44,940)	(14,831)

Ending units	415,801	396,711	304,708	283,135	88,971	69,215	134,430	154,944

	FF30S		FGS		FIGBS		FMCS
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$89,308	99,802	-	13,066	115,257	106,946	37,391	32,206
Realized gain (loss) on investments	42,437	185,490	520,362	267,840	(1,670)	(20,142)	(44,741)	102,711
Change in unrealized gain (loss) on investments	46,283	(348,595)	(1,275,432)	(13,983)	78,258	(120,254)	576,634	(1,155,298)
Reinvested capital gains	231,194	31,924	847,768	177,840	2,072	3,224	467,554	901,627

Net increase (decrease) in contract owners’ equity resulting from operations	409,222	(31,379)	92,698	444,763	193,917	(30,226)	1,036,838	(118,754)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	868,992	985,361	2,042,989	2,349,114	585,054	666,106	1,577,200	1,497,094
Transfers between funds	69,706	10,836	(172,017)	1,104,128	313,003	(92,305)	(168,539)	(540,690)
Surrenders (note 6)	(51,746)	(539,730)	(580,615)	(22,496)	(83,996)	(129,255)	(163,658)	(92,801)
Death benefits (note 4)	-	-	-	(11,092)	-	(4,691)	(10,444)	-
Net policy repayments (loans) (note 5)	(28,635)	15,753	(1,659)	(43,618)	(6,064)	(28,531)	4,105	(77,174)
Deductions for surrender charges (note 2d)	(10,081)	(32,912)	(26,439)	(6,210)	(14,571)	(28,010)	(15,086)	(24,577)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(424,111)	(463,178)	(536,016)	(437,812)	(236,928)	(227,637)	(586,379)	(572,683)
Asset charges (note 3)	(32,888)	(33,304)	(23,532)	(18,934)	(12,016)	(11,246)	(34,744)	(32,575)
Adjustments to maintain reserves	(10)	-	(4)	(3)	23	(2)	2	(2)

Net equity transactions	391,227	(57,174)	702,707	2,913,077	544,505	144,429	602,457	156,592

Net change in contract owners’ equity	800,449	(88,553)	795,405	3,357,840	738,422	114,203	1,639,295	37,838
Contract owners’ equity beginning of period	5,866,641	5,955,194	8,902,043	5,544,203	4,224,214	4,110,011	7,630,109	7,592,271

Contract owners’ equity end of period	$6,667,090	5,866,641	9,697,448	8,902,043	4,962,636	4,224,214	9,269,404	7,630,109

CHANGES IN UNITS:
Beginning units	305,546	309,117	391,292	260,884	271,116	261,925	306,191	300,104
Units purchased	51,715	54,024	103,103	153,929	58,995	55,030	90,691	59,947
Units redeemed	(31,280)	(57,595)	(71,161)	(23,521)	(25,690)	(45,839)	(65,095)	(53,860)

Ending units	325,981	305,546	423,234	391,292	304,421	271,116	331,787	306,191

	FOS		FVSS		GVGMNS		OVGS
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$42,545	38,382	89	171	203	53	36,900	38,694
Realized gain (loss) on investments	(34,728)	(159)	3,511	5,516	(743)	132	(165,084)	(12,550)
Change in unrealized gain (loss) on investments	(172,719)	(166,638)	(2,367)	(5,962)	3,743	(5,069)	(96,534)	(112,379)
Reinvested capital gains	5,381	3,022	-	19	-	1,307	233,896	192,906

Net increase (decrease) in contract owners’ equity resulting from operations	(159,521)	(125,393)	1,233	(256)	3,203	(3,577)	9,178	106,671

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	329,523	154,758	722	1,743	18,356	17,218	323,500	637,099
Transfers between funds	111,366	3,012,484	(183)	76	2,132	30,594	332,541	95,739
Surrenders (note 6)	(51,743)	(10,803)	(7,614)	(9,537)	-	-	(449,976)	(54,639)
Death benefits (note 4)	-	-	-	-	-	-	-	(9,158)
Net policy repayments (loans) (note 5)	(1,483)	(1,398)	-	-	(976)	4	(25,873)	(35,288)
Deductions for surrender charges (note 2d)	(3,318)	(2,704)	-	(487)	(1,157)	(1,489)	(20,209)	(8,196)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(114,857)	(79,865)	(900)	(1,464)	(8,598)	(8,210)	(147,959)	(151,767)
Asset charges (note 3)	(7,014)	(4,806)	(34)	(95)	(74)	(59)	(10,479)	(8,697)
Adjustments to maintain reserves	5	(1)	2	3	(7)	1	39	1,237

Net equity transactions	262,479	3,067,665	(8,007)	(9,761)	9,676	38,059	1,584	466,330

Net change in contract owners’ equity	102,958	2,942,272	(6,774)	(10,017)	12,879	34,482	10,762	573,001
Contract owners’ equity beginning of period	2,942,272	-	15,695	25,712	60,010	25,528	3,305,980	2,732,979

Contract owners’ equity end of period	$3,045,230	2,942,272	8,921	15,695	72,889	60,010	3,316,742	3,305,980

CHANGES IN UNITS:
Beginning units	311,161	-	782	1,242	5,234	2,097	211,247	181,521
Units purchased	48,535	326,372	37	87	2,275	3,943	54,831	53,857
Units redeemed	(20,263)	(15,211)	(413)	(547)	(1,416)	(806)	(54,317)	(24,131)

Ending units	339,433	311,161	406	782	6,093	5,234	211,761	211,247

	OVIG		OVGI		OVSC		OVSB
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$8,398	1,828	19,632	24,329	8,881	15,685	22,964	27,522
Realized gain (loss) on investments	(7,026)	(440)	(40,320)	110,223	(24,453)	91,162	(5,764)	(4,758)
Change in unrealized gain (loss) on investments	(26,553)	(16,170)	23,843	(512,723)	257,425	(477,703)	11,121	(32,172)
Reinvested capital gains	17,864	11,158	208,677	397,253	65,843	258,890	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(7,317)	(3,624)	211,832	19,082	307,696	(111,966)	28,321	(9,408)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	477,756	260,658	412,905	328,351	174,096	145,878	11,757	18,583
Transfers between funds	106,054	135,621	103,255	(703,625)	53,884	88,766	19,383	(31,496)
Surrenders (note 6)	(9,998)	(7)	(56,453)	(26,312)	(84,529)	(15,948)	(30,110)	(649)
Death benefits (note 4)	-	-	-	(3,247)	-	(11,350)	-	-
Net policy repayments (loans) (note 5)	107	13	1,558	(33,369)	35,289	(29,524)	(466)	(1,083)
Deductions for surrender charges (note 2d)	(1,801)	(20)	(6,372)	(2,917)	(4,196)	(1,923)	(644)	(424)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(38,087)	(18,880)	(152,026)	(167,664)	(86,543)	(82,437)	(11,101)	(13,559)
Asset charges (note 3)	(3,000)	(863)	(5,233)	(6,144)	(4,842)	(5,550)	(987)	(1,154)
Adjustments to maintain reserves	(2)	1	52	6	56	(9)	(3)	2

Net equity transactions	531,029	376,523	297,686	(614,921)	83,215	87,903	(12,171)	(29,780)

Net change in contract owners’ equity	523,712	372,899	509,518	(595,839)	390,911	(24,063)	16,150	(39,188)
Contract owners’ equity beginning of period	420,761	47,862	1,707,451	2,303,290	1,641,855	1,665,918	432,359	471,547

Contract owners’ equity end of period	$944,473	420,761	2,216,969	1,707,451	2,032,766	1,641,855	448,509	432,359

CHANGES IN UNITS:
Beginning units	44,698	5,259	81,978	114,266	70,071	66,904	42,312	45,104
Units purchased	67,971	35,458	26,978	54,832	15,855	25,563	2,990	1,929
Units redeemed	(10,166)	3,981	(13,593)	(87,120)	(12,438)	(22,396)	(4,101)	(4,721)

Ending units	102,503	44,698	95,363	81,978	73,488	70,071	41,201	42,312

	PMVAAA		PMVRSA		PMVFBA		PMVLDA
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$15,337	17,460	15,498	10,737	9,250	11,770	57,407	125,989
Realized gain (loss) on investments	(10,380)	(4,364)	(23,688)	(10,071)	(24,909)	(48,125)	(43,368)	(13,979)
Change in unrealized gain (loss) on investments	61,465	(59,900)	196,369	(192,533)	37,085	(23,552)	37,754	(98,594)
Reinvested capital gains	-	-	-	-	-	1,965	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	66,422	(46,804)	188,179	(191,867)	21,426	(57,942)	51,793	13,416

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	98,045	95,116	740,069	535,489	109,509	108,321	513,969	519,118
Transfers between funds	6,589	7,587	112,706	509,857	(21,858)	(179,117)	(101,819)	(157,836)
Surrenders (note 6)	(4,755)	-	(15,241)	2	(32,714)	(5,937)	(92,122)	(337,591)
Death benefits (note 4)	-	-	-	-	-	-	(1,844)	(1,169)
Net policy repayments (loans) (note 5)	(15,536)	16	(412)	(9,289)	(18,682)	(9,176)	(3,939)	(38,121)
Deductions for surrender charges (note 2d)	(412)	(106)	(19,166)	-	(4,914)	(2,527)	(15,059)	(19,213)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(36,859)	(29,898)	(144,439)	(78,783)	(39,492)	(40,493)	(205,912)	(201,468)
Asset charges (note 3)	(1,076)	(834)	(551)	(315)	(1,734)	(1,847)	(6,960)	(7,188)
Adjustments to maintain reserves	(3)	1	1	(2)	19	(50)	17	(156)

Net equity transactions	45,993	71,882	672,967	956,959	(9,866)	(130,826)	86,331	(243,624)

Net change in contract owners’ equity	112,415	25,078	861,146	765,092	11,560	(188,768)	138,124	(230,208)
Contract owners’ equity beginning of period	494,046	468,968	878,918	113,826	728,915	917,683	3,678,571	3,908,779

Contract owners’ equity end of period	$606,461	494,046	1,740,064	878,918	740,475	728,915	3,816,695	3,678,571

CHANGES IN UNITS:
Beginning units	50,255	43,417	159,212	15,319	60,781	71,102	292,515	311,781
Units purchased	14,379	11,232	145,685	145,481	11,539	12,056	67,897	52,311
Units redeemed	(10,007)	(4,394)	(31,176)	(1,588)	(12,377)	(22,377)	(61,122)	(71,577)

Ending units	54,627	50,255	273,721	159,212	59,943	60,781	299,290	292,515

	PMVTRA		ACEG		AVMCCI		RVARS
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$116,560	231,981	-	-	168	693	385	1,840
Realized gain (loss) on investments	(29,697)	881	2,218	2,752	363	693	1,513	1,434
Change in unrealized gain (loss) on investments	51,550	(280,543)	(3,982)	(1,638)	12,650	(29,008)	(3,217)	1,915
Reinvested capital gains	-	52,461	2,030	177	14,314	18,603	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	138,413	4,780	266	1,291	27,495	(9,019)	(1,319)	5,189

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,226,702	1,073,200	2,127	2,686	12,603	20,572	76,445	105,832
Transfers between funds	151,390	1,006,571	2,104	(6,425)	14,155	21,799	37,578	25,087
Surrenders (note 6)	(62,831)	(89,794)	(3,013)	(642)	(2,049)	-	(1,199)	-
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(95,173)	6,324	(2,584)	430	3	3	(1,088)	-
Deductions for surrender charges (note 2d)	(33,168)	(28,603)	(373)	(132)	(1,279)	-	(1,509)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(418,338)	(275,023)	(1,729)	(2,638)	(7,853)	(7,302)	(25,229)	(20,513)
Asset charges (note 3)	(13,164)	(9,765)	(76)	(138)	(572)	(568)	(430)	(214)
Adjustments to maintain reserves	349	(787)	-	(8)	3	(2)	2	(4)

Net equity transactions	755,767	1,682,123	(3,544)	(6,867)	15,011	34,502	84,570	110,188

Net change in contract owners’ equity	894,180	1,686,903	(3,278)	(5,576)	42,506	25,483	83,251	115,377
Contract owners’ equity beginning of period	5,012,259	3,325,356	26,620	32,196	193,796	168,313	356,113	240,736

Contract owners’ equity end of period	$5,906,439	5,012,259	23,342	26,620	236,302	193,796	439,364	356,113

CHANGES IN UNITS:
Beginning units	440,626	293,604	1,711	2,173	14,921	12,437	33,423	23,012
Units purchased	145,984	194,867	296	199	1,975	3,061	12,132	11,993
Units redeemed	(80,957)	(47,845)	(540)	(661)	(857)	(577)	(4,118)	(1,582)

Ending units	505,653	440,626	1,467	1,711	16,039	14,921	41,437	33,423

	TRHSP		TRHS2		VWHA		WRPMAV
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$-	-	-	-	9,066	600	1,352	-
Realized gain (loss) on investments	188,645	111,936	272,484	263,236	(196,712)	(93,195)	(867)	12
Change in unrealized gain (loss) on investments	(1,339,578)	(28,366)	(460,062)	(189,568)	1,076,423	(779,936)	(2,835)	608
Reinvested capital gains	72,949	744,671	8,576	138,055	-	-	7,414	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,077,984)	828,241	(179,002)	211,723	888,777	(872,531)	5,064	620

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	2,408,537	2,004,302	25,151	37,359	661,776	794,213	59,195	42,909
Transfers between funds	(103,489)	1,539,848	(92,309)	321,551	(488,940)	118,803	40,932	71,538
Surrenders (note 6)	(195,286)	(22,995)	(341,050)	(161,882)	(13,628)	(14,835)	-	-
Death benefits (note 4)	(2,451)	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(34,645)	(111,083)	(48,206)	(136,238)	70,716	(61,234)	-	-
Deductions for surrender charges (note 2d)	(16,989)	(28,909)	(7,014)	(2,108)	(5,382)	(15,793)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(895,828)	(774,295)	(55,926)	(63,670)	(238,916)	(213,937)	(29,642)	(13,781)
Asset charges (note 3)	(43,189)	(40,435)	(3,978)	(5,139)	(11,900)	(10,927)	(548)	(127)
Adjustments to maintain reserves	(52)	(6)	(10)	2	(4)	6	(5)	2

Net equity transactions	1,116,608	2,566,427	(523,342)	(10,125)	(26,278)	596,296	69,932	100,541

Net change in contract owners’ equity	38,624	3,394,668	(702,344)	201,598	862,499	(276,235)	74,996	101,161
Contract owners’ equity beginning of period	10,093,566	6,698,898	1,830,282	1,628,684	1,899,807	2,176,042	108,206	7,045

Contract owners’ equity end of period	$10,132,190	10,093,566	1,127,938	1,830,282	2,762,306	1,899,807	183,202	108,206

CHANGES IN UNITS:
Beginning units	410,034	306,853	53,571	53,615	325,022	247,769	10,519	680
Units purchased	122,938	141,865	1,164	12,509	117,869	163,189	9,837	11,166
Units redeemed	(73,167)	(38,684)	(17,759)	(12,553)	(114,047)	(85,936)	(2,957)	(1,327)

Ending units	459,805	410,034	36,976	53,571	328,844	325,022	17,399	10,519

	WRPMMV		WRASP		WRBP		WRBDP
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$846	-	61,427	38,784	4,850	3,200	17,858	22,723
Realized gain (loss) on investments	(1,070)	(441)	(421,286)	(67,896)	(6,959)	1,886	(3,431)	(7,094)
Change in unrealized gain (loss) on investments	(896)	(24)	83,683	(2,776,762)	(41,450)	(53,450)	13,345	(14,138)
Reinvested capital gains	4,953	-	-	1,862,355	52,388	47,047	2,009	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,833	(465)	(276,176)	(943,519)	8,829	(1,317)	29,781	1,491

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	68,916	50,489	2,129,480	2,379,309	63,146	61,972	79,539	93,648
Transfers between funds	-	(49)	(1,424,548)	82,203	59,876	7,228	(4,651)	(12,397)
Surrenders (note 6)	-	-	(329,798)	(151,836)	(769)	(958)	(9,206)	(5,960)
Death benefits (note 4)	-	-	(72,517)	-	(4,721)	-	(12,114)	-
Net policy repayments (loans) (note 5)	-	-	(63,501)	(137,362)	(3,403)	(14,133)	(3,290)	(51,866)
Deductions for surrender charges (note 2d)	-	-	(21,208)	(32,544)	(228)	(1,275)	(5,146)	(1,946)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(20,756)	(13,919)	(844,077)	(876,779)	(42,894)	(34,813)	(58,886)	(55,027)
Asset charges (note 3)	(495)	(295)	(32,253)	(34,316)	(889)	(845)	(560)	(627)
Adjustments to maintain reserves	(5)	3	(27)	(11)	(3)	10	(9)	(7)

Net equity transactions	47,660	36,229	(658,449)	1,228,664	70,115	17,186	(14,323)	(34,182)

Net change in contract owners’ equity	51,493	35,764	(934,625)	285,145	78,944	15,869	15,458	(32,691)
Contract owners’ equity beginning of period	119,618	83,854	10,993,504	10,708,359	359,696	343,827	737,588	770,279

Contract owners’ equity end of period	$171,111	119,618	10,058,879	10,993,504	438,640	359,696	753,046	737,588

CHANGES IN UNITS:
Beginning units	11,607	8,102	883,083	788,389	21,048	20,054	54,763	57,305
Units purchased	6,785	4,860	204,275	257,138	7,653	4,404	6,543	7,133
Units redeemed	(2,084)	(1,355)	(258,054)	(162,444)	(3,544)	(3,410)	(7,563)	(9,675)

Ending units	16,308	11,607	829,304	883,083	25,157	21,048	53,743	54,763

	WRCEP		WRDIV		WRENG		WRGBP
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$3,242	2,518	7,799	8,763	421	159	1,919	2,057
Realized gain (loss) on investments	(10,126)	12,344	5,206	20,285	(4,713)	1,818	(140)	(850)
Change in unrealized gain (loss) on investments	(53,242)	(137,389)	(6,944)	(118,703)	101,631	(76,410)	2,013	(2,677)
Reinvested capital gains	86,781	117,844	35,014	75,004	-	1,440	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	26,655	(4,683)	41,075	(14,651)	97,339	(72,993)	3,792	(1,470)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	119,464	124,684	76,710	92,733	43,703	46,508	13,587	12,668
Transfers between funds	36,073	20,285	(12,687)	(66,242)	942	45,293	6,961	(13,473)
Surrenders (note 6)	(21,569)	(9,965)	(10,877)	(2,218)	(14,046)	(1,666)	-	-
Death benefits (note 4)	(16,611)	-	(26,929)	-	(877)	-	-	-
Net policy repayments (loans) (note 5)	832	(25,407)	(4,354)	(17,553)	5,216	(4,719)	-	-
Deductions for surrender charges (note 2d)	(10,799)	(5,043)	(3,333)	(2,111)	(2,822)	(1,275)	(684)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(63,554)	(63,142)	(42,818)	(45,274)	(24,800)	(24,138)	(3,522)	(3,749)
Asset charges (note 3)	(689)	(662)	(353)	(379)	(154)	(156)	(37)	(100)
Adjustments to maintain reserves	(48)	1	-	4	1	-	8	(7)

Net equity transactions	43,099	40,751	(24,641)	(41,040)	7,163	59,847	16,313	(4,661)

Net change in contract owners’ equity	69,754	36,068	16,434	(55,691)	104,502	(13,146)	20,105	(6,131)
Contract owners’ equity beginning of period	725,440	689,372	631,213	686,904	262,020	275,166	50,819	56,950

Contract owners’ equity end of period	$795,194	725,440	647,647	631,213	366,522	262,020	70,924	50,819

CHANGES IN UNITS:
Beginning units	37,756	35,630	41,769	44,520	33,949	27,758	4,841	5,281
Units purchased	8,264	7,703	5,173	5,876	6,650	10,515	2,018	1,459
Units redeemed	(6,125)	(5,577)	(6,872)	(8,627)	(5,305)	(4,324)	(547)	(1,899)

Ending units	39,895	37,756	40,070	41,769	35,294	33,949	6,312	4,841

	WRGNR		WRGP		WRHIP		WRIP
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$3,772	547	184	774	243,514	210,325	1,098	2,336
Realized gain (loss) on investments	(28,092)	(11,881)	1,933	19,466	(84,925)	(25,885)	(4,157)	11,933
Change in unrealized gain (loss) on investments	143,835	(126,538)	(74,777)	(56,051)	335,206	(438,996)	(28,700)	(24,578)
Reinvested capital gains	-	-	80,230	85,539	-	35,710	15,019	27,073

Net increase (decrease) in contract owners’ equity resulting from operations	119,515	(137,872)	7,570	49,728	493,795	(218,846)	(16,740)	16,764

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	85,825	98,345	139,155	122,090	500,401	505,138	89,814	97,813
Transfers between funds	(10,055)	37,566	(29,280)	91,740	(285,124)	(153,674)	(13,620)	(5,056)
Surrenders (note 6)	(20,684)	(7,012)	(54,327)	(33,311)	(216,984)	(36,123)	(18,866)	(15,995)
Death benefits (note 4)	(9,640)	-	(26,430)	-	(31,737)	-	(16,772)	-
Net policy repayments (loans) (note 5)	2,655	(4,711)	(15,621)	(28,693)	(808)	(83,677)	(10,911)	(20,561)
Deductions for surrender charges (note 2d)	(4,993)	(5,067)	(9,831)	(6,346)	(7,975)	(8,812)	(7,820)	(3,332)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(41,885)	(44,306)	(59,370)	(51,956)	(222,730)	(214,559)	(44,306)	(45,703)
Asset charges (note 3)	(545)	(514)	(517)	(534)	(9,346)	(9,521)	(694)	(791)
Adjustments to maintain reserves	3	4	8	(3)	(20)	(5)	9	-

Net equity transactions	681	74,305	(56,213)	92,987	(274,323)	(1,233)	(23,166)	6,375

Net change in contract owners’ equity	120,196	(63,567)	(48,643)	142,715	219,472	(220,079)	(39,906)	23,139
Contract owners’ equity beginning of period	487,905	551,472	814,572	671,857	3,109,144	3,329,223	535,443	512,304

Contract owners’ equity end of period	$608,101	487,905	765,929	814,572	3,328,616	3,109,144	495,537	535,443

CHANGES IN UNITS:
Beginning units	98,330	86,252	42,679	37,725	175,522	175,721	39,844	39,416
Units purchased	17,841	26,714	7,695	11,481	30,667	30,780	8,277	6,985
Units redeemed	(17,186)	(14,636)	(10,729)	(6,527)	(44,455)	(30,979)	(10,091)	(6,557)

Ending units	98,985	98,330	39,645	42,679	161,734	175,522	38,030	39,844

	WRI2P		WRLTBP		WRMIC		WRMCG
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$5,699	6,104	377	275	-	-	-	-
Realized gain (loss) on investments	(3,811)	(5,073)	(10)	(4)	(9,000)	1,653	(4,010)	36,752
Change in unrealized gain (loss) on investments	(2,272)	(67,763)	78	(249)	19,059	(70,707)	14,479	(278,912)
Reinvested capital gains	4,601	60,300	-	-	27,553	44,214	90,779	139,535

Net increase (decrease) in contract owners’ equity resulting from operations	4,217	(6,432)	445	22	37,612	(24,840)	101,248	(102,625)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	60,430	63,784	10,255	16,024	44,219	52,026	160,840	194,394
Transfers between funds	7,791	3,555	1,451	(1,923)	(11,421)	(5,689)	58,198	37,651
Surrenders (note 6)	(18,792)	(2,943)	-	-	(10,864)	(174)	(22,491)	(30,471)
Death benefits (note 4)	(11,197)	-	-	-	(1,163)	-	(9,285)	-
Net policy repayments (loans) (note 5)	(11,953)	(24,163)	(15)	(577)	(652)	(16,463)	(31,595)	(35,112)
Deductions for surrender charges (note 2d)	(4,357)	(3,170)	-	(289)	(2,887)	(748)	(7,373)	(32,230)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(30,594)	(30,535)	(2,470)	(2,261)	(24,183)	(24,334)	(88,374)	(95,934)
Asset charges (note 3)	(508)	(565)	-	-	(305)	(285)	(1,564)	(1,656)
Adjustments to maintain reserves	5	(8)	(2)	-	(7)	-	1	(3)

Net equity transactions	(9,175)	5,955	9,219	10,974	(7,263)	4,333	58,357	36,639

Net change in contract owners’ equity	(4,958)	(477)	9,664	10,996	30,349	(20,507)	159,605	(65,986)
Contract owners’ equity beginning of period	444,685	445,162	22,003	11,007	256,658	277,165	1,647,831	1,713,817

Contract owners’ equity end of period	$439,727	444,685	31,667	22,003	287,007	256,658	1,807,436	1,647,831

CHANGES IN UNITS:
Beginning units	33,339	33,062	2,057	1,038	14,352	14,079	78,294	76,723
Units purchased	5,676	6,122	1,079	1,626	2,844	2,948	11,615	16,976
Units redeemed	(6,401)	(5,845)	(232)	(607)	(3,030)	(2,675)	(8,981)	(15,405)

Ending units	32,614	33,339	2,904	2,057	14,166	14,352	80,928	78,294

	WRMMP		WRPAP		WRPCP		WRPMP
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$275	49	17,505	26,255	4,285	4,045	41,997	52,312
Realized gain (loss) on investments	-	-	(19,740)	15,092	(2,748)	823	10,262	19,666
Change in unrealized gain (loss) on investments	-	-	(54,877)	(141,029)	(13,560)	(25,864)	(183,677)	(316,826)
Reinvested capital gains	8	-	114,737	96,561	23,052	22,564	253,690	248,889

Net increase (decrease) in contract owners’ equity resulting from operations	283	49	57,625	(3,121)	11,029	1,568	122,272	4,041

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	155,274	498,318	253,210	387,648	56,206	80,925	567,423	581,439
Transfers between funds	(82,046)	(442,536)	(41,742)	24,033	1,227	5,849	2,585	19,726
Surrenders (note 6)	(7,470)	(1,438)	(64,708)	(37,548)	-	-	(32,793)	(6,158)
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(2,546)	(14,636)	(19,746)	(9,668)	(557)	(536)	(38,269)	(17,601)
Deductions for surrender charges (note 2d)	(5,830)	(1,805)	(36,803)	(9,305)	-	-	(10,179)	(23,804)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(59,609)	(64,868)	(90,835)	(80,351)	(51,336)	(52,481)	(284,152)	(284,532)
Asset charges (note 3)	(125)	(167)	(1,241)	(860)	(1,384)	(1,445)	(9,518)	(10,421)
Adjustments to maintain reserves	4	(1)	3	3	2	4	1	1

Net equity transactions	(2,348)	(27,133)	(1,862)	273,952	4,158	32,316	195,098	258,650

Net change in contract owners’ equity	(2,065)	(27,084)	55,763	270,831	15,187	33,884	317,370	262,691
Contract owners’ equity beginning of period	218,415	245,499	1,149,131	878,300	355,308	321,424	3,226,948	2,964,257

Contract owners’ equity end of period	$216,350	218,415	1,204,894	1,149,131	370,495	355,308	3,544,318	3,226,948

CHANGES IN UNITS:
Beginning units	21,435	24,098	71,509	54,841	24,921	22,646	211,475	194,879
Units purchased	18,402	51,848	16,568	25,030	4,232	6,187	39,267	38,977
Units redeemed	(18,632)	(54,511)	(16,535)	(8,362)	(3,885)	(3,912)	(26,637)	(22,381)

Ending units	21,205	21,435	71,542	71,509	25,268	24,921	224,105	211,475

	WRPMAP		WRPMCP		WRRESP		WRSTP
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$70,757	92,324	4,976	6,235	2,384	2,400	-	-
Realized gain (loss) on investments	(1,426)	15,268	(4,116)	1,330	305	8,249	19,159	43,341
Change in unrealized gain (loss) on investments	(242,591)	(458,016)	(17,385)	(39,033)	(13,719)	(22,262)	(35,764)	(155,454)
Reinvested capital gains	387,395	340,289	27,891	32,614	20,146	22,919	49,127	72,251

Net increase (decrease) in contract owners’ equity resulting from operations	214,135	(10,135)	11,366	1,146	9,116	11,306	32,522	(39,862)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	943,237	983,966	74,642	86,491	38,758	34,173	204,593	205,055
Transfers between funds	9,919	141,964	4,878	4,808	8,087	(47,759)	58,871	52,763
Surrenders (note 6)	(57,356)	(28,369)	(19,464)	(7,920)	(4,259)	(5,518)	(43,773)	(4,071)
Death benefits (note 4)	-	-	-	-	(17,825)	-	(4,389)	-
Net policy repayments (loans) (note 5)	41,061	(14,771)	5,376	(40,136)	(4,741)	(13,843)	(4,375)	(35,071)
Deductions for surrender charges (note 2d)	(12,795)	(3,900)	(17,978)	(8,437)	(1,396)	(2,136)	(12,947)	(4,426)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(420,965)	(419,854)	(45,217)	(48,717)	(18,223)	(16,567)	(98,679)	(97,144)
Asset charges (note 3)	(13,245)	(12,771)	(2,260)	(2,118)	(229)	(201)	(1,109)	(1,104)
Adjustments to maintain reserves	-	(2)	1	(8)	7	2	(35)	(3)

Net equity transactions	489,856	646,263	(22)	(16,037)	179	(51,849)	98,157	115,999

Net change in contract owners’ equity	703,991	636,128	11,344	(14,891)	9,295	(40,543)	130,679	76,137
Contract owners’ equity beginning of period	4,291,702	3,655,574	398,882	413,773	231,737	272,280	1,237,707	1,161,570

Contract owners’ equity end of period	$4,995,693	4,291,702	410,226	398,882	241,032	231,737	1,368,386	1,237,707

CHANGES IN UNITS:
Beginning units	273,926	233,464	26,953	28,051	13,130	16,165	54,747	49,900
Units purchased	62,456	71,586	5,623	6,292	2,677	1,262	12,777	10,976
Units redeemed	(31,307)	(31,124)	(5,690)	(7,390)	(2,709)	(4,297)	(7,916)	(6,129)

Ending units	305,075	273,926	26,886	26,953	13,098	13,130	59,608	54,747

	WRSCP		WRSCV		WRVP		WFVSCG
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$-	-	1,070	235	3,340	2,103	-	-
Realized gain (loss) on investments	(13,317)	36,899	5,666	1,939	(1,479)	3,688	(3,449)	72,187
Change in unrealized gain (loss) on investments	(21,335)	(95,355)	39,113	(39,364)	(4,341)	(51,995)	(12,266)	(201,395)
Reinvested capital gains	44,442	68,037	22,795	21,495	32,331	35,095	83,046	118,310

Net increase (decrease) in contract owners’ equity resulting from operations	9,790	9,581	68,644	(15,695)	29,851	(11,109)	67,331	(10,898)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	70,319	81,257	34,177	36,082	37,045	41,669	73,662	93,910
Transfers between funds	(37,330)	54,284	(7,318)	(15,741)	4,152	24,845	45,585	(145,867)
Surrenders (note 6)	(7,135)	(28,730)	(17,834)	(197)	(3,628)	(1,614)	(7,269)	(9,235)
Death benefits (note 4)	(3,006)	-	(8,855)	-	(12,993)	-	-	-
Net policy repayments (loans) (note 5)	(11,152)	(3,186)	121	(9,620)	(14,241)	(2,518)	12,876	1,371
Deductions for surrender charges (note 2d)	(5,622)	(2,429)	(6,145)	(1,866)	(785)	(2,815)	(948)	(1,110)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(35,104)	(35,910)	(19,758)	(20,789)	(17,608)	(17,436)	(53,584)	(59,985)
Asset charges (note 3)	(762)	(803)	(302)	(360)	(94)	(99)	(2,224)	(2,550)
Adjustments to maintain reserves	(23)	(9)	(4)	-	5	5	16	(11)

Net equity transactions	(29,815)	64,474	(25,918)	(12,491)	(8,147)	42,037	68,114	(123,477)

Net change in contract owners’ equity	(20,025)	74,055	42,726	(28,186)	21,704	30,928	135,445	(134,375)
Contract owners’ equity beginning of period	482,448	408,393	253,676	281,862	296,974	266,046	856,078	990,453

Contract owners’ equity end of period	$462,423	482,448	296,402	253,676	318,678	296,974	991,523	856,078

CHANGES IN UNITS:
Beginning units	27,893	24,056	13,964	14,649	15,954	13,733	34,719	39,011
Units purchased	4,772	7,643	2,417	2,426	2,272	3,591	6,305	4,064
Units redeemed	(6,687)	(3,806)	(3,721)	(3,111)	(2,822)	(1,370)	(3,703)	(8,356)

Ending units	25,978	27,893	12,660	13,964	15,404	15,954	37,321	34,719

	OVGS3		JAIGS		GEM3		FOSR
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$-	-	117,333	14,569	-	-	-	-
Realized gain (loss) on investments	-	-	(231,896)	(196,913)	-	-	-	455,373
Change in unrealized gain (loss) on investments	-	-	(114,137)	(152,105)	-	-	-	(263,965)
Reinvested capital gains	-	-	66,478	88,492	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	-	(162,222)	(245,957)	-	-	-	191,408

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	257,314	280,196	-	-	-	90,102
Transfers between funds	-	-	(91,357)	(259,975)	-	-	-	(2,244,749)
Surrenders (note 6)	-	-	(121,757)	(28,428)	-	-	-	(1,721)
Death benefits (note 4)	-	-	(16,264)	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	77,818	(44,506)	-	-	-	(3,433)
Deductions for surrender charges (note 2d)	-	-	(5,972)	(8,939)	-	-	-	(930)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	-	-	(137,364)	(164,700)	-	-	-	(39,398)
Asset charges (note 3)	-	-	(7,826)	(9,800)	-	-	-	(2,338)
Adjustments to maintain reserves	-	-	(3)	(5)	-	-	-	(2)

Net equity transactions	-	-	(45,411)	(236,157)	-	-	-	(2,202,469)

Net change in contract owners’ equity	-	-	(207,633)	(482,114)	-	-	-	(2,011,061)
Contract owners’ equity beginning of period	-	-	2,488,177	2,970,291	-	-	-	2,011,061

Contract owners’ equity end of period	$-	-	2,280,544	2,488,177	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	-	271,270	295,324	-	-	-	121,476
Units purchased	-	1	47,052	40,507	-	(36)	-	10,088
Units redeemed	-	(1)	(51,814)	(64,561)	-	36	-	(131,564)

Ending units	-	-	266,508	271,270	-	-	-	-

	CAF		MIGIC		AMFAS
	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$2,752	5,825	-	76	-	-
Realized gain (loss) on investments	(217,257)	36,899	-	(310)	-	(8,008)
Change in unrealized gain (loss) on investments	38,429	(174,177)	-	(416)	-	(1,232)
Reinvested capital gains	190,128	210,814	-	803	-	9,306

Net increase (decrease) in contract owners’ equity resulting from operations	14,052	79,361	-	153	-	66

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	160,691	311,665	-	163	-	3,228
Transfers between funds	(1,798,666)	(140,068)	-	(9,270)	-	(21,231)
Surrenders (note 6)	(6)	(33,702)	-	(793)	-	(5,906)
Death benefits (note 4)	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(383)	(198)	-	-	-	(2,301)
Deductions for surrender charges (note 2d)	-	(79,607)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(30,182)	(95,604)	-	(124)	-	(1,907)
Asset charges (note 3)	(1,376)	(2,812)	-	(10)	-	(173)
Adjustments to maintain reserves	9,956	(1)	-	10	-	5

Net equity transactions	(1,659,966)	(40,327)	-	(10,024)	-	(28,285)

Net change in contract owners’ equity	(1,645,914)	39,034	-	(9,871)	-	(28,219)
Contract owners’ equity beginning of period	1,645,914	1,606,880	-	9,871	-	28,219

Contract owners’ equity end of period	$-	1,645,914	-	-	-	-

CHANGES IN UNITS:
Beginning units	104,079	106,354	-	460	-	1,750
Units purchased	38,248	18,243	-	8	-	194
Units redeemed	(142,327)	(20,518)	-	(468)	-	(1,944)

Ending units	-	104,079	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

NOTES TO FINANCIAL STATEMENTS

December 31, 2016

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide VL Separate Account-G (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on December 10, 2003. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company currently offers five individual flexible premium variable life insurance policies through the Account: Nationwide® Options Select, Nationwide MarathonSM VUL, Nationwide YourLife® Protection VUL, Nationwide YourLife® Accumulation VUL and Nationwide MarathonSM Performance VUL. The Company offers a last survivor flexible premium adjustable variable life insurance policy- Nationwide YourLife® Survivorship VUL. The primary distribution for contracts is through wholesalers and brokers.

(b) The Contracts

Only contracts with a front-end sales charge and certain other fees are offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

With certain exceptions, contract owners may invest in the following:

AB FUNDS

VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)

VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)

AMERICAN CENTURY INVESTORS, INC.

VP Inflation Protection Fund - Class I (ACVIP1)

BLACKROCK FUNDS

Global Allocation V.I. Fund - Class I (BRVGA1)

Global Allocation V.I. Fund - Class II (MLVGA2)

DELAWARE GROUP

VIP Small Cap Value Series: Service Class (DWVSVS)

DIMENSIONAL FUND ADVISORS INC.

VA Global Bond Portfolio (DFVGB)

VA Inflation-Protected Securities Portfolio (DFVIPS)

VA International Small Portfolio (DFVIS)

VA International Value Portfolio (DFVIV)

VA Short-Term Fixed Portfolio (DFVSTF)

VA U.S. Large Value Portfolio (DFVULV)

VA U.S. Targeted Value Portfolio (DFVUTV)

DREYFUS CORPORATION

Stock Index Fund, Inc. - Initial Shares (DSIF)

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

Appreciation Portfolio - Initial Shares (DCAP)

DEUTSCHE ASSET & WEALTH MANAGEMENT

Global Income Builder VIP - Class A (DSGIBA)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Income Securities Fund - Class 2 (FTVIS2)

Rising Dividends Securities Fund - Class 1 (FTVRDI)

Small Cap Value Securities Fund - Class 1 (FTVSVI)

Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)

Templeton Foreign Securities Fund - Class 2 (TIF2)

Templeton Global Bond Securities Fund - Class 2 (FTVGI2)

VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)

VIP Trust - Franklin Income VIP Fund: Class 1 (FTVIS1)

VIP Trust - Franklin Founding Funds Allocation VIP Fund: Class 1 (FTVFA1)

VIP Trust - Templeton Global Bond VIP Fund: Class 1 (FTVGB1)

INVESCO INVESTMENTS

Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)

Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)

VI American Franchise Fund - Series I Shares (ACEG)

VI Value Opportunities Fund - Series I Shares (AVBVI)*

VI Mid Cap Core Equity Fund: Series I Shares (AVMCCI)

JANUS FUNDS

Forty Portfolio: Service Shares (JACAS)

Global Technology Portfolio: Service Shares (JAGTS)

Overseas Portfolio: Service Shares (JAIGS)

LORD ABBETT FUNDS

Series Fund, Inc. - Total Return Portfolio - Class VC (LOVTRC)

M FUNDS

M Large Cap Value Fund (MFBOV)

M Capital Appreciation Fund (MFFCA)

M International Equity Fund (MFBIE)

M Large Cap Growth Fund (MFTCG)

MASSACHUSETTS FINANCIAL SERVICES CO.

Var Insurance Trust II - MFS Investors Growth Stock Portfolio: Initial Class (MV2IGI)

Variable Insurance Trust II - MFS International Value Portfolio - Initial Class (MVIVIC)

Variable Insurance Trust - MFS New Discovery Series - Intital Class (MNDIC)

Value Series - Initial Class (MVFIC)

Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)

MORGAN STANLEY

Core Plus Fixed Income Portfolio - Class I (MSVFI)

U.S. Real Estate Portfolio - Class I (MSVRE)*

NATIONWIDE FUNDS GROUP

NVIT Investor Destinations Managed Growth and Income Class I (IDPGI)

NVIT Investor Destinations Managed Growth Class I (IDPG)

NVIT Cardinal Managed Growth and Income Class I (NCPGI)

NVIT Cardinal Managed Growth Class I (NCPG)

NVIT Bond Index Fund Class I (NVBX)

NVIT International Index Fund Class I (NVIX)

American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)

American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)

American Funds NVIT Bond Fund - Class II (GVABD2)

American Funds NVIT Global Growth Fund - Class II (GVAGG2)

American Funds NVIT Growth Fund - Class II (GVAGR2)

American Funds NVIT Growth-Income Fund - Class II (GVAGI2)

Federated NVIT High Income Bond Fund - Class I (HIBF)

NVIT Emerging Markets Fund - Class I (GEM)

NVIT International Equity Fund - Class I (GIG)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)

Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)

NVIT Cardinal Aggressive Fund - Class I (NVCRA1)

NVIT Cardinal Balanced Fund - Class I (NVCRB1)

NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)

NVIT Cardinal Conservative Fund - Class I (NVCCN1)

NVIT Cardinal Moderate Fund - Class I (NVCMD1)

NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)

NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)

NVIT Core Bond Fund - Class I (NVCBD1)

NVIT Core Plus Bond Fund - Class I (NVLCP1)

NVIT Nationwide Fund - Class I (TRF)

NVIT Nationwide Fund - Class II (TRF2)*

NVIT Government Bond Fund - Class I (GBF)

NVIT International Index Fund - Class II (GVIX2)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)

NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Mid Cap Index Fund - Class I (MCIF)

NVIT Money Market Fund - Class I (SAM)

NVIT Money Market Fund - Class V (SAM5)

NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)

NVIT Multi-Manager International Value Fund - Class I (GVDIVI)

NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Company Fund - Class I (SCF)

NVIT Multi-Sector Bond Fund - Class I (MSBF)

NVIT Short Term Bond Fund - Class I (NVSTB1)

NVIT Short Term Bond Fund - Class II (NVSTB2)

NVIT Large Cap Growth Fund - Class I (NVOLG1)

NVIT Investor Destinations Aggressive Fund - Class P (NVIDAP)

NVIT Investor Destinations Balanced Fund - Class P (NVDBLP)

NVIT Investor Destinations Capital Appreciation Fund - Class P (NVDCAP)

NVIT Investor Destinations Conservative Fund - Class P (NVIDCP)

NVIT Investor Destinations Moderate Fund - Class P (NVIDMP)

NVIT Investor Destinations Moderately Aggressive Fund - Class P (NVDMAP)

NVIT Investor Destinations Moderately Conservative Fund - Class P (NVDMCP)

Templeton NVIT International Value Fund - Class III (NVTIV3)

Invesco NVIT Comstock Value Fund - Class I (EIF)

NVIT Real Estate Fund - Class I (NVRE1)

Loring Ward NVIT Capital Appreciation Fund - Class P (NVLCAP)

Loring Ward NVIT Moderate Fund - Class P (NVLMP)

NVIT Small Cap Index Fund Class II (NVSIX2)

NVIT S&P 500 Index Fund Class I (GVEX1)

NEUBERGER & BERMAN MANAGEMENT, INC.

Short Duration Bond Portfolio - I Class Shares (AMTB)

International Portfolio - S Class Shares (AMINS)*

Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)

Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class S (AMRS)*

Socially Responsive Portfolio - I Class Shares (AMSRS)

NORTHERN LIGHTS

TOPS Managed Risk Balanced ETF Portfolio - Class 3 (NOTB3)

TOPS Managed Risk Growth ETF Portfolio - Class 3 (NOTG3)

TOPS Managed Risk Moderate Growth ETF Portfolio - Class 3 (NOTMG3)

AMERICAN CENTURY INVESTORS INC.

VP Inflation Protection Fund - Class II (ACVIP2)

VP Mid Cap Value Fund - Class I (ACVMV1)

VP Ultra(R) Fund - Class I (ACVU1)*

VP Value Fund - Class I (ACVV)*

FEDERATED INVESTORS

Quality Bond Fund II - Primary Shares (FQB)

FIDELITY INVESTMENTS

VIP Energy Portfolio - Service Class 2 (FNRS2)

VIP Equity-Income Portfolio - Service Class (FEIS)

VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)

VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)

VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)

VIP Growth Portfolio - Service Class (FGS)

VIP Investment Grade Bond Portfolio - Service Class (FIGBS)

VIP Mid Cap Portfolio - Service Class (FMCS)

VIP Overseas Portfolio - Service Class (FOS)

VIP Value Strategies Portfolio - Service Class (FVSS)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)

OPPENHEIMER FUNDS

Capital Appreciation Fund/VA - Non-Service Shares (OVGR)*

Global Securities Fund/VA - Non-Service Shares (OVGS)

International Growth Fund/VA - Non-Service Shares (OVIG)

Main Street Fund(R)/VA - Non-Service Shares (OVGI)

Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)

Global Strategic Income Fund/VA: Non-service Shares (OVSB)

PIMCO FUNDS

All Asset Portfolio - Administrative Class (PMVAAA)

CommodityRealReturn(R) Strategy Portfolio - Administrative Class (PMVRSA)

Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)

Low Duration Portfolio - Administrative Class (PMVLDA)

Total Return Portfolio - Administrative Class (PMVTRA)

PUTNAM INVESTMENTS

VT Growth & Income Fund: Class IB (PVGIB)*

GUGGENHEIM INVESTMENTS

Variable Fund - Multi-Hedge Strategies (RVARS)

T. ROWE PRICE

Blue Chip Growth Portfolio - II (TRBCG2)

Equity Income Portfolio - II (TREI2)*

Health Sciences Fund, Inc. (TRHS)*

T. Rowe Price Health Sciences Portfolio (TRHSP)

Health Sciences Portfolio - II (TRHS2)

Limited-Term Bond Portfolio - II (TRLT2)*

VAN ECK ASSOCIATES CORPORATION

VIP Trust Global Hard Assets Fund - Initial Class (VWHA)

WADDELL & REED, INC.

Ivy Funds VIP - Pathfinder Moderately Aggressive - Managed Volatility (WRPMAV)

Ivy Funds VIP - Pathfinder Moderately Conservative - Managed Volatility (WRPMCV)*

Ivy Funds VIP - Pathfinder Moderate - Managed Volatility (WRPMMV)

Variable Insurance Portfolios - Asset Strategy (WRASP)

Variable Insurance Portfolios - Balanced (WRBP)

Variable Insurance Portfolios - Bond (WRBDP)

Variable Insurance Portfolios - Core Equity (WRCEP)

Variable Insurance Portfolios - Dividend Opportunities (WRDIV)

Variable Insurance Portfolios - Energy (WRENG)

Variable Insurance Portfolios - Global Bond (WRGBP)

Variable Insurance Portfolios - Global Natural Resources (WRGNR)

Variable Insurance Portfolios - Growth (WRGP)

Variable Insurance Portfolios - High Income (WRHIP)

Variable Insurance Portfolios - International Growth (WRIP)

Variable Insurance Portfolios - International Core Equity (WRI2P)

Variable Insurance Portfolios - Limited-Term Bond (WRLTBP)

Variable Insurance Portfolios - Micro Cap Growth (WRMIC)

Variable Insurance Portfolios - Mid Cap Growth (WRMCG)

Variable Insurance Portfolios - Money Market (WRMMP)

Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)

Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)

Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)

Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)

Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)

Variable Insurance Portfolios - Real Estate Securities (WRRESP)

Variable Insurance Portfolios - Science and Technology (WRSTP)

Variable Insurance Portfolios - Small Cap Growth (WRSCP)

Variable Insurance Portfolios - Small Cap Value (WRSCV)

Variable Insurance Portfolios - Value (WRVP)

WELLS FARGO FUNDS

Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)

*	At December 31, 2016, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain policy and asset charges (see notes 2 and 3). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2016 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Account.

(g) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosure.

(h) Securities and Exchange Commission Regulations

On October 13, 2016, the Securities and Exchange Commission amended Regulation S-X, which will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact to the financial statements and disclosures.

(2) Policy Charges

(a) Deductions from Premium

For Nationwide® Options Select and Nationwide MarathonSM VUL contracts, the Company currently deducts 0.50% from each premium payment (up to 2.50% maximum) to cover sales expenses. The Company also deducts 3.50% from each premium payment to cover premium taxes.

For Nationwide YourLife® Accumulation VUL contracts, the Company currently deducts 2.50% from each premium payment (maximum is 2.50%) to cover sales expenses. The Company also deducts 3.50% from each premium payment to cover premium taxes.

For Nationwide MarathonSM Performance VUL contracts, the Company currently deducts 5.50% from each premium (the maximum is 6.50%) to cover sales expenses if the Accumulation Rider is not elected. If the Accumulation Rider is elected, the Company currently deducts 2.50% from each premium payment (the maximum is 2.50%) to cover sales expenses. The Company also deducts 3.50% from each premium to cover premium taxes, regardless of whether the Accumulation Rider has been elected.

For Nationwide YourLife® Protection VUL contracts, the Company currently deducts 6.50% from each premium (the maximum is 6.50%) to cover sales expenses. The Company also deducts 3.50% from each premium to cover premium taxes.

For Nationwide YourLife® Survivorship VUL contracts, the Company currently deducts 4.50% from each premium (the maximum is 6.50%) to cover sales expenses. The Company also deducts 3.50% from each premium to cover premium taxes.

The Company may, at its sole discretion, reduce the sales loading.

For the periods ended December 31, 2016 and 2015, total front-end sales charge deductions were $10,430,227 and $10,234,547, respectively and were recognized as a reduction of purchase payments on the Statements of Changes in Contract Owners’ Equity.

(b) Cost of Insurance

A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge varies widely and is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

(c) Administrative Charges

For all contracts, the Company currently deducts a short-term trading fee of 1.00% of an amount allocated to a sub account and transferred from that sub account within 60 days of that allocation.

For Nationwide® Options Select and Nationwide MarathonSM VUL contracts, the Company currently deducts a $10 administrative charge per policy per month (maximum of $20 per policy per month) taken proportionally from the sub accounts and any companion fixed funds of the contract.

For Nationwide YourLife® Protection VUL contracts and Nationwide MarathonSM Performance VUL, if the Accumulation Rider is not elected, the Company currently deducts a $20 administrative charge per month (which is also the maximum charge) in the first policy year and $5 per month thereafter.

For Nationwide YourLife® Accumulation VUL contracts and Nationwide MarathonSM Performance VUL, if the Accumulation Rider is elected, the Company currently deducts a $25 administrative charge per month (which is also the maximum charge) in the first policy year and $10 per month thereafter.

For Nationwide® Options Select contracts, the Company currently deducts a monthly underwriting and distribution charge on the first $250,000 of Specified Amount. The current underwriting and distribution charge is $0.15 per $1,000 of Specified Amount for Insureds younger than 50 as of the

Policy Date, and $0.17 per $1,000 of Specified Amount for Insureds 50 or older as of the Policy Date. The maximum guaranteed charge is $0.20 per $1,000 of Specified Amount.

For MarathonSM Performance VUL contracts, if the Accumulation Rider is not elected, the guaranteed maximum underwriting and distribution charge for all ages is $0.20 per $1,000 of the first $250,000 of Base Policy Specified Amount and $0.10 per $1,000 of Base Policy Specified Amount in excess of $250,000. Currently, the Company charges rates lower than the guaranteed maximum. Any change in current rates will be applied uniformly for Insureds with the same issue age, Base Policy Specified Amount, and Death Benefit option in effect at the time of determination.

For MarathonSM Performance VUL contracts, if the Accumulation Rider is elected, the guaranteed maximum underwriting and distribution charge is of $1.18 per $1,000 of the first $250,000 of Base Policy Specified Amount and $1.01 per $1,000 of Base Policy Specified Amount in excess of $250,000. Currently, the Company may charge rates lower than the guaranteed maximums. Any change in current rates will be applied uniformly for Insureds with the same issue age, Base Policy Specified Amount, and Death Benefit option in effect at the time of determination.

For Nationwide MarathonSM contracts, the Company currently deducts a monthly underwriting and distribution charge of $0.10 per $1,000 of the first $250,000 of Specified Amount. The maximum guaranteed charge is $0.20 per $1,000 of the first $250,000 of Specified Amount.

For Nationwide YourLife® Protection VUL contracts, the current Underwriting and Distribution Charge is $0.20 per $1,000 of the first $250,000 of Base Policy Specified Amount and $0.05 per $1,000 of Base Policy Specified Amount in excess of $250,000. The maximum guaranteed Underwriting and Distribution Charge is $0.20 per $1,000 of the first $250,000 of Specified Amount, and $0.10 per $1,000 of Specified Amount in excess of $250,000.

For Nationwide YourLife® Accumulation VUL contracts, the Company currently deducts a monthly underwriting and distribution charge varies by policy based on the length of time the policy has been In Force, the Attained Age of the Insured at the time of issue, Death Benefit option in effect, and the Base Policy Specified Amount. The maximum guaranteed charge is $1.18 per $1,000 of the first $250,000 of Specified Amount, and $1.01 per $1,000 of Specified Amount in excess of $250,000.

For Nationwide YourLife® Survivorship VUL contracts, the monthly underwriting and distribution charge varies by the Insureds' attained ages, sexes and Base Policy Specified Amount. The maximum guaranteed underwriting and distribution charge is $0.74 per $1,000 of Specified Amount.

The charges above are assessed against each contract by liquidating units.

(d) Surrender Charges

Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The amount of the charge is based upon a specified percentage of the initial surrender charge which varies by issue age, sex and rate class.

For Nationwide YourLife® Protection VUL contracts, the charge is 100% of the initial surrender charge from the first through second or third year, depending on the Insured’s age at the time of policy issuance. Thereafter, the charge will begin to decline over time to 0% of the initial surrender charge in the thirteenth year or fifteenth year, depending on the Insured’s age at the time of policy issuance.

For both the Nationwide® Options Select and Nationwide MarathonSM VUL contracts, the charge is 100% of the initial surrender charge from the first through second or third year, depending on the Insured’s age at the time of policy issuance. Thereafter, the charge will begin to decline over time to 0% of the initial surrender charge in the eleventh year or thirteenth year, depending on the Insured’s age at the time of policy issuance.

For Nationwide YourLife® Accumulation VUL contracts, the charge is 100% of the initial surrender charge from the first, through second or fourth year, depending on the Insured’s age at the time of policy issuance. Thereafter, the charge will begin to and decline over time to 0% of the initial surrender charge in the eleventh year.

For MarathonSM Performance VUL contracts without the Accumulation Rider, the charge is 100% of the initial surrender charge from the first through second or third year, depending on the Insured’s age at the time of policy issuance. Thereafter, the charge will begin to decline over time to 0% of the initial surrender charge in the thirteenth year or fifteenth year, depending on the Insured’s age at the time of policy issuance. For MarathonSM Performance VUL contracts with the Accumulation Rider, the charge is 100% of the initial surrender charge from the first, through second or fourth year, depending on the Insured’s age at the time of policy issuance. Thereafter, the charge will begin to and decline over time to 0% of the initial surrender charge in the eleventh year. The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred.

For Nationwide YourLife® Survivorship VUL contracts, the surrender charge is assessed during the first fifteen policy years upon surrender, policy lapse, or certain Base Policy Specified Amount decreases. For policies issued prior to January 1, 2014, the maximum surrender charge that may be assessed for any segment of coverage is $50 per $1,000 of Base Policy Specified Amount and the minimum is $0.52 per $1,000 of Base Policy Specified Amount. For policies issued on and after to January 1, 2014, the maximum surrender charge that may be assessed for any segment of coverage is $44.16 per $1,000 of Base Policy Specified Amount and the minimum is $0.78 per $1,000 of Base Policy Specified Amount.

The charges above are assessed against each contract by liquidating units.

(3) Asset Charges

The Company deducts a charge related to the assumption of mortality and expense risk.

For Nationwide YourLife® Accumulation VUL contracts, the current charge is 0% of variable contract value on an annualized basis, with a guaranteed maximum charge of 0.30 % of the variable contract value on an annualized basis.

The amount of the charge for other contracts may vary based on the policy year and the amount of the contract value. The tables below show by product the amount of the charge on an annualized basis, current charges, and charge variation based on policy year and contract value.

Nationwide® Options Select contracts

Policy Years	Charge for First $25,000 in Variable Contract Value (Annualized)	Charge for Next $225,000 in Variable Contract Value (Annualized)	Charge for Variable Contract Value in Excess Of $250,000 (Annualized)
1 through 10	0.60%	0.30%	0.10%
11 through 20	0.30%	0.20%	0.05%
21 and later	0.00%	0.00%	0.00%

Note: the guaranteed maximum for all contracts is 0.60% on an annualized basis.

Nationwide MarathonSM VUL contracts

Policy Years	Charge for First $25,000 in Variable Contract Value (Annualized)	Charge for Next $225,000 in Variable Contract Value (Annualized)	Charge for Variable Contract Value in Excess Of $250,000 (Annualized)
1 through 10	0.60%	0.30%	0.10%
11 through 20	0.30%	0.10%	0.00%
21 and later	0.00%	0.00%	0.00%

Note: the guaranteed maximum for all contracts is 0.60% on an annualized basis.

Nationwide®YourLifeSM Protection VUL contracts

Policy Years	Charge for First $250,000 in Variable Contract Value (Annualized)	Charge for Variable Contract Value in Excess Of $250,000 (Annualized)
1 through 15	0.80%	0.30%
16 or later	0.30%	0.20%

Note: the guaranteed maximum for all contracts is 0.80% on an annualized basis.

Nationwide MarathonSM Performance VUL contracts

For contracts that do not elect the accumulation rider, the charge will be deducted in accordance with the table below.

Policy Years	Charge for First $250,000 in Variable Contract Value (Annualized)	Charge for Variable Contract Value in Excess Of $250,000 (Annualized)
1 through 15	0.80%	0.30%
16 or later	0.30%	0.20%

Note: the guaranteed maximum for all contracts not electing that accumulation rider is 0.80% on an annualized basis. If you do elect the accumulations rider, the maximum guaranteed charge is equal to an annualized rate of 0.30% of variable contract value for all policy years and the current charge is 0.00%.

Nationwide YourLife® Survivorship VUL contracts

Policy Years	Charge for First $250,000 in Variable Contract Value (Annualized)	Charge for Variable Contract Value in Excess Of $250,000 (Annualized)
1 through 15	0.80%	0.50%
16 through 20	0.50%	0.50%
21 or later	0.00%	0.00%

Note: the guaranteed maximum for all contracts is 0.80% on an annualized basis of all variable account cash value for policy years 1-15, 0.50% on an annualized basis for all variable cash value for policy years 16-20 and 0.30% for policy year 21 and later.

The charges above are assessed against each contract by liquidating units.

(4) Death Benefits

Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company’s general account.

(5) Policy Loans (Net of Repayments)

Contract provisions allow contract owners to borrow 90% of a policy’s variable cash surrender value plus 100% of a policy’s fixed cash surrender value less applicable value of surrender charge. Interest is charged on the outstanding loan and is due and payable in advance on the policy anniversary. For Nationwide® Options Select, Nationwide MarathonSM VUL, Nationwide YourLife® Accumulation VUL contracts and Nationwide YourLife® Survivorship VUL the maximum guaranteed loan interest charged is 3.90% on the outstanding loan. For the Nationwide YourLife® Protection and Nationwide MarathonSM Performance VUL contracts the maximum guaranteed loan interest charged is 4.50%, except for contract owners electing the accumulation rider on the Nationwide MarathonSM Performance in which case the maximum guaranteed loan interest charged is 3.90%. Current loan interest charged may vary. At the time the loan is granted, the amount of the loan is transferred from the Account to the Company’s general account as collateral for the outstanding loan.

Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company’s general account to the Account. Loan repayments result in a transfer of collateral including interest credited back to the Account.

(6) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity. Policy loan transactions (note 5), executed at the direction of the contract owner, also result in transfers between the Account and the fixed account of the Company, but are included in Net Policy Repayments (Loans). The fixed account assets are not reflected in the accompanying financial statements. For the years ended December 31, 2016 and 2015, total transfers to the Account from the fixed account were $20,185,272 and $15,276,719, respectively, and total transfers from the Account to the fixed account were $13,602,140 and $11,180,869, respectively.

(7) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2016.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2016:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$676,467,867	$-	$-	$676,467,867

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2016 are as follows:

	Purchase of Investments	Sales of Investments
VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)	$24,571	$65,721
VP Inflation Protection Fund - Class I (ACVIP1)	2,121,657	185,980
Global Allocation V.I. Fund - Class I (BRVGA1)	1,197,953	582,637
Global Allocation V.I. Fund - Class II (MLVGA2)	39,220	560,584
VIP Small Cap Value Series: Service Class (DWVSVS)	973,754	151,083
VA Global Bond Portfolio (DFVGB)	3,123,627	203,492
VA Inflation-Protected Securities Portfolio (DFVIPS)	63,800	456
VA International Small Portfolio (DFVIS)	3,265,102	291,726
VA International Value Portfolio (DFVIV)	3,386,574	235,555
VA Short-Term Fixed Portfolio (DFVSTF)	3,147,796	148,978
VA U.S. Large Value Portfolio (DFVULV)	3,816,738	159,238
VA U.S. Targeted Value Portfolio (DFVUTV)	2,955,816	307,335
Stock Index Fund, Inc. - Initial Shares (DSIF)	2,431,085	926,143
Global Income Builder VIP - Class A (DSGIBA)	495,551	455,585
Franklin Income Securities Fund - Class 2 (FTVIS2)	71,385	107,215
Rising Dividends Securities Fund - Class 1 (FTVRDI)	10,405	13,599
Small Cap Value Securities Fund - Class 1 (FTVSVI)	619,836	345,248
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)	41,554	119,014
Templeton Foreign Securities Fund - Class 2 (TIF2)	40,448	38,799
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)	14,733	380,835
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)	100,743	49,763
VIP Trust - Franklin Income VIP Fund: Class 1 (FTVIS1)	641,248	214,456
VIP Trust - Franklin Founding Funds Allocation VIP Fund: Class 1 (FTVFA1)	131,815	162,392
VIP Trust - Templeton Global Bond VIP Fund: Class 1 (FTVGB1)	785,615	259,971
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)	39,532	28,364
Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)	1,456,036	101,959
Forty Portfolio: Service Shares (JACAS)	1,153,631	436,454
Global Technology Portfolio: Service Shares (JAGTS)	1,222,350	390,452
Overseas Portfolio: Service Shares (JAIGS)	463,460	325,056
Series Fund, Inc. - Total Return Portfolio - Class VC (LOVTRC)	8,094	322
M Large Cap Value Fund (MFBOV)	532,329	179,949
M Capital Appreciation Fund (MFFCA)	340,464	133,089
M International Equity Fund (MFBIE)	271,040	196,820
M Large Cap Growth Fund (MFTCG)	529,800	239,635
Var Insurance Trust II - MFS Investors Growth Stock Portfolio: Initial Class (MV2IGI)	1,071	399
Variable Insurance Trust II - MFS International Value Portfolio - Initial Class (MVIVIC)	2,512,665	177,585
Variable Insurance Trust - MFS New Discovery Series - Intital Class (MNDIC)	433,894	195,010

Value Series - Initial Class (MVFIC)	2,879,422	609,636
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)	5,133	7,402
Core Plus Fixed Income Portfolio - Class I (MSVFI)	42,964	59,459
NVIT Investor Destinations Managed Growth and Income Class I (IDPGI)	238,497	249,628
NVIT Investor Destinations Managed Growth Class I (IDPG)	766,673	61,334
NVIT Cardinal Managed Growth and Income Class I (NCPGI)	659,432	55,018
NVIT Cardinal Managed Growth Class I (NCPG)	386,799	58,336
NVIT Bond Index Fund Class I (NVBX)	987,565	129,797
NVIT International Index Fund Class I (NVIX)	494,550	89,558
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)	2,765,002	526,339
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)	5,970,961	729,365
American Funds NVIT Bond Fund - Class II (GVABD2)	107,911	67,441
American Funds NVIT Global Growth Fund - Class II (GVAGG2)	1,395,037	593,974
American Funds NVIT Growth Fund - Class II (GVAGR2)	1,221,341	661,352
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)	671,143	195,165
Federated NVIT High Income Bond Fund - Class I (HIBF)	1,015,808	831,918
NVIT Emerging Markets Fund - Class I (GEM)	2,404,321	731,378
NVIT International Equity Fund - Class I (GIG)	109,876	171,149
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)	2,714	20,587
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)	57,209	25,338
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)	369,613	272,333
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)	3,678,334	562,928
NVIT Cardinal Balanced Fund - Class I (NVCRB1)	2,100,306	307,301
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)	5,996,501	935,757
NVIT Cardinal Conservative Fund - Class I (NVCCN1)	787,827	565,236
NVIT Cardinal Moderate Fund - Class I (NVCMD1)	5,800,104	1,198,564
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)	9,273,872	1,611,272
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)	813,293	645,963
NVIT Core Bond Fund - Class I (NVCBD1)	211,865	115,918
NVIT Core Plus Bond Fund - Class I (NVLCP1)	736,701	552,253
NVIT Nationwide Fund - Class I (TRF)	473,437	89,928
NVIT Government Bond Fund - Class I (GBF)	1,058,560	583,829
NVIT International Index Fund - Class II (GVIX2)	381,494	208,367
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	301,161	198,870
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)	44,841	88,920
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)	91,842	648,595
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	55,072	75,916
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	368,502	1,178,295
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	968,413	1,966,275
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	44,207	271,985
NVIT Mid Cap Index Fund - Class I (MCIF)	2,929,079	395,405
NVIT Money Market Fund - Class I (SAM)	1,309,803	1,551,976
NVIT Money Market Fund - Class V (SAM5)	24,786,216	27,536,173
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)	292,169	94,484
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)	376,339	112,095
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)	773,861	279,267
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)	857,512	307,094
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	965,862	477,954
NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)	3,703,423	280,029
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	141,419	279,659
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)	813,252	385,256
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)	2,429,573	565,141
NVIT Multi-Manager Small Company Fund - Class I (SCF)	624,289	271,732
NVIT Multi-Sector Bond Fund - Class I (MSBF)	610,047	466,683
NVIT Short Term Bond Fund - Class I (NVSTB1)	337,671	228,342
NVIT Short Term Bond Fund - Class II (NVSTB2)	59,985	62,595
NVIT Large Cap Growth Fund - Class I (NVOLG1)	5,395,753	845,043
NVIT Investor Destinations Aggressive Fund - Class P (NVIDAP)	4,291,975	422,990
NVIT Investor Destinations Balanced Fund - Class P (NVDBLP)	1,648,259	378,780
NVIT Investor Destinations Capital Appreciation Fund - Class P (NVDCAP)	1,575,930	429,022
NVIT Investor Destinations Conservative Fund - Class P (NVIDCP)	532,656	211,231
NVIT Investor Destinations Moderate Fund - Class P (NVIDMP)	5,665,557	909,175
NVIT Investor Destinations Moderately Aggressive Fund - Class P (NVDMAP)	12,260,068	1,595,299
NVIT Investor Destinations Moderately Conservative Fund - Class P (NVDMCP)	797,732	299,550
Templeton NVIT International Value Fund - Class III (NVTIV3)	167,819	77,651
Invesco NVIT Comstock Value Fund - Class I (EIF)	276,618	131,187
NVIT Real Estate Fund - Class I (NVRE1)	3,609,649	480,475
Loring Ward NVIT Capital Appreciation Fund - Class P (NVLCAP)	111,379	11,348
Loring Ward NVIT Moderate Fund - Class P (NVLMP)	155,637	87,508

NVIT Small Cap Index Fund Class II (NVSIX2)	3,061,438	209,490
NVIT S&P 500 Index Fund Class I (GVEX1)	11,946,053	2,562,527
Short Duration Bond Portfolio - I Class Shares (AMTB)	70,112	27,490
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)	3,652	31,746
Socially Responsive Portfolio - I Class Shares (AMSRS)	11,056	17,302
TOPS Managed Risk Balanced ETF Portfolio - Class 3 (NOTB3)	871,988	90,629
TOPS Managed Risk Growth ETF Portfolio - Class 3 (NOTG3)	640,833	150,015
TOPS Managed Risk Moderate Growth ETF Portfolio - Class 3 (NOTMG3)	1,255,917	50,969
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)	940,923	274,451
VP Inflation Protection Fund - Class II (ACVIP2)	45,559	95,211
VP Mid Cap Value Fund - Class I (ACVMV1)	1,103,345	308,221
Small Cap Stock Index Portfolio - Service Shares (DVSCS)	1,097,269	514,608
Appreciation Portfolio - Initial Shares (DCAP)	521,643	304,301
Quality Bond Fund II - Primary Shares (FQB)	173,642	69,593
VIP Energy Portfolio - Service Class 2 (FNRS2)	1,060,253	813,181
VIP Equity-Income Portfolio - Service Class (FEIS)	1,351,883	488,961
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)	505,378	94,610
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)	486,783	765,987
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)	914,903	203,166
VIP Growth Portfolio - Service Class (FGS)	2,981,478	1,431,000
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)	879,891	218,081
VIP Mid Cap Portfolio - Service Class (FMCS)	1,922,032	814,631
VIP Overseas Portfolio - Service Class (FOS)	516,614	206,213
VIP Value Strategies Portfolio - Service Class (FVSS)	573	8,492
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)	22,231	12,344
Global Securities Fund/VA - Non-Service Shares (OVGS)	1,036,113	763,772
International Growth Fund/VA - Non-Service Shares (OVIG)	614,783	57,490
Main Street Fund(R)/VA - Non-Service Shares (OVGI)	771,283	245,341
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)	417,912	260,029
Global Strategic Income Fund/VA: Non-service Shares (OVSB)	49,577	38,780
All Asset Portfolio - Administrative Class (PMVAAA)	143,858	82,524
CommodityRealReturn(R) Strategy Portfolio - Administrative Class (PMVRSA)	749,275	60,812
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)	153,620	154,254
Low Duration Portfolio - Administrative Class (PMVLDA)	1,016,160	872,440
Total Return Portfolio - Administrative Class (PMVTRA)	1,587,871	715,894
VI American Franchise Fund - Series I Shares (ACEG)	5,672	7,187
VI Mid Cap Core Equity Fund: Series I Shares (AVMCCI)	39,382	9,892
Variable Fund - Multi-Hedge Strategies (RVARS)	114,471	29,517
T. Rowe Price Health Sciences Portfolio (TRHSP)	2,051,398	861,790
Health Sciences Portfolio - II (TRHS2)	217,361	732,118
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)	650,913	668,121
Ivy Funds VIP - Pathfinder Moderately Aggressive - Managed Volatility (WRPMAV)	98,708	20,005
Ivy Funds VIP - Pathfinder Moderate - Managed Volatility (WRPMMV)	67,030	13,566
Variable Insurance Portfolios - Asset Strategy (WRASP)	1,247,414	1,844,410
Variable Insurance Portfolios - Balanced (WRBP)	173,101	45,745
Variable Insurance Portfolios - Bond (WRBDP)	73,838	68,285
Variable Insurance Portfolios - Core Equity (WRCEP)	202,305	69,136
Variable Insurance Portfolios - Dividend Opportunities (WRDIV)	102,097	83,928
Variable Insurance Portfolios - Energy (WRENG)	43,153	35,570
Variable Insurance Portfolios - Global Bond (WRGBP)	21,303	3,079
Variable Insurance Portfolios - Global Natural Resources (WRGNR)	62,434	57,984
Variable Insurance Portfolios - Growth (WRGP)	174,046	149,854
Variable Insurance Portfolios - High Income (WRHIP)	650,277	681,067
Variable Insurance Portfolios - International Growth (WRIP)	85,354	92,412
Variable Insurance Portfolios - International Core Equity (WRI2P)	62,409	61,290
Variable Insurance Portfolios - Limited-Term Bond (WRLTBP)	11,935	2,337
Variable Insurance Portfolios - Micro Cap Growth (WRMIC)	61,608	41,310
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)	265,103	115,969
Variable Insurance Portfolios - Money Market (WRMMP)	153,210	155,280
Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)	355,424	225,046
Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)	78,674	47,180
Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)	690,288	199,503
Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)	1,050,260	102,252
Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)	100,736	67,891
Variable Insurance Portfolios - Real Estate Securities (WRRESP)	70,106	47,404
Variable Insurance Portfolios - Science and Technology (WRSTP)	244,042	96,723
Variable Insurance Portfolios - Small Cap Growth (WRSCP)	94,126	79,476
Variable Insurance Portfolios - Small Cap Value (WRSCV)	51,963	54,013
Variable Insurance Portfolios - Value (WRVP)	68,900	41,380

Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)	214,973	63,830
American Century NVIT Growth Fund - Class I (Obsolete) (CAF)	750,171	2,217,254

	$221,033,313	$87,603,081

(8) Financial Highlights

The following tabular presentation is a summary of units, unit fair values, contract owners' equity outstanding and contract expense rates for variable life contracts as of December 31, 2016, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2016. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented.

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)
2016	0.00%	9,543	$12.32	$117,614	0.89%	3.59%
2015	0.00%	13,015	11.90	154,846	0.76%	-1.09%
2014	0.00%	5,625	12.03	67,662	0.59%	4.45%
2013	0.00%	4,308	11.52	49,612	0.38%	12.31%
2012	0.00%	593	10.25	6,081	0.02%	2.54%	****
VP Inflation Protection Fund - Class I (ACVIP1)
2016	0.00%	759,508	10.16	7,720,100	2.12%	4.71%
2015	0.00%	586,893	9.71	5,697,440	2.17%	-2.28%
2014	0.00%	422,946	9.93	4,201,701	1.52%	3.58%
2013	0.00%	284,870	9.59	2,732,232	1.72%	-8.21%
2012	0.00%	126,254	10.45	1,319,294	2.11%	4.50%	****
Global Allocation V.I. Fund - Class I (BRVGA1)
2016	0.00%	836,360	12.49	10,442,277	1.35%	4.11%
2015	0.00%	797,102	11.99	9,558,850	1.56%	-0.71%
2014	0.00%	448,110	12.08	5,412,182	2.56%	2.11%
2013	0.00%	330,149	11.83	3,905,089	1.53%	14.76%
2012	0.00%	168,112	10.31	1,732,764	2.37%	3.07%	****
Global Allocation V.I. Fund - Class II (MLVGA2)
2016	0.00%	129,853	17.10	2,220,988	1.03%	3.96%
2015	0.00%	162,940	16.45	2,680,815	0.96%	-0.87%
2014	0.00%	175,251	16.60	2,908,631	2.06%	1.97%
2013	0.00%	178,390	16.28	2,903,626	0.94%	14.55%
2012	0.00%	267,159	14.21	3,796,122	1.28%	10.14%
VIP Small Cap Value Series: Service Class (DWVSVS)
2016	0.00%	112,644	15.98	1,800,418	0.72%	31.08%
2015	0.00%	56,660	12.19	690,859	0.43%	-6.46%
2014	0.00%	39,303	13.04	512,330	0.06%	5.62%
2013	0.00%	2,026	12.34	25,005	0.00%	23.42%	****
VA Global Bond Portfolio (DFVGB)
2016	0.00%	854,690	10.89	9,308,800	1.95%	1.73%
2015	0.00%	607,216	10.71	6,501,268	1.91%	1.55%
2014	0.00%	345,929	10.54	3,647,287	2.76%	2.88%
2013	0.00%	160,180	10.25	1,641,501	0.81%	-0.35%
2012	0.00%	26,194	10.28	269,376	2.68%	2.84%	****
VA Inflation-Protected Securities Portfolio (DFVIPS)
2016	0.00%	6,285	9.98	62,732	1.56%	-0.19%	****
VA International Small Portfolio (DFVIS)
2016	0.00%	809,712	14.15	11,455,601	2.66%	6.23%
2015	0.00%	614,629	13.32	8,185,530	2.57%	5.81%
2014	0.00%	362,894	12.59	4,567,434	2.68%	-5.78%
2013	0.00%	193,191	13.36	2,580,630	4.15%	27.07%
2012	0.00%	25,432	10.51	267,348	4.45%	5.12%	****
VA International Value Portfolio (DFVIV)
2016	0.00%	919,267	12.46	11,454,027	3.70%	9.11%
2015	0.00%	665,525	11.42	7,600,222	3.87%	-6.96%
2014	0.00%	359,804	12.27	4,416,327	5.07%	-7.16%
2013	0.00%	168,169	13.22	2,223,308	4.41%	21.65%
2012	0.00%	24,556	10.87	266,868	5.75%	8.68%	****
VA Short-Term Fixed Portfolio (DFVSTF)
2016	0.00%	943,434	10.19	9,609,276	0.81%	0.79%
2015	0.00%	654,808	10.11	6,617,353	0.37%	0.30%
2014	0.00%	379,421	10.08	3,822,802	0.24%	0.15%
2013	0.00%	174,278	10.06	1,753,354	0.49%	0.25%
2012	0.00%	24,582	10.04	246,683	0.70%	0.35%	****
VA U.S. Large Value Portfolio (DFVULV)
2016	0.00%	817,777	19.23	15,722,765	2.25%	18.87%

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2015	0.00%	620,641	$16.17	$10,038,049	2.63%	-3.41%
2014	0.00%	368,268	16.74	6,166,301	2.33%	9.08%
2013	0.00%	210,726	15.35	3,234,571	2.74%	40.82%
2012	0.00%	20,482	10.90	223,260	3.48%	9.00%	****
VA U.S. Targeted Value Portfolio (DFVUTV)
2016	0.00%	579,722	19.68	11,409,596	1.22%	27.49%
2015	0.00%	441,322	15.44	6,812,864	1.57%	-5.23%
2014	0.00%	267,161	16.29	4,351,835	1.21%	3.71%
2013	0.00%	139,303	15.71	2,188,027	1.37%	44.62%
2012	0.00%	21,154	10.86	229,743	2.49%	8.60%	****
Stock Index Fund, Inc. - Initial Shares (DSIF)
2016	0.00%	571,839	23.44	13,405,210	2.04%	11.71%
2015	0.00%	530,391	20.99	11,130,581	1.83%	1.11%
2014	0.00%	541,663	20.76	11,242,662	1.79%	13.42%
2013	0.00%	465,920	18.30	8,526,017	1.87%	32.03%
2012	0.00%	442,173	13.86	6,128,642	2.17%	15.74%
Global Income Builder VIP - Class A (DSGIBA)
2016	0.00%	3,693	10.41	38,435	0.00%	4.07%	****
Franklin Income Securities Fund - Class 2 (FTVIS2)
2016	0.00%	39,077	18.22	712,110	4.96%	14.02%
2015	0.00%	43,229	15.98	690,891	4.69%	-7.05%
2014	0.00%	48,719	17.20	837,726	4.99%	4.62%
2013	0.00%	54,549	16.44	896,587	6.44%	13.94%
2012	0.00%	63,064	14.43	909,719	6.34%	12.65%
Rising Dividends Securities Fund - Class 1 (FTVRDI)
2016	0.00%	2,589	23.78	61,571	1.65%	16.33%
2015	0.00%	3,132	20.44	64,030	1.81%	-3.42%
2014	0.00%	3,832	21.17	81,111	1.33%	9.01%
2013	0.00%	3,483	19.42	67,633	1.85%	30.05%
2012	0.00%	2,903	14.93	43,345	1.79%	12.18%
Small Cap Value Securities Fund - Class 1 (FTVSVI)
2016	0.00%	103,018	27.33	2,815,105	1.02%	30.54%
2015	0.00%	107,498	20.93	2,250,365	0.93%	-7.18%
2014	0.00%	135,847	22.55	3,063,921	0.85%	0.88%
2013	0.00%	152,465	22.36	3,408,627	1.49%	36.50%
2012	0.00%	158,909	16.38	2,602,617	1.01%	18.75%
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)
2016	0.00%	35,039	8.90	311,956	0.87%	17.44%
2015	0.00%	43,295	7.58	328,218	2.16%	-19.60%
2014	0.00%	50,660	9.43	477,687	1.57%	-5.71%	****
Templeton Foreign Securities Fund - Class 2 (TIF2)
2016	0.00%	50,098	8.75	438,554	1.94%	7.18%
2015	0.00%	51,655	8.17	421,911	3.35%	-6.49%
2014	0.00%	69,093	8.73	603,521	2.03%	-12.65%	****
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
2016	0.00%	130,926	9.94	1,300,775	0.00%	2.94%
2015	0.00%	169,779	9.65	1,638,642	8.05%	-4.30%
2014	0.00%	193,513	10.09	1,951,719	5.54%	0.86%	****
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2016	0.00%	91,468	14.67	1,341,514	3.87%	13.18%
2015	0.00%	94,396	12.96	1,223,234	3.00%	-6.21%
2014	0.00%	100,715	13.82	1,391,573	2.78%	2.85%
2013	0.00%	103,801	13.43	1,394,493	11.97%	23.77%
2012	0.00%	110,914	10.85	1,203,888	2.99%	15.33%
VIP Trust - Franklin Income VIP Fund: Class 1 (FTVIS1)
2016	0.00%	202,177	13.62	2,753,636	4.99%	14.33%
2015	0.00%	177,624	11.91	2,115,917	4.68%	-6.84%

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2014	0.00%	169,320	$12.79	$2,165,033	5.08%	4.92%
2013	0.00%	137,679	12.19	1,677,857	6.46%	14.18%
2012	0.00%	103,061	10.67	1,099,975	3.26%	6.73%	****
VIP Trust - Franklin Founding Funds Allocation VIP Fund: Class 1 (FTVFA1)
2016	0.00%	40,156	14.68	589,544	3.89%	13.43%
2015	0.00%	45,600	12.94	590,222	3.24%	-5.93%
2014	0.00%	41,549	13.76	571,662	3.03%	3.05%
2013	0.00%	34,615	13.35	462,144	12.35%	24.14%
2012	0.00%	27,278	10.75	293,367	0.00%	7.55%	****
VIP Trust - Templeton Global Bond VIP Fund: Class 1 (FTVGB1)
2016	0.00%	364,803	11.12	4,057,460	0.00%	3.21%
2015	0.00%	315,893	10.78	3,404,244	7.77%	-4.10%
2014	0.00%	289,255	11.24	3,250,473	4.80%	2.12%
2013	0.00%	242,067	11.00	2,663,696	4.74%	1.89%
2012	0.00%	162,308	10.80	1,752,914	2.38%	8.00%	****
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)
2016	0.00%	10,690	14.83	158,578	0.00%	0.76%
2015	0.00%	11,108	14.72	163,542	0.00%	1.21%
2014	0.00%	10,209	14.55	148,515	0.00%	8.04%
2013	0.00%	10,706	13.47	144,158	0.41%	37.01%
2012	0.00%	10,656	9.83	104,723	0.00%	-1.72%	****
Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)
2016	0.00%	237,156	11.04	2,618,887	0.53%	11.64%
2015	0.00%	110,977	9.89	1,097,736	5.04%	-4.10%
2014	0.00%	46,256	10.31	477,104	0.00%	3.14%	****
Forty Portfolio: Service Shares (JACAS)
2016	0.00%	140,373	23.36	3,278,502	0.82%	1.94%
2015	0.00%	126,651	22.91	2,901,653	1.25%	11.94%
2014	0.00%	137,085	20.47	2,805,775	0.03%	8.47%
2013	0.00%	139,107	18.87	2,624,894	0.61%	30.89%
2012	0.00%	165,102	14.42	2,380,255	0.60%	23.86%
Global Technology Portfolio: Service Shares (JAGTS)
2016	0.00%	205,242	17.72	3,637,776	0.09%	13.85%
2015	0.00%	162,354	15.57	2,527,537	0.56%	4.65%
2014	0.00%	66,371	14.88	987,397	0.00%	9.35%
2013	0.00%	44,208	13.61	601,460	0.00%	35.39%
2012	0.00%	40,270	10.05	404,671	0.00%	0.49%	****
Overseas Portfolio: Service Shares (JAIGS)
2016	0.00%	266,508	8.56	2,280,544	5.09%	-6.71%
2015	0.00%	271,270	9.17	2,488,177	0.50%	-8.80%
2014	0.00%	295,324	10.06	2,970,291	5.68%	-12.10%
2013	0.00%	333,529	11.44	3,816,337	3.06%	14.28%
2012	0.00%	393,676	10.01	3,941,648	0.68%	0.12%	****
Series Fund, Inc. - Total Return Portfolio - Class VC (LOVTRC)
2016	0.00%	738	10.06	7,425	4.57%	0.61%	****
M Large Cap Value Fund (MFBOV)
2016	0.00%	133,215	15.63	2,081,771	2.08%	9.64%
2015	0.00%	109,452	14.25	1,560,048	1.70%	-0.66%
2014	0.00%	73,950	14.35	1,061,005	1.41%	9.68%
2013	0.00%	54,589	13.08	714,083	2.91%	34.22%
2012	0.00%	37,342	9.75	363,934	0.76%	17.29%
M Capital Appreciation Fund (MFFCA)
2016	0.00%	77,197	20.89	1,612,344	0.00%	21.06%
2015	0.00%	68,853	17.25	1,187,900	0.00%	-6.58%
2014	0.00%	49,378	18.47	911,912	0.00%	12.42%
2013	0.00%	36,555	16.43	600,521	0.00%	39.20%
2012	0.00%	32,127	11.80	379,139	0.37%	17.43%

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
M International Equity Fund (MFBIE)
2016	0.00%	152,831	$8.86	$1,354,700	1.20%	-0.05%
2015	0.00%	145,339	8.87	1,288,958	2.24%	-3.94%
2014	0.00%	82,343	9.23	760,236	2.77%	-7.06%
2013	0.00%	58,837	9.93	584,463	2.60%	16.32%
2012	0.00%	46,040	8.54	393,163	2.23%	20.68%
M Large Cap Growth Fund (MFTCG)
2016	0.00%	111,437	17.29	1,926,782	0.00%	-2.32%
2015	0.00%	100,368	17.70	1,776,658	0.02%	7.70%
2014	0.00%	67,771	16.44	1,113,836	0.05%	10.21%
2013	0.00%	49,888	14.91	743,948	0.58%	36.15%
2012	0.00%	47,093	10.95	515,803	0.05%	19.31%
Var Insurance Trust II - MFS Investors Growth Stock Portfolio: Initial Class (MV2IGI)
2016	0.00%	849	10.46	8,879	0.59%	6.08%
2015	0.00%	888	9.86	8,755	0.49%	-1.40%	****
Variable Insurance Trust II - MFS International Value Portfolio - Initial Class (MVIVIC)
2016	0.00%	568,320	15.36	8,729,796	1.36%	4.05%
2015	0.00%	433,708	14.76	6,402,734	1.88%	6.65%
2014	0.00%	345,728	13.84	4,785,543	2.09%	1.34%
2013	0.00%	181,067	13.66	2,473,137	1.99%	27.90%
2012	0.00%	36,393	10.68	388,633	1.02%	6.79%	****
Variable Insurance Trust - MFS New Discovery Series - Intital Class (MNDIC)
2016	0.00%	86,757	14.51	1,259,250	0.00%	9.05%
2015	0.00%	71,308	13.31	949,107	0.00%	-1.89%
2014	0.00%	54,582	13.57	740,444	0.00%	-7.26%
2013	0.00%	23,401	14.63	342,293	0.00%	41.52%
2012	0.00%	1,194	10.34	12,341	0.00%	3.36%	****
Value Series - Initial Class (MVFIC)
2016	0.00%	428,253	25.47	10,905,479	2.15%	14.09%
2015	0.00%	373,926	22.32	8,346,157	2.39%	-0.74%
2014	0.00%	319,923	22.49	7,193,784	1.52%	10.51%
2013	0.00%	296,423	20.35	6,031,469	1.24%	35.89%
2012	0.00%	272,740	14.97	4,083,984	1.64%	16.26%
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
2016	0.00%	5,461	17.60	96,091	1.13%	3.84%
2015	0.00%	5,792	16.95	98,146	1.75%	6.32%
2014	0.00%	6,208	15.94	98,942	1.78%	1.13%
2013	0.00%	6,987	15.76	110,111	1.32%	27.63%
2012	0.00%	9,913	12.35	122,400	1.33%	15.93%
Core Plus Fixed Income Portfolio - Class I (MSVFI)
2016	0.00%	7,329	15.73	115,297	1.95%	6.11%
2015	0.00%	8,541	14.83	126,626	3.26%	-0.65%
2014	0.00%	11,035	14.92	164,673	2.42%	7.85%
2013	0.00%	5,818	13.84	80,498	4.51%	-0.32%
2012	0.00%	8,744	13.88	121,367	4.79%	9.44%
NVIT Investor Destinations Managed Growth and Income Class I (IDPGI)
2016	0.00%	54,096	10.47	566,232	1.88%	5.94%
2015	0.00%	56,277	9.88	556,037	2.27%	-3.10%
2014	0.00%	29,188	10.20	297,609	5.99%	1.96%	****
NVIT Investor Destinations Managed Growth Class I (IDPG)
2016	0.00%	144,663	10.47	1,515,270	3.17%	7.23%
2015	0.00%	78,407	9.77	765,918	2.76%	-3.71%
2014	0.00%	19,029	10.15	193,049	1.89%	1.45%	****
NVIT Cardinal Managed Growth and Income Class I (NCPGI)
2016	0.00%	126,505	10.31	1,304,393	2.95%	5.74%
2015	0.00%	68,405	9.75	667,014	4.05%	-4.03%
2014	0.00%	6,762	10.16	68,703	5.82%	1.60%	****

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Cardinal Managed Growth Class I (NCPG)
2016	0.00%	203,424	$10.23	$2,081,736	2.75%	6.40%
2015	0.00%	175,464	9.62	1,687,602	2.41%	-4.62%
2014	0.00%	59,412	10.08	599,084	5.69%	0.84%	****
NVIT Bond Index Fund Class I (NVBX)
2016	0.00%	91,898	10.53	967,257	2.94%	2.26%
2015	0.00%	12,550	10.29	129,172	2.21%	0.14%
2014	0.00%	8,912	10.28	91,597	3.64%	2.78%	****
NVIT International Index Fund Class I (NVIX)
2016	0.00%	125,767	9.19	1,156,402	3.31%	0.92%
2015	0.00%	83,763	9.11	763,142	3.49%	-0.96%
2014	0.00%	17,628	9.20	162,159	3.72%	-8.01%	****
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2016	0.00%	178,666	28.30	5,056,184	3.04%	20.44%
2015	0.00%	114,223	23.50	2,683,929	2.61%	-4.28%
2014	0.00%	95,149	24.55	2,335,592	1.98%	13.12%
2013	0.00%	103,650	21.70	2,249,204	2.02%	31.90%
2012	0.00%	81,965	16.45	1,348,497	1.02%	14.66%
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2016	0.00%	1,057,280	18.10	19,138,122	2.01%	9.00%
2015	0.00%	832,357	16.61	13,822,773	1.46%	0.98%
2014	0.00%	703,208	16.44	11,564,210	0.97%	4.99%
2013	0.00%	622,866	15.66	9,756,106	1.32%	23.28%
2012	0.00%	499,213	12.70	6,342,493	1.34%	15.72%
American Funds NVIT Bond Fund - Class II (GVABD2)
2016	0.00%	52,273	13.52	706,490	2.55%	2.65%
2015	0.00%	50,805	13.17	668,921	1.36%	-0.23%
2014	0.00%	51,655	13.20	681,686	1.26%	4.98%
2013	0.00%	49,442	12.57	621,540	1.78%	-2.57%
2012	0.00%	65,443	12.90	844,424	2.29%	4.97%
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
2016	0.00%	208,017	18.57	3,862,128	1.57%	0.19%
2015	0.00%	186,042	18.53	3,447,687	0.67%	6.54%
2014	0.00%	161,115	17.39	2,802,384	0.77%	1.84%
2013	0.00%	140,319	17.08	2,396,669	0.41%	28.64%
2012	0.00%	106,090	13.28	1,408,599	0.87%	22.09%
American Funds NVIT Growth Fund - Class II (GVAGR2)
2016	0.00%	246,101	19.31	4,751,440	0.23%	9.06%
2015	0.00%	270,453	17.70	4,787,684	0.63%	6.43%
2014	0.00%	334,321	16.63	5,560,897	0.50%	8.07%
2013	0.00%	228,533	15.39	3,517,531	0.33%	29.61%
2012	0.00%	199,583	11.88	2,370,141	0.23%	17.40%
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
2016	0.00%	135,544	16.74	2,268,735	1.16%	11.09%
2015	0.00%	124,161	15.07	1,870,796	0.88%	1.09%
2014	0.00%	132,583	14.91	1,976,216	0.81%	10.23%
2013	0.00%	124,701	13.52	1,686,270	1.05%	32.97%
2012	0.00%	121,360	10.17	1,234,204	1.07%	17.06%
Federated NVIT High Income Bond Fund - Class I (HIBF)
2016	0.00%	171,056	20.27	3,467,288	5.58%	14.16%
2015	0.00%	169,848	17.76	3,015,881	5.24%	-2.61%
2014	0.00%	180,468	18.23	3,290,227	3.69%	2.55%
NVIT Emerging Markets Fund - Class I (GEM)
2016	0.00%	1,043,131	8.82	9,197,675	0.88%	7.72%
2015	0.00%	845,611	8.19	6,921,972	0.90%	-15.99%
2014	0.00%	687,395	9.74	6,698,225	0.86%	-2.56%	****

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT International Equity Fund - Class I (GIG)
2016	0.00%	83,394	$9.55	$796,753	2.22%	0.87%
2015	0.00%	91,636	9.47	867,957	0.58%	-3.06%
2014	0.00%	60,895	9.77	594,970	1.76%	-2.30%	****
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)
2016	0.00%	14,701	9.50	139,634	1.87%	0.63%
2015	0.00%	16,960	9.44	160,076	0.26%	-3.22%
2014	0.00%	19,755	9.75	192,660	3.81%	-0.72%
2013	0.00%	22,404	9.82	220,078	0.53%	17.56%
2012	0.00%	24,963	8.36	208,583	0.49%	15.23%
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2016	0.00%	43,345	16.32	707,304	0.82%	13.60%
2015	0.00%	43,686	14.36	627,516	0.74%	-1.08%
2014	0.00%	49,965	14.52	725,541	0.90%	6.60%
2013	0.00%	55,708	13.62	758,853	1.29%	43.82%
2012	0.00%	30,879	9.47	292,475	1.38%	16.94%
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
2016	0.00%	79,412	18.12	1,439,102	0.76%	10.11%
2015	0.00%	83,771	16.46	1,378,725	0.75%	-0.42%
2014	0.00%	108,030	16.53	1,785,457	0.84%	10.51%
2013	0.00%	149,145	14.96	2,230,562	0.81%	38.55%
2012	0.00%	110,101	10.79	1,188,464	1.10%	11.38%
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)
2016	0.00%	803,158	15.02	12,065,363	2.62%	8.33%
2015	0.00%	663,184	13.87	9,196,953	2.84%	-1.58%
2014	0.00%	553,360	14.09	7,796,742	2.25%	4.48%
2013	0.00%	468,988	13.49	6,324,877	1.51%	29.65%
2012	0.00%	321,867	10.40	3,348,115	1.14%	16.22%
NVIT Cardinal Balanced Fund - Class I (NVCRB1)
2016	0.00%	505,285	14.67	7,411,332	2.98%	6.28%
2015	0.00%	414,917	13.80	5,725,985	2.76%	-1.05%
2014	0.00%	403,592	13.95	5,629,020	2.62%	4.46%
2013	0.00%	330,447	13.35	4,411,939	1.83%	14.72%
2012	0.00%	304,016	11.64	3,538,297	1.70%	11.24%
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)
2016	0.00%	979,464	15.05	14,738,254	3.12%	7.32%
2015	0.00%	720,719	14.02	10,105,339	3.26%	-1.15%
2014	0.00%	623,239	14.18	8,839,824	2.67%	4.70%
2013	0.00%	573,117	13.55	7,763,774	1.77%	21.44%
2012	0.00%	483,015	11.15	5,387,899	1.55%	13.74%
NVIT Cardinal Conservative Fund - Class I (NVCCN1)
2016	0.00%	161,280	13.66	2,203,495	2.79%	4.81%
2015	0.00%	153,734	13.03	2,003,920	2.14%	-0.65%
2014	0.00%	152,786	13.12	2,004,592	2.58%	3.42%
2013	0.00%	113,279	12.69	1,437,089	1.92%	5.03%
2012	0.00%	113,944	12.08	1,376,317	1.94%	7.58%
NVIT Cardinal Moderate Fund - Class I (NVCMD1)
2016	0.00%	1,390,277	14.89	20,694,811	3.01%	6.82%
2015	0.00%	1,193,350	13.94	16,629,491	3.01%	-0.98%
2014	0.00%	1,116,884	14.07	15,717,194	2.62%	4.66%
2013	0.00%	964,838	13.45	12,973,328	1.86%	17.98%
2012	0.00%	804,383	11.40	9,167,689	1.62%	12.45%
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
2016	0.00%	2,085,093	14.99	31,259,047	2.92%	7.69%
2015	0.00%	1,765,490	13.92	24,578,167	3.26%	-1.43%
2014	0.00%	1,517,067	14.12	21,425,404	2.75%	4.66%
2013	0.00%	1,263,113	13.49	17,044,854	1.73%	24.35%
2012	0.00%	1,054,488	10.85	11,442,738	1.49%	14.67%

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)
2016	0.00%	175,794	$14.41	$2,533,771	3.04%	5.99%
2015	0.00%	178,028	13.60	2,420,843	2.47%	-0.88%
2014	0.00%	188,769	13.72	2,589,667	2.63%	4.17%
2013	0.00%	157,199	13.17	2,070,182	1.79%	11.33%
2012	0.00%	162,544	11.83	1,922,702	2.11%	10.13%
NVIT Core Bond Fund - Class I (NVCBD1)
2016	0.00%	103,663	14.34	1,486,258	3.16%	5.35%
2015	0.00%	100,369	13.61	1,366,006	2.90%	-0.72%
2014	0.00%	112,469	13.71	1,541,787	3.02%	5.06%
2013	0.00%	99,762	13.05	1,301,786	2.59%	-1.91%
2012	0.00%	101,747	13.30	1,353,560	3.05%	7.75%
NVIT Core Plus Bond Fund - Class I (NVLCP1)
2016	0.00%	192,140	15.32	2,943,667	3.20%	3.70%
2015	0.00%	187,063	14.77	2,763,662	2.36%	-0.32%
2014	0.00%	100,994	14.82	1,496,836	2.97%	5.09%
2013	0.00%	26,464	14.10	373,227	2.21%	-1.77%
2012	0.00%	21,844	14.36	313,629	2.17%	7.38%
NVIT Nationwide Fund - Class I (TRF)
2016	0.00%	58,688	21.19	1,243,413	1.90%	11.39%
2015	0.00%	40,876	19.02	777,489	1.19%	0.94%
2014	0.00%	43,756	18.84	824,554	1.16%	12.15%
2013	0.00%	45,891	16.80	771,114	1.37%	31.10%
2012	0.00%	47,398	12.82	607,497	1.44%	14.21%
NVIT Government Bond Fund - Class I (GBF)
2016	0.00%	147,227	14.74	2,170,150	2.04%	0.74%
2015	0.00%	118,355	14.63	1,731,730	1.90%	-0.11%
2014	0.00%	91,498	14.65	1,340,223	1.96%	4.57%
2013	0.00%	97,820	14.01	1,370,220	2.02%	-4.06%
2012	0.00%	105,154	14.60	1,535,209	2.42%	3.06%
NVIT International Index Fund - Class II (GVIX2)
2016	0.00%	216,128	9.29	2,006,753	2.58%	0.75%
2015	0.00%	202,246	9.22	1,863,862	1.71%	-1.26%
2014	0.00%	311,118	9.33	2,903,734	1.80%	-6.67%	****
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2016	0.00%	135,365	20.25	2,740,599	1.66%	9.47%
2015	0.00%	142,983	18.50	2,644,473	1.22%	-1.00%
2014	0.00%	181,101	18.68	3,383,228	1.58%	4.99%
2013	0.00%	222,191	17.79	3,953,738	1.71%	27.25%
2012	0.00%	234,319	13.98	3,276,745	1.51%	15.90%
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
2016	0.00%	41,057	17.76	729,047	1.86%	6.30%
2015	0.00%	45,409	16.70	758,521	1.59%	-0.17%
2014	0.00%	51,025	16.73	853,814	1.66%	4.59%
2013	0.00%	55,874	16.00	893,964	1.62%	13.42%
2012	0.00%	63,297	14.11	892,873	1.49%	9.39%
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
2016	0.00%	78,174	20.48	1,601,351	1.56%	7.74%
2015	0.00%	111,376	19.01	2,117,598	1.54%	-0.53%
2014	0.00%	116,249	19.11	2,222,063	1.70%	5.21%
2013	0.00%	122,047	18.17	2,217,324	1.73%	19.49%
2012	0.00%	128,494	15.20	1,953,616	1.71%	12.25%
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2016	0.00%	54,564	15.51	846,209	1.96%	4.26%
2015	0.00%	58,187	14.87	865,497	1.61%	0.26%
2014	0.00%	67,500	14.84	1,001,370	1.71%	3.89%
2013	0.00%	81,059	14.28	1,157,489	1.46%	4.83%
2012	0.00%	119,779	13.62	1,631,562	1.63%	5.18%

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2016	0.00%	259,456	$18.46	$4,790,611	1.77%	7.14%
2015	0.00%	326,411	17.23	5,625,098	1.36%	-0.33%
2014	0.00%	460,842	17.29	7,968,436	1.66%	5.18%
2013	0.00%	511,799	16.44	8,413,613	1.66%	16.63%
2012	0.00%	568,566	14.10	8,014,286	1.50%	10.81%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2016	0.00%	470,203	19.63	9,230,378	1.69%	8.48%
2015	0.00%	569,800	18.10	10,311,049	1.42%	-0.73%
2014	0.00%	638,050	18.23	11,630,954	1.61%	4.96%
2013	0.00%	756,842	17.37	13,144,810	1.58%	22.38%
2012	0.00%	892,730	14.19	12,669,792	1.55%	13.76%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2016	0.00%	30,967	17.19	532,329	1.76%	5.70%
2015	0.00%	46,837	16.26	761,701	1.30%	-0.03%
2014	0.00%	60,141	16.27	978,360	1.79%	4.74%
2013	0.00%	64,057	15.53	994,912	1.73%	10.49%
2012	0.00%	64,118	14.06	901,273	1.61%	8.04%
NVIT Mid Cap Index Fund - Class I (MCIF)
2016	0.00%	238,161	29.13	6,936,976	1.55%	20.29%
2015	0.00%	167,843	24.21	4,064,237	0.94%	-2.53%
2014	0.00%	199,670	24.84	4,960,620	1.25%	9.42%
2013	0.00%	143,174	22.71	3,250,790	1.33%	33.05%
2012	0.00%	96,235	17.07	1,642,297	1.42%	17.47%
NVIT Money Market Fund - Class I (SAM)
2016	0.00%	173,869	11.48	1,996,529	0.00%	0.01%
2015	0.00%	194,977	11.48	2,238,740	0.00%	0.00%
2014	0.00%	215,876	11.48	2,478,704	0.00%	0.00%
2013	0.00%	347,049	11.48	3,984,842	0.00%	0.00%
2012	0.00%	442,103	11.48	5,076,259	0.00%	0.00%
NVIT Money Market Fund - Class V (SAM5)
2016	0.00%	2,053,326	10.00	20,539,590	0.03%	0.03%
2015	0.00%	2,328,978	10.00	23,289,780	0.00%	0.00%
2014	0.00%	712,040	10.00	7,120,400	0.00%	0.00%
2013	0.00%	783,055	10.00	7,830,550	0.00%	0.00%
2012	0.00%	379,267	10.00	3,792,670	0.00%	0.00%	****
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
2016	0.00%	173,313	9.54	1,653,516	1.51%	-2.12%
2015	0.00%	159,225	9.75	1,552,039	0.74%	-0.49%
2014	0.00%	142,155	9.80	1,392,485	1.06%	-2.04%	****
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
2016	0.00%	145,550	9.09	1,323,525	3.30%	5.23%
2015	0.00%	118,791	8.64	1,026,556	1.32%	-5.12%
2014	0.00%	134,160	9.11	1,221,913	1.81%	-8.92%	****
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2016	0.00%	167,874	16.95	2,845,895	0.88%	2.19%
2015	0.00%	164,069	16.59	2,721,795	0.49%	3.43%
2014	0.00%	155,659	16.04	2,496,538	0.54%	10.44%
2013	0.00%	138,170	14.52	2,006,635	0.78%	34.74%
2012	0.00%	129,471	10.78	1,395,504	0.53%	16.35%
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
2016	0.00%	114,685	17.16	1,967,773	2.06%	16.35%
2015	0.00%	92,428	14.75	1,363,034	1.32%	-3.15%
2014	0.00%	81,975	15.23	1,248,212	1.48%	10.52%
2013	0.00%	55,946	13.78	770,803	1.62%	35.44%
2012	0.00%	39,748	10.17	404,343	1.52%	17.81%

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2016	0.00%	193,743	$17.11	$3,315,561	0.00%	6.47%
2015	0.00%	186,375	16.07	2,995,787	0.00%	-0.18%
2014	0.00%	134,418	16.10	2,164,630	0.00%	4.04%
2013	0.00%	126,740	15.48	1,961,821	0.00%	38.94%
2012	0.00%	123,232	11.14	1,372,869	0.00%	14.90%
NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)
2016	0.00%	260,205	19.34	5,033,056	2.40%	17.72%
2015	0.00%	89,385	16.43	1,468,684	1.80%	-2.75%
2014	0.00%	38,643	16.90	652,904	2.46%	17.15%
2013	0.00%	12,836	14.42	185,122	1.92%	35.85%
2012	0.00%	4,577	10.62	48,590	1.98%	6.16%	****
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2016	0.00%	20,833	21.73	452,792	1.31%	17.59%
2015	0.00%	31,127	18.48	575,312	1.15%	-2.89%
2014	0.00%	33,147	19.03	630,849	1.36%	17.02%
2013	0.00%	36,573	16.26	594,817	1.29%	35.68%
2012	0.00%	32,170	11.99	385,628	1.10%	16.35%
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2016	0.00%	70,801	19.88	1,407,571	0.00%	8.30%
2015	0.00%	63,883	18.36	1,172,651	0.00%	0.76%
2014	0.00%	61,051	18.22	1,112,254	0.00%	2.81%
2013	0.00%	48,365	17.72	857,037	0.00%	44.29%
2012	0.00%	41,439	12.28	508,916	0.00%	13.44%
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2016	0.00%	134,561	25.99	3,496,880	0.91%	25.93%
2015	0.00%	64,145	20.64	1,323,698	0.81%	-6.02%
2014	0.00%	47,076	21.96	1,033,712	0.54%	7.02%
2013	0.00%	48,920	20.52	1,003,722	0.93%	40.40%
2012	0.00%	34,047	14.61	497,555	0.87%	20.44%
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2016	0.00%	79,583	25.72	2,047,136	0.36%	22.83%
2015	0.00%	76,956	20.94	1,611,608	0.40%	-1.63%
2014	0.00%	70,495	21.29	1,500,841	0.18%	0.82%
2013	0.00%	62,947	21.12	1,329,304	0.14%	40.91%
2012	0.00%	51,451	14.99	771,107	0.17%	15.50%
NVIT Multi-Sector Bond Fund - Class I (MSBF)
2016	0.00%	72,441	16.39	1,187,102	3.15%	8.65%
2015	0.00%	65,448	15.08	987,153	1.97%	-2.89%
2014	0.00%	64,007	15.53	994,151	3.18%	3.88%
2013	0.00%	58,991	14.95	881,989	3.32%	-1.12%
2012	0.00%	61,728	15.12	933,404	2.63%	12.25%
NVIT Short Term Bond Fund - Class I (NVSTB1)
2016	0.00%	30,787	10.57	325,470	2.32%	2.74%
2015	0.00%	20,912	10.29	215,168	1.57%	-0.08%
2014	0.00%	32,592	10.30	335,626	1.31%	0.77%
2013	0.00%	14,974	10.22	153,023	1.38%	0.33%
2012	0.00%	2,597	10.19	26,452	0.61%	1.86%	****
NVIT Short Term Bond Fund - Class II (NVSTB2)
2016	0.00%	5,333	11.75	62,684	1.55%	2.49%
2015	0.00%	5,650	11.47	64,795	1.64%	-0.34%
2014	0.00%	5,939	11.51	68,343	0.66%	0.49%
2013	0.00%	10,369	11.45	118,735	1.03%	0.11%
2012	0.00%	11,270	11.44	128,916	1.26%	3.52%
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2016	0.00%	334,704	26.71	8,938,897	0.84%	3.63%
2015	0.00%	234,159	25.77	6,034,478	0.65%	5.09%

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2014	0.00%	236,973	$24.52	$5,811,049	0.77%	8.80%
2013	0.00%	206,369	22.54	4,651,275	0.81%	36.70%
2012	0.00%	212,351	16.49	3,501,103	0.73%	18.68%
NVIT Investor Destinations Aggressive Fund - Class P (NVIDAP)
2016	0.00%	790,126	15.25	12,051,462	2.05%	9.52%
2015	0.00%	589,540	13.93	8,210,097	1.83%	-0.79%
2014	0.00%	430,299	14.04	6,039,978	2.38%	5.13%
2013	0.00%	197,326	13.35	2,634,524	2.70%	27.39%
2012	0.00%	68,585	10.48	718,785	2.85%	4.80%	****
NVIT Investor Destinations Balanced Fund - Class P (NVDBLP)
2016	0.00%	395,296	13.06	5,163,213	2.36%	6.42%
2015	0.00%	311,255	12.27	3,820,416	2.08%	-0.01%
2014	0.00%	239,612	12.28	2,941,338	2.05%	4.69%
2013	0.00%	338,593	11.73	3,970,064	2.49%	13.63%
2012	0.00%	82,747	10.32	853,809	3.03%	3.18%	****
NVIT Investor Destinations Capital Appreciation Fund - Class P (NVDCAP)
2016	0.00%	381,863	14.09	5,381,693	2.20%	7.95%
2015	0.00%	317,253	13.06	4,141,966	2.07%	-0.39%
2014	0.00%	229,581	13.11	3,009,148	2.31%	5.36%
2013	0.00%	144,799	12.44	1,801,347	2.50%	19.69%
2012	0.00%	67,377	10.39	700,311	2.06%	3.94%	****
NVIT Investor Destinations Conservative Fund - Class P (NVIDCP)
2016	0.00%	195,147	11.71	2,284,500	2.28%	4.35%
2015	0.00%	175,450	11.22	1,968,377	2.13%	0.45%
2014	0.00%	153,730	11.17	1,716,992	2.26%	4.08%
2013	0.00%	109,569	10.73	1,175,786	2.47%	4.96%
2012	0.00%	71,938	10.22	735,493	2.71%	2.24%	****
NVIT Investor Destinations Moderate Fund - Class P (NVIDMP)
2016	0.00%	1,171,083	13.64	15,970,017	2.46%	7.28%
2015	0.00%	900,350	12.71	11,444,797	1.87%	-0.15%
2014	0.00%	955,139	12.73	12,160,047	2.17%	5.31%
2013	0.00%	680,674	12.09	8,229,174	2.19%	16.78%
2012	0.00%	493,352	10.35	5,107,406	2.43%	3.52%	****
NVIT Investor Destinations Moderately Aggressive Fund - Class P (NVDMAP)
2016	0.00%	2,726,362	14.53	39,604,628	2.23%	8.64%
2015	0.00%	2,194,792	13.37	29,347,626	1.96%	-0.59%
2014	0.00%	1,619,407	13.45	21,781,882	2.23%	5.11%
2013	0.00%	1,028,463	12.80	13,161,273	2.81%	22.56%
2012	0.00%	479,702	10.44	5,008,938	3.48%	4.42%	****
NVIT Investor Destinations Moderately Conservative Fund - Class P (NVDMCP)
2016	0.00%	121,562	12.65	1,538,025	2.57%	5.83%
2015	0.00%	88,141	11.95	1,053,702	2.08%	0.16%
2014	0.00%	74,587	11.94	890,242	2.69%	4.88%
2013	0.00%	33,484	11.38	381,071	2.62%	10.68%
2012	0.00%	14,656	10.28	150,705	2.68%	2.83%	****
Templeton NVIT International Value Fund - Class III (NVTIV3)
2016	0.00%	56,090	15.56	872,615	2.19%	1.12%
2015	0.00%	52,105	15.39	801,675	1.85%	-3.90%
2014	0.00%	51,746	16.01	828,480	3.69%	-8.15%
2013	0.00%	51,705	17.43	901,241	1.95%	20.09%
2012	0.00%	51,280	14.51	744,278	2.53%	19.56%
Invesco NVIT Comstock Value Fund - Class I (EIF)
2016	0.00%	92,314	21.38	1,973,374	2.77%	17.89%
2015	0.00%	86,860	18.13	1,575,057	1.62%	-6.30%
2014	0.00%	82,984	19.35	1,605,920	1.87%	9.17%
2013	0.00%	65,274	17.73	1,157,106	0.00%	35.64%
2012	0.00%	64,080	13.07	837,472	1.28%	18.46%

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Real Estate Fund - Class I (NVRE1)
2016	0.00%	717,274	$16.00	$11,478,301	2.30%	7.35%
2015	0.00%	581,175	14.91	8,663,805	2.94%	-5.36%
2014	0.00%	497,732	15.75	7,839,885	3.25%	28.88%
2013	0.00%	438,421	12.22	5,358,066	1.73%	3.05%
2012	0.00%	324,894	11.86	3,853,275	1.14%	15.79%
Loring Ward NVIT Capital Appreciation Fund - Class P (NVLCAP)
2016	0.00%	19,110	12.79	244,444	2.35%	11.54%
2015	0.00%	11,510	11.47	131,996	4.05%	-3.00%
2014	0.00%	2,410	11.82	28,493	2.57%	3.34%
2013	0.00%	1,092	11.44	12,494	2.26%	14.41%	****
Loring Ward NVIT Moderate Fund - Class P (NVLMP)
2016	0.00%	68,392	12.30	841,429	1.51%	8.96%
2015	0.00%	64,488	11.29	728,131	2.23%	-1.70%
2014	0.00%	50,922	11.49	584,877	4.29%	2.09%
2013	0.00%	821	11.25	9,237	5.22%	12.51%	****
NVIT Small Cap Index Fund Class II (NVSIX2)
2016	0.00%	366,620	15.24	5,587,881	1.46%	20.87%
2015	0.00%	199,927	12.61	2,521,066	1.51%	-4.88%
2014	0.00%	89,884	13.26	1,191,600	1.19%	4.55%
2013	0.00%	36,792	12.68	466,520	2.64%	26.80%	****
NVIT S&P 500 Index Fund Class I (GVEX1)
2016	0.00%	1,441,302	15.16	21,845,378	2.36%	11.66%
2015	0.00%	819,523	13.57	11,123,741	2.51%	1.16%
2014	0.00%	384,476	13.42	5,158,659	2.94%	13.36%
2013	0.00%	137,283	11.84	1,624,875	4.33%	18.36%	****
Short Duration Bond Portfolio - I Class Shares (AMTB)
2016	0.00%	47,033	12.33	579,872	1.24%	1.22%
2015	0.00%	44,126	12.18	537,479	1.37%	0.18%
2014	0.00%	55,145	12.16	670,464	1.73%	0.61%
2013	0.00%	74,467	12.08	899,896	2.43%	0.62%
2012	0.00%	56,081	12.01	673,556	2.97%	4.61%
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)
2016	0.00%	2,297	10.00	22,968	0.00%	4.16%
2015	0.00%	5,594	9.60	53,701	0.00%	-4.00%	****
Socially Responsive Portfolio - I Class Shares (AMSRS)
2016	0.00%	5,657	23.63	133,696	0.70%	9.86%
2015	0.00%	6,205	21.51	133,483	0.47%	-0.46%
2014	0.00%	8,644	21.61	186,817	0.39%	10.38%
2013	0.00%	8,706	19.58	170,461	0.69%	37.60%
2012	0.00%	10,873	14.23	154,714	0.23%	10.98%
TOPS Managed Risk Balanced ETF Portfolio - Class 3 (NOTB3)
2016	0.00%	145,440	10.76	1,565,545	1.38%	6.02%
2015	0.00%	68,339	10.15	693,845	1.23%	-4.54%
2014	0.00%	49,812	10.64	529,777	1.10%	3.00%
2013	0.00%	24,676	10.33	254,810	1.18%	3.26%	****
TOPS Managed Risk Growth ETF Portfolio - Class 3 (NOTG3)
2016	0.00%	195,061	10.58	2,062,864	1.70%	5.51%
2015	0.00%	149,849	10.02	1,502,005	1.54%	-9.22%
2014	0.00%	66,382	11.04	732,931	1.64%	1.18%
2013	0.00%	4,285	10.91	46,758	0.56%	9.12%	****
TOPS Managed Risk Moderate Growth ETF Portfolio - Class 3 (NOTMG3)
2016	0.00%	166,044	10.87	1,805,368	1.61%	6.14%
2015	0.00%	47,282	10.24	484,331	1.29%	-6.46%
2014	0.00%	39,788	10.95	435,725	1.43%	2.75%
2013	0.00%	12,476	10.66	132,970	1.11%	6.58%	****

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
2016	0.00%	197,662	$22.01	$4,351,374	0.61%	25.09%
2015	0.00%	175,052	17.60	3,080,727	0.78%	-5.49%
2014	0.00%	161,166	18.62	3,000,967	0.71%	9.20%
2013	0.00%	130,573	17.05	2,226,517	0.65%	38.06%
2012	0.00%	101,925	12.35	1,258,905	0.55%	18.75%
VP Inflation Protection Fund - Class II (ACVIP2)
2016	0.00%	31,163	14.88	463,617	1.85%	4.39%
2015	0.00%	35,402	14.25	504,545	2.06%	-2.47%
2014	0.00%	42,382	14.61	619,305	1.27%	3.30%
2013	0.00%	48,973	14.15	692,757	1.65%	-8.48%
2012	0.00%	65,923	15.46	1,018,921	2.37%	7.39%
VP Mid Cap Value Fund - Class I (ACVMV1)
2016	0.00%	137,634	33.06	4,549,808	1.72%	22.85%
2015	0.00%	118,610	26.91	3,191,525	1.65%	-1.43%
2014	0.00%	103,996	27.30	2,838,965	1.18%	16.42%
2013	0.00%	103,011	23.45	2,415,405	1.22%	30.11%
2012	0.00%	105,555	18.02	1,902,210	2.04%	16.33%
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2016	0.00%	211,312	28.92	6,110,137	0.86%	25.73%
2015	0.00%	207,752	23.00	4,778,006	0.72%	-2.33%
2014	0.00%	192,081	23.55	4,522,946	0.56%	5.12%
2013	0.00%	175,641	22.40	3,934,333	0.98%	40.71%
2012	0.00%	148,982	15.92	2,371,610	0.39%	15.74%
Appreciation Portfolio - Initial Shares (DCAP)
2016	0.00%	64,247	21.60	1,387,967	1.66%	7.90%
2015	0.00%	64,238	20.02	1,286,124	1.71%	-2.47%
2014	0.00%	70,791	20.53	1,453,193	1.86%	8.09%
2013	0.00%	71,016	18.99	1,348,682	1.98%	21.10%
2012	0.00%	64,464	15.68	1,010,918	3.54%	10.43%
Quality Bond Fund II - Primary Shares (FQB)
2016	0.00%	17,646	16.40	289,458	3.57%	3.82%
2015	0.00%	11,707	15.80	184,964	3.78%	-0.24%
2014	0.00%	11,590	15.84	183,562	2.98%	3.79%
2013	0.00%	5,666	15.26	86,458	3.82%	1.03%
2012	0.00%	3,990	15.10	60,260	3.95%	9.72%
VIP Energy Portfolio - Service Class 2 (FNRS2)
2016	0.00%	415,801	20.94	8,705,989	0.49%	33.51%
2015	0.00%	396,711	15.68	6,221,595	1.01%	-20.75%
2014	0.00%	334,708	19.79	6,623,528	0.76%	-12.76%
2013	0.00%	255,548	22.68	5,797,017	0.80%	24.15%
2012	0.00%	209,550	18.27	3,829,037	0.90%	4.73%
VIP Equity-Income Portfolio - Service Class (FEIS)
2016	0.00%	304,708	20.82	6,342,945	2.37%	17.90%
2015	0.00%	283,135	17.66	4,998,944	3.15%	-4.09%
2014	0.00%	274,895	18.41	5,060,342	3.05%	8.65%
2013	0.00%	238,428	16.94	4,039,744	2.67%	28.01%
2012	0.00%	207,000	13.24	2,739,799	3.61%	17.19%
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
2016	0.00%	88,971	18.69	1,663,083	1.62%	5.28%
2015	0.00%	69,215	17.76	1,228,939	1.66%	-0.31%
2014	0.00%	74,734	17.81	1,331,079	1.58%	4.35%
2013	0.00%	60,427	17.07	1,031,399	1.61%	13.39%
2012	0.00%	45,496	15.05	684,835	2.25%	11.69%
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
2016	0.00%	134,430	19.50	2,621,778	1.29%	6.04%
2015	0.00%	154,944	18.39	2,849,675	1.90%	-0.37%
2014	0.00%	132,142	18.46	2,439,240	1.65%	4.66%

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2013	0.00%	125,691	$17.64	$2,216,763	1.93%	15.95%
2012	0.00%	104,144	15.21	1,584,025	2.10%	13.19%
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
2016	0.00%	325,981	20.45	6,667,090	1.44%	6.52%
2015	0.00%	305,546	19.20	5,866,641	1.63%	-0.34%
2014	0.00%	309,117	19.27	5,955,194	1.54%	4.86%
2013	0.00%	283,709	18.37	5,212,310	1.64%	21.50%
2012	0.00%	284,545	15.12	4,302,734	2.24%	15.48%
VIP Growth Portfolio - Service Class (FGS)
2016	0.00%	423,234	22.91	9,697,448	0.00%	0.71%
2015	0.00%	391,292	22.75	8,902,043	0.19%	7.05%
2014	0.00%	260,884	21.25	5,544,203	0.11%	11.19%
2013	0.00%	187,989	19.11	3,593,071	0.21%	36.20%
2012	0.00%	166,338	14.03	2,334,202	0.50%	14.54%
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
2016	0.00%	304,421	16.30	4,962,636	2.48%	4.63%
2015	0.00%	271,116	15.58	4,224,214	2.53%	-0.71%
2014	0.00%	261,925	15.69	4,110,011	2.34%	5.75%
2013	0.00%	274,240	14.84	4,069,121	2.31%	-1.89%
2012	0.00%	233,628	15.12	3,533,287	2.56%	5.77%
VIP Mid Cap Portfolio - Service Class (FMCS)
2016	0.00%	331,787	27.94	9,269,404	0.44%	12.11%
2015	0.00%	306,191	24.92	7,630,109	0.40%	-1.50%
2014	0.00%	300,104	25.30	7,592,271	0.17%	6.20%
2013	0.00%	275,346	23.82	6,559,465	0.43%	36.06%
2012	0.00%	264,029	17.51	4,622,804	0.55%	14.75%
VIP Overseas Portfolio - Service Class (FOS)
2016	0.00%	339,433	8.97	3,045,230	1.49%	-5.12%
2015	0.00%	311,161	9.46	2,942,272	1.63%	-5.44%	****
VIP Value Strategies Portfolio - Service Class (FVSS)
2016	0.00%	406	21.97	8,921	0.69%	9.48%
2015	0.00%	782	20.07	15,695	0.70%	-3.05%
2014	0.00%	1,242	20.70	25,712	0.98%	6.69%
2013	0.00%	1,183	19.40	22,955	0.87%	30.44%
2012	0.00%	1,114	14.88	16,571	0.47%	27.10%
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
2016	0.00%	6,093	11.96	72,889	0.30%	4.34%
2015	0.00%	5,234	11.47	60,010	0.13%	-5.82%
2014	0.00%	2,097	12.17	25,528	0.05%	3.95%
2013	0.00%	1,089	11.71	12,754	0.11%	13.57%
2012	0.00%	95	10.31	980	0.00%	3.12%	****
Global Securities Fund/VA - Non-Service Shares (OVGS)
2016	0.00%	211,761	15.66	3,316,742	1.11%	0.08%
2015	0.00%	211,247	15.65	3,305,980	1.31%	3.94%
2014	0.00%	181,521	15.06	2,732,979	1.12%	2.29%
International Growth Fund/VA - Non-Service Shares (OVIG)
2016	0.00%	102,503	9.21	944,473	1.16%	-2.12%
2015	0.00%	44,698	9.41	420,761	0.95%	3.43%
2014	0.00%	5,259	9.10	47,862	0.26%	-8.99%	****
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2016	0.00%	95,363	23.25	2,216,969	1.05%	11.62%
2015	0.00%	81,978	20.83	1,707,451	1.11%	3.33%
2014	0.00%	114,266	20.16	2,303,290	0.75%	10.70%
2013	0.00%	73,971	18.21	1,346,894	1.08%	31.77%
2012	0.00%	65,549	13.82	905,760	0.95%	16.87%
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
2016	0.00%	73,488	27.66	2,032,766	0.51%	18.05%

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2015	0.00%	70,071	$23.43	$1,641,855	0.92%	-5.90%
2014	0.00%	66,904	24.90	1,665,918	0.84%	11.93%
2013	0.00%	77,262	22.25	1,718,731	0.97%	41.01%
2012	0.00%	65,423	15.78	1,032,068	0.58%	17.99%
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
2016	0.00%	41,201	10.89	448,509	5.08%	6.53%
2015	0.00%	42,312	10.22	432,359	5.97%	-2.26%
2014	0.00%	45,104	10.45	471,547	2.70%	2.84%
2013	0.00%	18,724	10.17	190,349	4.57%	-0.13%
2012	0.00%	11,313	10.18	115,161	0.00%	1.80%	****
All Asset Portfolio - Administrative Class (PMVAAA)
2016	0.00%	54,627	11.10	606,461	2.72%	12.93%
2015	0.00%	50,255	9.83	494,046	3.53%	-8.99%
2014	0.00%	43,417	10.80	468,968	5.66%	0.47%
2013	0.00%	23,803	10.75	255,895	4.60%	0.27%
2012	0.00%	3,907	10.72	41,888	5.97%	7.21%	****
CommodityRealReturn(R) Strategy Portfolio - Administrative Class (PMVRSA)
2016	0.00%	273,721	6.36	1,740,064	1.18%	15.16%
2015	0.00%	159,212	5.52	878,918	2.09%	-25.70%
2014	0.00%	15,319	7.43	113,826	0.42%	-25.70%	****
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)
2016	0.00%	59,943	12.35	740,475	1.21%	3.01%
2015	0.00%	60,781	11.99	728,915	1.51%	-7.08%
2014	0.00%	71,102	12.91	917,683	2.10%	0.40%
2013	0.00%	73,260	12.85	941,753	1.79%	-6.47%
2012	0.00%	66,644	13.74	916,003	5.46%	5.50%
Low Duration Portfolio - Administrative Class (PMVLDA)
2016	0.00%	299,290	12.75	3,816,695	1.49%	1.41%
2015	0.00%	292,515	12.58	3,678,571	3.45%	0.31%
2014	0.00%	311,781	12.54	3,908,779	1.14%	0.85%
2013	0.00%	261,520	12.43	3,251,061	1.43%	-0.13%
2012	0.00%	197,839	12.45	2,462,682	1.88%	5.86%
Total Return Portfolio - Administrative Class (PMVTRA)
2016	0.00%	505,653	11.68	5,906,439	2.07%	2.69%
2015	0.00%	440,626	11.38	5,012,259	5.51%	0.44%
2014	0.00%	293,604	11.33	3,325,356	2.35%	4.27%
2013	0.00%	192,991	10.86	2,096,284	2.21%	-1.96%
2012	0.00%	100,954	11.08	1,118,443	2.52%	9.60%
VI American Franchise Fund - Series I Shares (ACEG)
2016	0.00%	1,467	15.91	23,342	0.00%	2.27%
2015	0.00%	1,711	15.56	26,620	0.00%	5.01%
2014	0.00%	2,173	14.82	32,196	0.04%	8.44%
2013	0.00%	2,173	13.66	29,691	0.45%	40.14%
2012	0.00%	2,248	9.75	21,918	0.00%	-2.50%
VI Mid Cap Core Equity Fund: Series I Shares (AVMCCI)
2016	0.00%	16,039	14.73	236,302	0.08%	13.43%
2015	0.00%	14,921	12.99	193,796	0.37%	-4.03%
2014	0.00%	12,437	13.53	168,313	0.04%	4.43%
2013	0.00%	10,303	12.96	133,512	0.81%	28.81%
2012	0.00%	2,828	10.06	28,450	0.05%	0.60%
Variable Fund - Multi-Hedge Strategies (RVARS)
2016	0.00%	41,437	10.60	439,364	0.10%	-0.48%
2015	0.00%	33,423	10.65	356,113	0.63%	1.85%
2014	0.00%	23,012	10.46	240,736	0.00%	4.66%
2013	0.00%	11,245	10.00	112,401	0.00%	-0.04%	****
Health Sciences Fund, Inc. (TRHS)
2012	0.00%	66,964	10.98	735,107	0.51%	9.78%

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
T. Rowe Price Health Sciences Portfolio (TRHSP)
2016	0.00%	459,805	$22.04	$10,132,190	0.00%	-10.48%
2015	0.00%	410,034	24.62	10,093,566	0.00%	12.76%
2014	0.00%	306,853	21.83	6,698,898	0.00%	31.57%
2013	0.00%	176,380	16.59	2,926,699	0.00%	50.86%
Health Sciences Portfolio - II (TRHS2)
2016	0.00%	36,976	30.50	1,127,938	0.00%	-10.72%
2015	0.00%	53,571	34.17	1,830,282	0.00%	12.47%
2014	0.00%	53,615	30.38	1,628,684	0.00%	31.22%
2013	0.00%	55,307	23.15	1,280,328	0.00%	50.51%
2012	0.00%	46,191	15.38	710,445	0.00%	31.00%
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
2016	0.00%	328,844	8.40	2,762,306	0.36%	43.71%
2015	0.00%	325,022	5.85	1,899,807	0.03%	-33.45%
2014	0.00%	247,769	8.78	2,176,042	0.08%	-19.10%
2013	0.00%	195,493	10.86	2,122,341	0.63%	10.53%
2012	0.00%	162,561	9.82	1,596,630	0.66%	-1.78%
Ivy Funds VIP - Pathfinder Moderately Aggressive - Managed Volatility (WRPMAV)
2016	0.00%	17,399	10.53	183,202	0.93%	2.36%
2015	0.00%	10,519	10.29	108,206	0.00%	-0.71%
2014	0.00%	680	10.36	7,045	1.15%	3.60%	****
Ivy Funds VIP - Pathfinder Moderate - Managed Volatility (WRPMMV)
2016	0.00%	16,308	10.49	171,111	0.57%	1.81%
2015	0.00%	11,607	10.31	119,618	0.00%	-0.43%
2014	0.00%	8,102	10.35	83,854	1.40%	3.50%	****
Variable Insurance Portfolios - Asset Strategy (WRASP)
2016	0.00%	829,304	12.13	10,058,879	0.58%	-2.57%
2015	0.00%	883,083	12.45	10,993,504	0.36%	-8.35%
2014	0.00%	788,389	13.58	10,708,359	0.47%	-5.26%
2013	0.00%	638,838	14.34	9,159,250	1.26%	25.13%
2012	0.00%	555,210	11.46	6,361,520	1.07%	19.18%
Variable Insurance Portfolios - Balanced (WRBP)
2016	0.00%	25,157	17.44	438,640	1.23%	2.03%
2015	0.00%	21,048	17.09	359,696	0.90%	-0.32%
2014	0.00%	20,054	17.15	343,827	0.85%	7.57%
2013	0.00%	13,424	15.94	213,949	1.43%	23.70%
2012	0.00%	11,437	12.88	147,360	1.59%	11.74%
Variable Insurance Portfolios - Bond (WRBDP)
2016	0.00%	53,743	14.01	753,046	2.37%	4.03%
2015	0.00%	54,763	13.47	737,588	2.92%	0.20%
2014	0.00%	57,305	13.44	770,279	3.81%	4.34%
2013	0.00%	51,425	12.88	662,510	3.41%	-2.09%
2012	0.00%	46,221	13.16	608,179	3.06%	5.78%
Variable Insurance Portfolios - Core Equity (WRCEP)
2016	0.00%	39,895	19.93	795,194	0.44%	3.74%
2015	0.00%	37,756	19.21	725,440	0.36%	-0.69%
2014	0.00%	35,630	19.35	689,372	0.49%	9.68%
2013	0.00%	33,450	17.64	590,083	0.54%	33.51%
2012	0.00%	30,575	13.21	403,991	0.57%	18.60%
Variable Insurance Portfolios - Dividend Opportunities (WRDIV)
2016	0.00%	40,070	16.16	647,647	1.25%	6.95%
2015	0.00%	41,769	15.11	631,213	1.29%	-2.06%
2014	0.00%	44,520	15.43	686,904	1.16%	9.84%
2013	0.00%	41,681	14.05	585,492	1.57%	29.61%
2012	0.00%	37,979	10.84	411,603	1.02%	13.18%
Variable Insurance Portfolios - Energy (WRENG)
2016	0.00%	35,294	10.38	366,522	0.14%	34.55%

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2015	0.00%	33,949	$7.72	$262,020	0.06%	-22.14%
2014	0.00%	27,758	9.91	275,166	0.00%	-10.56%
2013	0.00%	23,693	11.08	262,601	0.00%	27.76%
2012	0.00%	20,080	8.68	174,203	0.00%	1.38%
Variable Insurance Portfolios - Global Bond (WRGBP)
2016	0.00%	6,312	11.24	70,924	3.39%	7.04%
2015	0.00%	4,841	10.50	50,819	3.63%	-2.65%
2014	0.00%	5,281	10.78	56,950	2.14%	0.18%
2013	0.00%	3,428	10.76	36,899	0.00%	1.74%
2012	0.00%	1,475	10.58	15,605	4.19%	6.41%
Variable Insurance Portfolios - Global Natural Resources (WRGNR)
2016	0.00%	98,985	6.14	608,101	0.69%	23.81%
2015	0.00%	98,330	4.96	487,905	0.10%	-22.39%
2014	0.00%	86,252	6.39	551,472	0.00%	-13.04%
2013	0.00%	75,192	7.35	552,820	0.00%	7.80%
2012	0.00%	67,369	6.82	459,457	0.00%	1.88%
Variable Insurance Portfolios - Growth (WRGP)
2016	0.00%	39,645	19.32	765,929	0.02%	1.22%
2015	0.00%	42,679	19.09	814,572	0.11%	7.17%
2014	0.00%	37,725	17.81	671,857	0.40%	11.81%
2013	0.00%	32,495	15.93	517,582	0.42%	36.46%
2012	0.00%	27,890	11.67	325,545	0.06%	12.74%
Variable Insurance Portfolios - High Income (WRHIP)
2016	0.00%	161,734	20.58	3,328,616	7.47%	16.19%
2015	0.00%	175,522	17.71	3,109,144	6.21%	-6.50%
2014	0.00%	175,721	18.95	3,329,223	4.46%	1.90%
2013	0.00%	132,052	18.59	2,455,110	4.37%	10.50%
2012	0.00%	60,663	16.83	1,020,686	4.88%	18.64%
Variable Insurance Portfolios - International Growth (WRIP)
2016	0.00%	38,030	13.03	495,537	0.22%	-3.04%
2015	0.00%	39,844	13.44	535,443	0.43%	3.39%
2014	0.00%	39,416	13.00	512,304	2.08%	0.96%
2013	0.00%	34,299	12.87	441,577	0.88%	19.23%
2012	0.00%	30,222	10.80	326,346	1.86%	18.05%
Variable Insurance Portfolios - International Core Equity (WRI2P)
2016	0.00%	32,614	13.48	439,727	1.33%	1.08%
2015	0.00%	33,339	13.34	444,685	1.31%	-0.94%
2014	0.00%	33,062	13.46	445,162	2.46%	1.44%
2013	0.00%	29,839	13.27	396,049	1.57%	24.91%
2012	0.00%	25,325	10.63	269,098	2.23%	13.33%
Variable Insurance Portfolios - Limited-Term Bond (WRLTBP)
2016	0.00%	2,904	10.90	31,667	1.49%	1.94%
2015	0.00%	2,057	10.70	22,003	1.78%	0.87%
2014	0.00%	1,038	10.60	11,007	0.61%	0.97%
2013	0.00%	636	10.50	6,679	0.00%	-0.54%
2012	0.00%	371	10.56	3,917	4.82%	3.37%
Variable Insurance Portfolios - Micro Cap Growth (WRMIC)
2016	0.00%	14,166	20.26	287,007	0.00%	13.29%
2015	0.00%	14,352	17.88	256,658	0.00%	-9.16%
2014	0.00%	14,079	19.69	277,165	0.00%	-1.74%
2013	0.00%	15,170	20.04	303,932	0.00%	57.28%
2012	0.00%	11,883	12.74	151,369	0.00%	11.84%
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
2016	0.00%	80,928	22.33	1,807,436	0.00%	6.12%
2015	0.00%	78,294	21.05	1,647,831	0.00%	-5.78%
2014	0.00%	76,723	22.34	1,713,817	0.00%	7.87%
2013	0.00%	47,242	20.71	978,291	0.00%	29.94%
2012	0.00%	22,045	15.94	351,332	0.00%	13.56%

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Variable Insurance Portfolios - Money Market (WRMMP)
2016	0.00%	21,205	$10.20	$216,350	0.12%	0.13%
2015	0.00%	21,435	10.19	218,415	0.02%	0.02%
2014	0.00%	24,098	10.19	245,499	0.02%	0.02%
2013	0.00%	14,649	10.19	149,206	0.02%	0.02%
2012	0.00%	14,133	10.18	143,921	0.02%	0.02%
Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)
2016	0.00%	71,542	16.84	1,204,894	1.49%	4.80%
2015	0.00%	71,509	16.07	1,149,131	2.66%	0.34%
2014	0.00%	54,841	16.02	878,300	0.83%	4.86%
2013	0.00%	47,599	15.27	726,995	1.25%	27.13%
2012	0.00%	40,847	12.01	490,738	0.88%	12.18%
Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)
2016	0.00%	25,268	14.66	370,495	1.16%	2.84%
2015	0.00%	24,921	14.26	355,308	1.15%	0.45%
2014	0.00%	22,646	14.19	321,424	1.06%	3.39%
2013	0.00%	20,523	13.73	281,738	1.68%	14.75%
2012	0.00%	27,757	11.96	332,079	0.87%	6.95%
Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)
2016	0.00%	224,105	15.82	3,544,318	1.26%	3.64%
2015	0.00%	211,475	15.26	3,226,948	1.66%	0.32%
2014	0.00%	194,879	15.21	2,964,257	1.01%	4.24%
2013	0.00%	180,214	14.59	2,629,772	1.11%	20.83%
2012	0.00%	161,633	12.08	1,951,975	0.90%	9.53%
Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)
2016	0.00%	305,075	16.38	4,995,693	1.57%	4.52%
2015	0.00%	273,926	15.67	4,291,702	2.27%	0.06%
2014	0.00%	233,464	15.66	3,655,574	0.99%	4.61%
2013	0.00%	203,816	14.97	3,050,600	1.13%	23.81%
2012	0.00%	181,186	12.09	2,190,288	0.75%	10.82%
Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)
2016	0.00%	26,886	15.26	410,226	1.26%	3.10%
2015	0.00%	26,953	14.80	398,882	1.51%	0.33%
2014	0.00%	28,051	14.75	413,773	0.95%	3.88%
2013	0.00%	25,181	14.20	357,569	1.28%	17.71%
2012	0.00%	21,739	12.06	262,255	0.87%	8.41%
Variable Insurance Portfolios - Real Estate Securities (WRRESP)
2016	0.00%	13,098	18.40	241,032	1.04%	4.26%
2015	0.00%	13,130	17.65	231,737	1.00%	4.78%
2014	0.00%	16,165	16.84	272,280	0.99%	30.17%
2013	0.00%	13,656	12.94	176,713	1.28%	1.13%
2012	0.00%	11,755	12.80	150,413	0.76%	17.72%
Variable Insurance Portfolios - Science and Technology (WRSTP)
2016	0.00%	59,608	22.96	1,368,386	0.00%	1.54%
2015	0.00%	54,747	22.61	1,237,707	0.00%	-2.88%
2014	0.00%	49,900	23.28	1,161,570	0.00%	2.91%
2013	0.00%	45,529	22.62	1,029,846	0.00%	56.38%
2012	0.00%	45,799	14.46	662,439	0.00%	27.83%
Variable Insurance Portfolios - Small Cap Growth (WRSCP)
2016	0.00%	25,978	17.80	462,423	0.00%	2.91%
2015	0.00%	27,893	17.30	482,448	0.00%	1.88%
2014	0.00%	24,056	16.98	408,393	0.00%	1.59%
2013	0.00%	20,355	16.71	340,138	0.00%	43.36%
2012	0.00%	18,864	11.66	219,883	0.00%	5.16%
Variable Insurance Portfolios - Small Cap Value (WRSCV)
2016	0.00%	12,660	23.41	296,402	0.40%	28.88%

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2015	0.00%	13,964	$18.17	$253,676	0.09%	-5.58%
2014	0.00%	14,649	19.24	281,862	0.09%	7.05%
2013	0.00%	14,244	17.97	256,027	0.84%	33.53%
2012	0.00%	13,416	13.46	180,595	0.41%	18.63%
Variable Insurance Portfolios - Value (WRVP)
2016	0.00%	15,404	20.69	318,678	1.17%	11.14%
2015	0.00%	15,954	18.61	296,974	0.76%	-3.91%
2014	0.00%	13,733	19.37	266,046	1.06%	10.94%
2013	0.00%	12,223	17.46	213,435	0.78%	35.34%
2012	0.00%	9,976	12.90	128,716	1.28%	18.88%
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
2016	0.00%	37,321	26.57	991,523	0.00%	7.75%
2015	0.00%	34,719	24.66	856,078	0.00%	-2.88%
2014	0.00%	39,011	25.39	990,453	0.00%	-1.88%
2013	0.00%	34,700	25.87	897,854	0.00%	50.23%
2012	0.00%	34,776	17.22	598,967	0.00%	7.87%
Global Securities Fund/VA - Class 3 (obsolete) (OVGS3)
2013	0.00%	112,470	20.71	2,328,942	1.30%	27.34%
2012	0.00%	76,759	16.26	1,248,239	2.04%	21.23%
Templeton Developing Markets Securities Fund - Class 3 (obsolete) (FTVDM3)
2013	0.00%	32,076	19.12	613,280	1.92%	-0.97%
2012	0.00%	33,786	19.31	652,315	1.41%	13.16%
Templeton Foreign Securities Fund - Class 3 (obsolete) (TIF3)
2013	0.00%	39,434	18.24	719,139	2.49%	22.98%
2012	0.00%	30,190	14.83	447,688	2.98%	18.30%
Templeton Global Bond Securities Fund - Class 3 (obsolete) (FTVGI3)
2013	0.00%	108,142	20.70	2,238,594	4.83%	1.64%
2012	0.00%	122,910	20.37	2,503,353	6.60%	15.06%
Investors Growth Stock Series - Initial Class (obsolete) (MIGIC)
2014	0.00%	460	21.46	9,871	0.31%	11.45%
2013	0.00%	437	19.25	8,414	0.59%	30.29%
2012	0.00%	586	14.78	8,660	0.53%	16.97%
Federated NVIT High Income Bond Fund - Class III (obsolete) (HIBF3)
2013	0.00%	182,265	18.20	3,317,703	6.89%	6.94%
2012	0.00%	173,239	17.02	2,948,840	9.26%	14.71%
NVIT Emerging Markets Fund - Class III (obsolete) (GEM3)
2013	0.00%	273,011	19.48	5,318,659	1.29%	0.75%
2012	0.00%	197,380	19.34	3,816,556	0.60%	17.24%
NVIT International Equity Fund - Class III (obsolete) (GIG3)
2013	0.00%	42,501	11.52	489,557	0.62%	17.81%
2012	0.00%	22,851	9.78	223,417	1.00%	15.58%
VIP Overseas Portfolio - Service Class R (obsolete) (FOSR)
2014	0.00%	121,476	16.56	2,011,061	1.30%	-8.18%
2013	0.00%	113,452	18.03	2,045,465	1.43%	30.30%
2012	0.00%	101,255	13.84	1,401,034	1.93%	20.67%
NVIT International Index Fund - Class VI (obsolete) (GVIX6)
2013	0.00%	260,837	11.84	3,088,679	2.87%	21.27%
2012	0.00%	224,653	9.76	2,193,608	3.43%	18.29%
NVIT Multi-Manager International Growth Fund - Class III (obsolete) (NVMIG3)
2013	0.00%	98,964	12.17	1,204,056	1.39%	21.34%
2012	0.00%	74,182	10.03	743,805	0.66%	15.78%
NVIT Multi-Manager International Value Fund - Class III (obsolete) (GVDIV3)
2013	0.00%	90,865	12.78	1,160,819	2.30%	21.42%
2012	0.00%	92,893	10.52	977,360	0.44%	17.24%
American Century NVIT Growth Fund - Class I (obsolete) (CAF)
2015	0.00%	104,079	15.81	1,645,914	0.34%	4.67%
2014	0.00%	106,354	15.11	1,606,880	0.40%	11.33%

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2013	0.00%	58,806	$13.57	$798,071	0.78%	29.74%
2012	0.00%	24,108	10.46	252,179	1.28%	14.02%
Small-Cap Growth Portfolio - S Class Shares (obsolete) (AMFAS)
2014	0.00%	1,750	16.13	28,219	0.00%	3.47%
2013	0.00%	1,218	15.58	18,982	0.00%	45.83%
2012	0.00%	1,467	10.69	15,677	0.00%	8.82%

2016	Contract owners’ equity:				$676,479,788
2015	Contract owners’ equity:				$534,651,674
2014	Contract owners’ equity:				$448,131,939
2013	Contract owners’ equity:				$353,512,339
2012	Contract owners’ equity:				$236,930,965
*	This represents the annual contract expense rate of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the total return for the period. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option was initially added and funded.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented. Prior period presentation, which indicated the date the underlying mutual fund was initially added and funded, has been updated to conform with current period presentation.